UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22201
Direxion Shares ETF Trust
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel O’ Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-476-7523
Date of fiscal year end: October 31
Date of reporting period: April 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Direxion Shares Etf Trust

SEMI-ANNUAL REPORT APRIL 30, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            www.direxionshares.com

2X Bull Funds	2X Bear Funds

International Funds

Direxion Daily BRIC Bull 2X Shares Direxion Daily India Bull 2X Shares	Direxion Daily BRIC Bear 2X Shares Direxion Daily India Bear 2X Shares

3X Bull Funds	3X Bear Funds

Domestic Equity Index Funds

Direxion Daily Large Cap Bull 3X Shares Direxion Daily Mid Cap Bull 3X Shares Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares Direxion Daily Mid Cap Bear 3X Shares Direxion Daily Small Cap Bear 3X Shares

International Funds

Direxion Daily Developed Markets Bull 3X Shares Direxion Daily Emerging Markets Bull 3X Shares Direxion Daily China Bull 3X Shares Direxion Daily Latin America Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares Direxion Daily Emerging Markets Bear 3X Shares Direxion Daily China Bear 3X Shares Direxion Daily Latin America Bear 3X Shares

Specialty Funds

Direxion Daily Energy Bull 3X Shares Direxion Daily Financial Bull 3X Shares Direxion Daily Technology Bull 3X Shares Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Energy Bear 3X Shares Direxion Daily Financial Bear 3X Shares Direxion Daily Technology Bear 3X Shares Direxion Daily Real Estate Bear 3X Shares

Sector Funds

Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares

Fixed Income Funds

Direxion Daily 2-Year Treasury Bull 3X Shares Direxion Daily 10-Year Treasury Bull 3X Shares Direxion Daily 30-Year Treasury Bull 3X Shares	Direxion Daily 2-Year Treasury Bear 3X Shares Direxion Daily 10-Year Treasury Bear 3X Shares Direxion Daily 30-Year Treasury Bear 3X Shares

Letter to Shareholders	4

Expense Examples	7

Allocation of Portfolio Holdings	10

Schedules of Investments	11

Statements of Assets and Liabilities	77

Statements of Operations	86

Statements of Changes in Net Assets	95

Financial Highlights	109

Notes to the Financial Statements	111

Board Review of Investment Advisory Agreements	133

Help Preserve the Environment – Go Green!

With e-Delivery you can:

•	Receive email notifications when your most recent shareholder communications are available for review.
•	Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1.	Visit www.direxionshares.com/edelivery

2.	Follow the simple enrollment instructions.

If you have questions about Direxion Shares e-Delivery services, contact a representative at 866.476.7523.

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares covers the period from November 1st, 2009 to April 30th, 2010, (the “Semi-Annual Period”). In general, the performance of the equity markets was strong during the Semi-Annual Period and volatility declined from previous high levels. The strong performance was undermined by market weakness at the end of the Semi-Annual Period as concerns about Greece undermined confidence in the economic recovery.

The Direxion Shares exchange traded funds seek to provide daily returns which are a multiple – positive or negative – of the daily return of a particular benchmark. Particularly in periods of heightened volatility, the ETFs should be used by investors as short-term trading vehicles. As a consequence, we do not believe that investors should buy and hold the funds. Nevertheless, investors should understand the investment performance of the funds’ on a daily basis and through time. The ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant benchmark (the “Target Index”) and the fund’s expense ratios. The models, and a description of how they work, are available on the Direxion Shares website (www.direxionshares.com) under Tools/Tracking Center. The models do not take into account the size of a fund or any transaction fees associated with creating or maintaining a fund’s portfolio. A brief comparison of the actual returns versus the expected returns for each of the funds during the Semi-Annual Period is as follows below.

The Direxion Daily BRIC Bull 2x Shares and the Direxion Daily BRIC Bear 2x Shares seek to provide 200% and -200% of the return of the BNY Mellon BRIC Select ADR Index, respectively. For the period, the Target Index returned 11.24%. The Direxion Daily BRIC Bull 2x Shares returned -1.50% and the Direxion Daily BRIC Bear 2x Shares returned -1.50%. The model indicated an expected return of -1.04% for the Direxion Daily BRIC Bull 2x Shares and an expected return of -1.44% for the Direxion Daily BRIC Bear 2x Shares.

The Direxion Daily India Bull 2x Shares and the Direxion Daily India Bear 2x Shares seek to provide 200% and -200% of the return of the Indus India Index, respectively. For the period, the Target Index returned 16.27%. The Direxion Daily India Bull 2x Shares returned 3.65% and the Direxion Daily India Bear 2x Shares returned -5.55%. The model indicated an expected return of 3.54% for the Direxion Daily India Bull 2x Shares and an expected return of -5.28% for the Direxion Daily India Bear 2x Shares.

The Direxion Daily Large Cap Bull 3x Shares and the Direxion Daily Large Cap Bear 3x Shares seek to provide 300% and -300% of the return of the Russell 1000 Index, respectively. For the period, the Target Index returned 16.76%. The Direxion Daily Large Cap Bull 3x Shares returned 53.54% and Direxion Daily Large Cap Bear 3x Shares returned -41.25%. The model indicated an expected return of 53.70% for the Direxion Daily Large Cap Bull 3x Shares and an expected return of -41.14% for the Direxion Daily Large Cap Bear 3x Shares.

The Direxion Daily Mid Cap Bull 3x Shares and the Direxion Daily Mid Cap Bear 3x Shares seek to provide 300% and -300% of the return of the Russell Midcap Index, respectively. For the period, the Target Index returned 24.92%. The Direxion Daily Mid Cap Bull 3x Shares returned 84.79% and the Direxion Daily Mid Cap Bear 3x Shares returned -53.22%. The model indicated an expected return of 86.06% for the Direxion Daily Mid Cap Bull 3x Shares and an expected return of -52.85% for the Direxion Daily Mid Cap Bear 3x Shares.

The Direxion Daily Small Cap Bull 3x Shares and the Direxion Daily Small Cap Bear 3x Shares seek to provide 300% and -300% of the return of the Russell 2000 Index, respectively. For the period, the Target Index returned 28.17%. The Direxion Daily Small Cap Bull 3x Shares returned 99.60% and the Direxion Daily Small Cap Bear 3x Shares returned -58.57%. The model indicated an expected return of 98.26% for the Direxion Daily Small Cap Bull 3x Shares and an expected return of -57.72% for the Direxion Daily Small Cap Bear 3x Shares.

The Direxion Daily Developed Markets Bull 3x Shares and the Direxion Daily Developed Markets Bear 3x Shares seek to provide 300% and -300% of the return of the MSCI EAFE Index, respectively. For the period, Target Index returned 2.74%. The Direxion Daily Developed Markets Bull 3x Shares returned 5.53% and the Direxion Daily Developed Markets Bear 3x Shares returned -19.55%. The model indicated an expected return of -19.06% for the Direxion Daily Developed Markets Bull 3x Shares and an expected return of 2.59% for the Direxion Daily Developed Markets Bear 3x Shares.

4  DIREXION SEMI-ANNUAL REPORT

The Direxion Daily Emerging Markets Bull 3x Shares and the Direxion Daily Emerging Markets Bear 3x Shares seek to provide 300% and -300% of the return of the MSCI Emerging Markets Index, respectively. For the period, the Target Index returned 12.34%. The Direxion Daily Emerging Markets Bull 3x Shares returned 29.78% and the Direxion Daily Emerging Markets Bear 3x Shares returned -41.98%. The model indicated an expected return of 31.71% for the Direxion Daily Emerging Markets Bull 3x Shares and an expected return of -41.21% for the Direxion Daily Emerging Markets Bear 3x Shares.

The Direxion Daily China Bull 3x Shares and the Direxion Daily China Bear 3x Shares seek to provide 300% and -300% of the return of the BNY Mellon China Select ADR Index, respectively. For the period, the Target Index returned 13.58%. The Direxion Daily China Bull 3x Shares returned 1.58% and the Direxion Daily China Bear 3x Shares returned -19.55%. The model indicated an expected return of 1.83% for the Direxion Daily China Bull 3x Shares and an expected return of -17.26% for the Direxion Daily China Bear 3x Shares.

The Direxion Daily Latin America Bull 3x Shares and the Direxion Daily Latin America Bear 3x Shares seek to provide 300% and -300% of the return of the S&P Latin America 40 Index, respectively. For the period, the Target Index returned 13.58%. The Direxion Daily Latin America Bull 3x Shares returned -14.78% and the Direxion Daily Latin America Bear 3x Shares returned -7.50%. The model indicated an expected return of -13.89% for the Direxion Daily Latin America Bull 3x Shares and an expected return of -6.81% for the Direxion Daily Latin America Bear 3x Shares.

The Direxion Daily Energy Bull 3x Shares and the Direxion Daily Energy Bear 3x Shares seek to provide 300% and -300% of the return of the Russell 1000 Energy Index, respectively. For the period, the Target Index returned 8.43%. The Direxion Daily Energy Bull 3x Shares returned 18.95% and the Direxion Daily Energy Bear 3x Shares returned -29.53%. The model indicated an expected return of 20.23% for the Direxion Daily Energy Bull 3x Shares and an expected return of -29.86% for the Direxion Daily Energy Bear 3x Shares.

The Direxion Daily Financial Bull 3x Shares and the Direxion Daily Financial Bear 3x Shares seek to provide 300% and -300% of the return of the Russell 1000 Financial Services Index, respectively. For the period, Target Index returned 17.50%. The Direxion Daily Financial Bull 3x Shares returned 49.97% and the Direxion Daily Financial Bear 3x Shares returned -46.60%. The model indicated an expected return of 51.39% for the Direxion Daily Financial Bull 3x Shares and an expected return of -46.04% for the Direxion Daily Financial Bear 3x Shares.

The Direxion Daily Technology Bull 3x Shares and the Direxion Daily Technology Bear 3x Shares seek to provide 300% and -300% of the return of the Russell 1000 Technology Index, respectively. For the period, the Target Index returned 16.07%. The Direxion Daily Technology Bull 3x Shares returned 48.19% and the Direxion Daily Technology Bear 3x Shares returned -41.69%. The model indicated an expected return of 49.39% for the Direxion Daily Technology Bull 3x Shares and an expected return of -41.23% for the Direxion Daily Technology Bear 3x Shares.

The Direxion Daily Real Estate Bull 3x Shares and the Direxion Daily Real Estate Bear 3x Shares seek to provide 300% and -300% of the return of the MSCI US REIT Index, respectively. For the period, the Target Index returned 34.54%. The Direxion Daily Real Estate Bull 3x Shares returned 119.79% and the Direxion Daily Real Estate Bear 3x Shares returned -67.35%. The model indicated an expected return of 120.97% for the Direxion Daily Real Estate Bull 3x Shares and an expected return of -66.93% for the Direxion Daily Real Estate Bear 3x Shares.

The Direxion Daily Semiconductor Bull 3x Shares and the Direxion Daily Semiconductor Bear 3x Shares seek to provide 300% and -300% of the return of the PHLX Semiconductor Index, respectively. For the period, the Target Index returned 27.53%. The Direxion Daily Semiconductor Bull 3x Shares returned 11.85% and the Direxion Daily Semiconductor Bear 3x Shares returned -19.63%. The model indicated an expected return of 12.19% for the Direxion Daily Semiconductor Bull 3x Shares and an expected return of -19.39% for the Direxion Daily Semiconductor Bear 3x Shares.

The Direxion Daily 2-Year Treasury Bull 3x Shares and the Direxion Daily 2-Year Treasury Bear 3x Shares seek to provide 300% and -300% of the return of the NYSE Current 2-Year U.S. Treasury Index, respectively. For the period, the Target Index returned 0.72%. The Direxion Daily 2-Year Treasury Bull 3x Shares returned -0.08%and Direxion Daily 2-Year Treasury Bear 3x Shares returned -0.50%. The model indicated an expected return of 0.13% for the Direxion Daily 2-Year Treasury Bull 3x Shares and an expected return of -0.50% for the Direxion Daily 2-Year Treasury Bear 3x Shares.

The Direxion Daily 10-Year Treasury Bull 3x Shares and the Direxion Daily 10-Year Treasury Bear 3x Shares seek to provide 300% and -300% of the return of the NYSE Current 10-Year U.S. Treasury Index, respectively. For the period, the Target Index returned -0.47%. The Direxion Daily 10-Year Treasury Bull 3x Shares returned -3.57%and Direxion Daily 10-Year Treasury Bear 3x Shares

DIREXION SEMI-ANNUAL REPORT  5

returned -1.02%. The model indicated an expected return of -2.50% for the Direxion Daily 10-Year Treasury Bull 3x Shares and an expected return of -0.32% for the Direxion Daily 10-Year Treasury Bear 3x Shares.

The Direxion Daily 30-Year Treasury Bull 3x Shares and the Direxion Daily 30-Year Treasury 3x Shares seek to provide 300% and -300% of the return of the NYSE Current 30-Year U.S. Treasury Index, respectively. For the period, the Target Index returned -2.64%. The Direxion Daily 30-Year Treasury Bull 3x Shares returned -11.06% and the Direxion Daily 30-Year Treasury Bear 3x Shares gained 2.37%. The model indicated an expected return of -10.12% for the Direxion Daily 30-Year Treasury Bull 3x Shares and an expected return of 3.28% for the Direxion Daily 30-Year Treasury Bear 3x Shares.

As always, we thank you for using the Direxion Shares and we look forward to our mutual success.

Best Regards,

Daniel O’Neill President

There is no guarantee the funds will achieve their objective. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes. Investing in the funds may be more volatile than investing in broadly diversified funds. The use of leverage by a fund means the Funds are riskier than alternatives which do not use leverage.

The risks associated with the funds are detailed in the prospectus which include adverse market condition risk, adviser’s investment strategy risk, aggressive investment techniques risk, concentration risk, counterparty risk, credit and lower-quality debt securities risk, equity securities risk, currency exchange risk, daily correlation risk, daily rebalancing and market volatility risk, depository receipt risk, foreign and emerging markets securities risk, sector securities risk, interest rate risk, inverse correlation risk (Inverse Fund or Inverse ETF), leverage risk, market risk, non-diversification risk, shorting risk, small and mid cap company risk, tracking error risk, market timing activity and high portfolio turnover risk, investing in other investment companies and ETFs risk, commodities securities risk, geographic concentration risk, valuation time risk, derivatives risk, commodity-linked derivatives risk, wholly-owned subsidiary risk, tax risk, options and futures contracts risks, security selection risk, Debt Instrument Risk, Gain Limitation Risk, Real Estate Investment Risk, U.S. Government Securities Risk, and Special Risks of Exchange-Traded Funds. Shorting securities occurs when investors sell securities they don’t own and are committed to repurchasing eventually.

Russell 1000 Index — measures the large cap segment of the US equity universe. It consists of the largest 1,000 securities in the Russell 3000 Index based on market cap. Russell 2000 Index — measures the small cap segment of the US equity universe and includes the smallest 2,000 securities in the Russell 3000 Index based on market cap. Russell 1000 Energy Index — measures the performance of all energy related securities in the Russell 1000 Index. Russell 1000 Financial Services Index — measures the performance of all financial services related securities in the Russell 1000 Index. The Russell 1000 Technology Index is a capitalization weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Real Estate Index is a free float market capitalization weighted index that is comprised of Equity REIT securities that belong to the MSCI US Investable Market 2500 Index. The NYSE Current 10 Year U.S. Treasury Index is a one-security index comprised of the most recently issued 10-Year Treasury Note. The NYSE Current 30 Year U.S. Treasury Index is a one-security index comprised of the most recently issued 30-Year Bond. The S&P Latin America 40 Index is an equity index drawn from four major Latin American markets: Argentina, Brazil, Chile, and Mexico. The BNY Mellon China Select ADR Index is a free float-adjusted modified capitalization weighted index designed by BNY Mellon that tracks the performance of depositary receipts in ADR form that are listed for trading on the NYSE, NYSE Amex and Nasdaq Stock Market (“NASDAQ”) of companies from China which meet certain criteria. The Semiconductor Index measures the performance of the semiconductor subsector of the U.S. equity market. The Indus India Index, which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The BNY Mellon BRIC Select ADR Index is a free-float adjusted modified market capitalization weighted index designed by BNY Mellon that tracks the performance of depositary receipts in ADR or GDR form that are listed for trading on the NYSE, NYSE Amex and Nasdaq Stock Market (“NASDAQ”) of companies from BRAZIL, Russia, India and China, which meet certain criteria.

ADR (American Depositary Receipt) is a negotiable certificate issued by a US bank representing a specified number of shares (or one share) in a foreign stock that is traded on a US exchange. GDR (Global Depositary Receipt) is a bank certificate issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank.

The views in this letter were those of the Fund manager as of April 30, 2010 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

6  DIREXION SEMI-ANNUAL REPORT

Expense Examples
April 30, 2010 (Unaudited)

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT  7

Expense Examples
April 30, 2010 (Unaudited)

	Annualized			Expenses
	Expense	Beginning	Ending	Paid During
	Ratios	Account Value	Account Value	Period

Direxion Daily BRIC Bull 2X Shares***
Based on actual fund return	0.95%	$1,000.00	$985.00	$1.32
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily BRIC Bear 2X Shares***
Based on actual fund return	0.95%	1,000.00	985.00	1.32
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily India Bull 2X Shares***
Based on actual fund return	0.95%	1,000.00	1,036.50	1.35
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily India Bear 2X Shares***
Based on actual fund return	0.95%	1,000.00	944.50	1.29
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Large Cap Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	1,535.38	6.16
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91
Direxion Daily Large Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	587.52	3.74
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Mid Cap Bull 3X Shares
Based on actual fund return	1.92%	1,000.00	1,847.90	13.56
Based on hypothetical 5% return	1.92%	1,000.00	1,015.27	9.59
Direxion Daily Mid Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	467.85	3.46
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Small Cap Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,996.02	7.13
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Small Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	414.28	3.33
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Developed Markets Bull 3X Shares
Based on actual fund return	1.54%	1,000.00	1,055.26	7.85
Based on hypothetical 5% return	1.54%	1,000.00	1,017.16	7.70
Direxion Daily Developed Markets Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	804.50	4.25
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Emerging Markets Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,297.79	5.47
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Emerging Markets Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	580.24	3.72
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily China Bull 3X Shares*
Based on actual fund return	0.95%	1,000.00	1,015.75	3.91
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily China Bear 3X Shares*
Based on actual fund return	0.96%	1,000.00	804.50	3.54
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Latin America Bull 3X Shares*
Based on actual fund return	0.96%	1,000.00	852.20	3.63
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Latin America Bear 3X Shares*
Based on actual fund return	0.96%	1,000.00	925.00	3.77
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Energy Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,189.50	5.21
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Energy Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	704.68	4.02
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76

8  DIREXION SEMI-ANNUAL REPORT

Expense Examples
April 30, 2010 (Unaudited)

	Annualized			Expenses
	Expense	Beginning	Ending	Paid During
	Ratios	Account Value	Account Value	Period

Direxion Daily Financial Bull 3X Shares
Based on actual fund return	0.96%	$1,000.00	$1,499.67	$5.95
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Financial Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	533.97	3.61
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Technology Bull 3X Shares
Based on actual fund return	1.34%	1,000.00	1,481.90	8.25
Based on hypothetical 5% return	1.34%	1,000.00	1,018.15	6.71
Direxion Daily Technology Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	583.13	3.73
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Real Estate Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	2,197.90	7.61
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Real Estate Bear 3X Shares
Based on actual fund return	0.98%	1,000.00	326.53	3.22
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91
Direxion Daily Semiconductor Bull 3X Shares***
Based on actual fund return	0.95%	1,000.00	1,118.50	1.41
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Semiconductor Bear 3X Shares***
Based on actual fund return	0.95%	1,000.00	803.70	1.20
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 2-Year Treasury Bull 3X Shares**
Based on actual fund return	0.95%	1,000.00	999.25	1.72
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 2-Year Treasury Bear 3X Shares**
Based on actual fund return	0.95%	1,000.00	995.00	1.71
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 10-Year Treasury Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	964.32	4.63
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 10-Year Treasury Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	989.76	4.74
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily 30-Year Treasury Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	889.37	4.45
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 30-Year Treasury Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	1,023.70	4.77
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76

*	The Fund commenced operations on December 3, 2009. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 149 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one half year period).
**	The Fund commenced operations on February 25, 2010. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 65 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one half year period).
***	The Fund commenced operations on March 11, 2010. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 51 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one half year period).

DIREXION SEMI-ANNUAL REPORT  9

Allocation of Portfolio Holdings
April 30, 2010 (Unaudited)

		Common	Preferred	U.S. Treasury	Investment
	Cash*	Stocks	Shares	Obligations	Companies	Swaps	Total

Direxion Daily BRIC Bull 2X Shares	21%	52%	28%	—	—	(1)%	100%
Direxion Daily BRIC Bear 2X Shares	100%	—	—	—	—	0%**	100%
Direxion Daily India Bull 2X Shares	97%	—	—	—	4%	(1)%	100%
Direxion Daily India Bear 2X Shares	102%	—	—	—	—	(2)%	100%
Direxion Daily Large Cap Bull 3X Shares	(3)%	78%	—	—	—	25%	100%
Direxion Daily Large Cap Bear 3X Shares	121%	—	—	—	—	(21)%	100%
Direxion Daily Mid Cap Bull 3X Shares	(8)%	72%	—	—	—	36%	100%
Direxion Daily Mid Cap Bear 3X Shares	148%	—	—	—	—	(48)%	100%
Direxion Daily Small Cap Bull 3X Shares	12%	75%	—	—	—	13%	100%
Direxion Daily Small Cap Bear 3X Shares	123%	—	—	—	—	(23)%	100%
Direxion Daily Developed Market Bull 3X Shares	20%	78%	—	—	1%	1%	100%
Direxion Daily Developed Market Bear 3X Shares	103%	—	—	—	—	(3)%	100%
Direxion Daily Emerging Market Bull 3X Shares	19%	55%	16%	—	—	10%	100%
Direxion Daily Emerging Market Bear 3X Shares	114%	—	—	—	—	(14)%	100%
Direxion Daily China Bull 3X Shares	1%	87%	—	—	—	12%	100%
Direxion Daily China Bear 3X Shares	106%	—	—	—	—	(6)%	100%
Direxion Daily Latin America Bull 3X Shares	7%	41%	38%	—	—	14%	100%
Direxion Daily Latin America Bear 3X Shares	119%	—	—	—	—	(19)%	100%
Direxion Daily Energy Bull 3X Shares	6%	83%	—	—	—	11%	100%
Direxion Daily Energy Bear 3X Shares	111%	—	—	—	—	(11)%	100%
Direxion Daily Financial Bull 3X Shares	27%	57%	—	—	—	16%	100%
Direxion Daily Financial Bear 3X Shares	116%	—	—	—	—	(16)%	100%
Direxion Daily Technology Bull 3X Shares	15%	73%	—	—	—	12%	100%
Direxion Daily Technology Bear 3X Shares	114%	—	—	—	—	(14)%	100%
Direxion Daily Real Estate Bull 3X Shares	(10)%	87%	—	—	—	23%	100%
Direxion Daily Real Estate Bear 3X Shares	121%	—	—	—	—	(21)%	100%
Direxion Daily Semiconductor Bull 3X Shares	27%	77%	—	—	—	(4)%	100%
Direxion Daily Semiconductor Bear 3X Shares	108%	—	—	—	—	(8)%	100%
Direxion Daily 2-Year Treasury Bull 3X Shares	25%	—	—	75%	—	0%**	100%
Direxion Daily 2-Year Treasury Bear 3X Shares	101%	—	—	—	—	(1)%	100%
Direxion Daily 10-Year Treasury Bull 3X Shares	18%	—	—	81%	—	1%	100%
Direxion Daily 10-Year Treasury Bear 3X Shares	103%	—	—	—	—	(3)%	100%
Direxion Daily 30-Year Treasury Bull 3X Shares	17%	—	—	78%	—	5%	100%
Direxion Daily 30-Year Treasury Bear 3X Shares	106%	—	—	—	—	(6)%	100%

*	Cash, cash equivalents and other assets less liabilities
**	Percentage is less than 0.5%

10  DIREXION SEMI-ANNUAL REPORT

Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 52.4%
Brazil - 16.9%
3,079	Banco Santander Brasil SA ADR	$35,809
3,704	BRF - Brasil Foods SA ADR*	49,448
1,156	Centrais Eletricas Brasileiras SA ADR*	16,519
296	Cia de Saneamento Basico do Estado de Sao Paulo ADR*	11,648
3,759	Cia Siderurgica Nacional SA ADR*	70,105
112	CPFL Energia SA ADR	6,965
633	Empresa Brasileira de Aeronautica SA ADR	15,243
1,013	Fibria Celulose SA ADR*	20,108
1,406	Gafisa SA ADR	19,431
5,090	Petroleo Brasileiro SA ADR	215,969
5,909	Vale SA-SP ADR*	180,993
846	Vivo Participacoes SA ADR	22,394

		664,632

China - 13.9%
798	Aluminum Corp. of China Ltd. ADR*	19,359
71	Baidu, Inc. ADR*	48,940
51	Changyou.com Ltd. ADR*	1,673
274	China Digital TV Holding Co. Ltd. ADR*	1,838
1,471	China Life Insurance Co. Ltd. ADR	99,425
187	China Medical Technologies, Inc. ADR	2,596
781	China Petroleum & Chemical Corp. ADR	62,683
660	China Telecom Corp. Ltd. ADR	30,294
112	CNinsure, Inc. ADR	3,107
731	Ctrip.com International Ltd. ADR*	26,696
57	Duoyuan Global Water, Inc. ADR*	1,521
354	E-House China Holdings Ltd. ADR	5,951
477	Focus Media Holding Ltd. ADR*	8,004
136	Home Inns & Hotels Management, Inc. ADR*	4,740
390	Huaneng Power International, Inc. ADR	8,970
1,003	JA Solar Holdings Co. Ltd. ADR*	6,128
325	LDK Solar Co. Ltd. ADR*	2,528
235	Longtop Financial Technologies Ltd. ADR*	8,086
412	Mindray Medical International Ltd. ADR	15,738
393	NetEase.com, Inc. ADR*	13,704
161	New Oriental Education & Technology Group, Inc. ADR*	15,065
245	Perfect World Co. Ltd. ADR*	8,200
811	PetroChina Co. Ltd. ADR	93,370
362	Renesola Ltd. ADR*	2,827
471	Shanda Games Ltd. ADR*	3,297
241	Shanda Interactive Entertainment Ltd. ADR*	10,927
706	Suntech Power Holdings Co. Ltd. ADR*	9,602
528	Trina Solar Ltd. ADR*	13,659
135	VanceInfo Technologies, Inc. ADR*	3,220

375	WuXi PharmaTech Cayman, Inc. ADR*	7,200
539	Yingli Green Energy Holding Co. Ltd. ADR*	6,808

		546,156

Hong Kong - 9.6%
3,777	China Mobile Ltd. ADR	184,695
5,544	China Unicom Hong Kong Ltd. ADR	68,912
695	CNOOC Ltd. ADR	122,264
981	Melco Crown Entertainment Ltd. ADR*	4,670

		380,541

India - 10.1%
629	Dr. Reddy’s Laboratories Ltd. ADR	17,669
490	HDFC Bank Ltd. ADR	73,069
1,939	ICICI Bank Ltd. ADR	82,446
2,061	Infosys Technologies Ltd. ADR	123,413
549	Mahanagar Telephone Nigam ADR	1,757
211	Patni Computer Systems Ltd. ADR	5,009
1,942	Sterlite Industries India Ltd. ADR	35,228
173	Tata Communications Ltd. ADR	2,076
1,379	Tata Motors Ltd. ADR	28,201
1,382	Wipro Ltd. ADR	31,040

		399,908

Russia - 1.9%
379	Mechel ADR	9,740
890	Mobile TeleSystems ADR	49,172
691	Wimm-Bill-Dann Foods ADR	15,029

		73,941

	TOTAL COMMON STOCKS (Cost $2,064,040)	$2,065,178

PREFERRED SHARES - 27.7%
Brazil - 27.7%
7,175	Banco Bradesco SA ADR	133,598
937	Centrais Eletricas Brasileiras SA ADR*	16,482
341	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR Class A	23,362
734	Cia de Bebidas das Americas ADR	71,785
1,885	Cia Energetica de Minas Gerais ADR	30,449
569	Cia Paranaense de Energia ADR	11,767
3,156	Gerdau SA ADR*	51,758
665	Gol Linhas Aereas Inteligentes SA ADR	8,698
8,357	Itau Unibanco Holding SA ADR	181,180
1,141	Net Servicos de Comunicacao SA ADR*	13,407
7,014	Petroleo Brasileiro SA ADR	266,111
465	Tam SA ADR*	8,217
1,249	Tele Norte Leste Participacoes SA ADR	18,560
330	Tim Participacoes SA ADR	8,577
9,203	Vale SA-SP ADR*	247,653

	TOTAL PREFERRED SHARES (Cost $1,117,998)	$1,091,604

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  11

Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 20.5%
MONEY MARKET FUNDS - 20.5%
805,508	Goldman Sachs Financial Square Government Fund, 0.03% (a)	$805,508

	TOTAL SHORT TERM INVESTMENTS (Cost $805,508)	$805,508

	TOTAL INVESTMENTS (Cost $3,987,546) - 100.6% (b)	$3,962,290
	Liabilities in Excess of Other Assets - (0.6%)	(22,086)

	TOTAL NET ASSETS - 100.0%	$3,940,204

Summary by Industry	Value	% of Net Assets

Aerospace & Defense	$15,243	0.4%
Airlines	16,915	0.4
Beverages	71,785	1.8
Commercial Banks	506,102	12.9
Computers & Peripherals	1,838	0.0 †
Diversified Consumer Services	15,065	0.4
Diversified Telecommunication Services	121,599	3.1
Electric Utilities	82,182	2.1
Electrical Equipment	36,197	0.9
Food & Staples Retailing	23,362	0.6
Food Products	64,478	1.6
Health Care Equipment & Supplies	18,334	0.5
Hotels, Restaurants & Leisure	36,105	0.9
Household Durables	19,431	0.5
Independent Power Producers & Energy Traders	8,970	0.2
Insurance	102,532	2.6
Internet Software & Services	62,644	1.6
IT Services	159,461	4.1
Life Sciences Tools & Services	7,200	0.2
Machinery	29,721	0.8
Media	21,411	0.5
Metals & Mining	614,837	15.6
Oil, Gas & Consumable Fuels	760,398	19.3
Paper & Forest Products	20,108	0.5
Pharmaceuticals	17,669	0.4
Real Estate Management & Development	5,951	0.2
Semiconductors & Semiconductor Equipment	5,356	0.1
Software	35,403	0.9
Water Utilities	11,647	0.3
Wireless Telecommunication Services	264,838	6.7
Short Term Investments	805,508	20.5

Total Investments	3,962,290	100.6
Liabilities in Excess of Other Assets	(22,086)	(0.6)

Total Net Assets	$3,940,204	100.0%

The accompanying notes are an integral part of these financial statements.
12  DIREXION SEMI-ANNUAL REPORT

Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Percentages are stated as a percent of net assets.
ADR — American Depositary Receipts.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,151,123.
(†)	Less than 0.05%.

Direxion Daily BRIC Bull 2X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	BNY Mellon BRIC Select ADR Index	883	$4,422,763	9/12/2011	$(25,620)
Merrill Lynch International	BNY Mellon BRIC Select ADR Index	70	350,730	9/28/2011	(3,206)

			$4,773,493		$(28,826)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  13

Direxion Daily BRIC Bear 2X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 100.4%
MONEY MARKET FUNDS - 100.4%
3,955,124	Goldman Sachs Financial Square Government Fund, 0.03% (a)(b)	$3,955,124

	TOTAL SHORT TERM INVESTMENTS (Cost $3,955,124)	$3,955,124

	TOTAL INVESTMENTS (Cost $3,955,124) - 100.4%	$3,955,124
	Liabilities in Excess of Other Assets - (0.4%)	(14,812)

	TOTAL NET ASSETS - 100.0%	$3,940,312

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,340,027.

Direxion Daily BRIC Bear 2X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital, LLC	BNY Mellon BRIC Select ADR Index	1,323	$6,597,954	9/12/2011	$3,182
Merrill Lynch International	BNY Mellon BRIC Select ADR Index	267	1,315,669	9/28/2011	(11,309)

			$7,913,623		$(8,127)

The accompanying notes are an integral part of these financial statements.
14  DIREXION SEMI-ANNUAL REPORT

Direxion Daily India Bull 2X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 4.2%
MUTUAL FUNDS - 4.2%
11,488	PowerShares India Portfolio	$258,825

	TOTAL INVESTMENT COMPANIES ($259,505)	$258,825

SHORT TERM INVESTMENTS - 101.4%
MONEY MARKET FUNDS - 101.4%
6,305,557	Goldman Sachs Financial Square Government Fund, 0.03% (a)	$6,305,557

	TOTAL SHORT TERM INVESTMENTS (Cost $6,305,557)	$6,305,557

	TOTAL INVESTMENTS (Cost $6,565,062) - 105.6% (b)	$6,564,382
	Liabilities in Excess of Other Assets - (5.6%)	(346,027)

	TOTAL NET ASSETS - 100.0%	$6,218,355

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,658,854.

Direxion Daily India Bull 2X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Morgan Stanley Capital Services	PowerShares India Portfolio	219,600	$5,136,648	4/27/2011	$(190,659)
Credit Suisse Capital, LLC	PowerShares India Portfolio	321,200	7,105,451	9/12/2011	139,049

			$12,242,099		$(51,610)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  15

Direxion Daily India Bear 2X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 102.4%
MONEY MARKET FUNDS - 102.4%
3,869,712	Goldman Sachs Financial Square Government Fund, 0.03% (a)(b)	$3,869,712

	TOTAL SHORT TERM INVESTMENTS (Cost $3,869,712)	$3,869,712

	TOTAL INVESTMENTS (Cost $3,869,712) - 102.4%	$3,869,712
	Liabilities in Excess of Other Assets - (2.4%)	(91,250)

	TOTAL NET ASSETS - 100.0%	$3,778,462

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,870,000.

Direxion Daily India Bear 2X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Morgan Stanley Capital Services	PowerShares India Portfolio	255,300	$5,662,426	4/12/2011	$(94,580)
Credit Suisse Capital, LLC	PowerShares India Portfolio	80,100	1,815,803	9/12/2011	10,253

			$7,478,229		$(84,327)

The accompanying notes are an integral part of these financial statements.
16  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 77.7%
Aerospace & Defense - 2.4%
17,767	Boeing Co.	$1,286,864
11,399	General Dynamics Corp.	870,428
9,801	Honeywell International, Inc.	465,253
2,399	ITT Corp.	133,312
1,541	L-3 Communications Holdings, Inc.	144,191
5,922	Lockheed Martin Corp.	502,719
4,263	Northrop Grumman Corp.	289,159
1,848	Precision Castparts Corp.	237,172
5,191	Raytheon Co.	302,635
11,023	United Technologies Corp.	826,174

		5,057,907

Air Freight & Logistics - 0.6%
2,230	C.H. Robinson Worldwide, Inc.	134,469
2,801	Expeditors International of Washington, Inc.	114,113
4,106	FedEx Corp.	369,581
9,111	United Parcel Service, Inc. Class B	629,935

		1,248,098

Airlines - 0.3%
28,589	Delta Air Lines, Inc.*	345,355
17,666	Southwest Airlines Co.	232,838

		578,193

Auto Components - 0.1%
11,315	Gentex Corp.	243,159

Automobiles - 0.3%
41,169	Ford Motor Co.*	536,020

Beverages - 1.5%
30,509	Coca-Cola Co.	1,630,706
4,215	Molson Coors Brewing Co. Class B	186,977
20,512	PepsiCo, Inc.	1,337,793

		3,155,476

Biotechnology - 1.4%
2,903	Abraxis Bioscience, Inc.*	145,063
3,840	Alexion Pharmaceuticals, Inc.*	210,739
20,651	Amgen, Inc.*	1,184,541
10,576	Amylin Pharmaceuticals, Inc.*	218,289
9,502	Biogen Idec, Inc.*	505,982
2,772	Cephalon, Inc.*	177,962
11,943	Gilead Sciences, Inc.*	473,779
4,093	Myriad Genetics, Inc.*	98,273

		3,014,628

Capital Markets - 2.0%
15,756	Bank of New York Mellon Corp.	490,484
26,769	Charles Schwab Corp.	516,374
1,991	Franklin Resources, Inc.	230,239
6,634	Goldman Sachs Group, Inc.	963,257
13,688	Invesco Ltd.	314,687
2,007	Lazard Ltd. Class A	77,591
16,766	Morgan Stanley	506,669
7,937	Northern Trust Corp.	436,376
6,508	State Street Corp.	283,098
3,364	T. Rowe Price Group, Inc.	193,464
4,343	TD Ameritrade Holding Corp.*	86,947
5,420	Waddell & Reed Financial, Inc. Class A	201,190

		4,300,376

Chemicals - 1.9%
2,764	Air Products & Chemicals, Inc.	212,220
14,656	Dow Chemical Co.	451,844
11,905	E.I. du Pont de Nemours & Co.	474,295
3,836	Eastman Chemical Co.	256,705
3,110	Ecolab, Inc.	151,892
4,310	International Flavors & Fragrances, Inc.	215,888
3,232	Lubrizol Corp.	291,979
8,419	Monsanto Co.	530,902
2,088	Mosaic Co.	106,780
8,595	Nalco Holding Co.	212,554
2,159	PPG Industries, Inc.	151,929
6,601	Praxair, Inc.	552,966
1,601	Sigma-Aldrich Corp.	94,939
14,800	Valhi, Inc.	423,576

		4,128,469

Commercial Banks - 2.7%
6,233	BancorpSouth, Inc.	137,999
21,077	BB&T Corp.	700,600
7,089	Comerica, Inc.	297,738
23,346	Fulton Financial Corp.	245,133
25,729	KeyCorp	232,076
25,470	Marshall & Ilsley Corp.	231,777
6,236	PNC Financial Services Group, Inc.	419,122
11,435	SunTrust Banks, Inc.	338,476
25,002	U.S. Bancorp	669,304
11,253	Valley National Bancorp	182,749
62,676	Wells Fargo & Co.	2,075,202
9,217	Wilmington Trust Corp.	159,731

		5,689,907

Commercial Services & Supplies - 0.4%
5,666	Avery Dennison Corp.	221,144
3,215	Stericycle, Inc.*	189,364
5,243	Waste Connections, Inc.*	187,647
6,481	Waste Management, Inc.	224,761

		822,916

Communications Equipment - 1.9%
75,991	Cisco Systems, Inc.*	2,045,678
1,489	CommScope, Inc.*	48,512
4,209	F5 Networks, Inc.*	288,022
5,466	Harris Corp.	281,390
6,898	Juniper Networks, Inc.*	195,972

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  17

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Communications Equipment (continued)
30,205	Motorola, Inc.*	$213,549
21,808	QUALCOMM, Inc.	844,842
23,739	Tellabs, Inc.	215,550

		4,133,515

Computers & Peripherals - 3.1%
11,763	Apple, Inc.*	3,071,555
56,428	Dell, Inc.*	913,005
26,528	EMC Corp.*	504,297
31,518	Hewlett-Packard Co.	1,637,990
4,386	NetApp, Inc.*	152,063
2,990	SanDisk Corp.*	119,271
6,471	Seagate Technology*	118,872
2,941	Western Digital Corp.*	120,846

		6,637,899

Construction & Engineering - 0.3%
5,923	Fluor Corp.	312,971
1,998	Jacobs Engineering Group, Inc.*	96,344
3,327	URS Corp.*	170,841

		580,156

Construction Materials - 0.2%
1,918	Martin Marietta Materials, Inc.	183,898
3,880	Vulcan Materials Co.	222,246

		406,144

Consumer Finance - 0.6%
13,374	American Express Co.	616,809
14,872	Capital One Financial Corp.	645,594
2,939	Student Loan Corp.	82,997

		1,345,400

Containers & Packaging - 0.2%
3,800	Ball Corp.	202,198
1,315	Bemis Co., Inc.	39,989
8,001	Sealed Air Corp.	172,022

		414,209

Distributors - 0.1%
5,294	Genuine Parts Co.	226,583

Diversified Consumer Services - 0.3%
5,746	Career Education Corp.*	168,185
1,613	ITT Educational Services, Inc.*	163,123
23,554	Service Corp. International	211,515
188	Strayer Education, Inc.	45,707

		588,530

Diversified Financial Services - 2.6%
121,619	Bank of America Corp.	2,168,467
72,644	Citigroup, Inc.*	317,454
875	CME Group, Inc.	287,359
7,766	Interactive Brokers Group, Inc. Class A*	133,109
2,400	IntercontinentalExchange, Inc.*	279,912
49,540	JPMorgan Chase & Co.	2,109,413
4,189	Moody’s Corp.	103,552
2,038	MSCI, Inc. Class A*	70,617

		5,469,883

Diversified Telecommunication Services - 1.9%
77,740	AT&T, Inc.	2,025,904
59,154	Verizon Communications, Inc.	1,708,959
18,289	Windstream Corp.	202,093

		3,936,956

Electric Utilities - 1.0%
16,963	Duke Energy Corp.	284,639
6,462	Entergy Corp.	525,296
8,683	Exelon Corp.	378,492
4,012	FirstEnergy Corp.	151,934
5,410	FPL Group, Inc.	281,591
8,558	Great Plains Energy, Inc.	165,426
10,315	Southern Co.	356,486

		2,143,864

Electrical Equipment - 0.4%
9,898	Emerson Electric Co.	516,973
1,700	First Solar, Inc.*	244,035

		761,008

Electronic Equipment, Instruments & Components - 0.7%
6,548	Agilent Technologies, Inc.*	237,430
2,259	Amphenol Corp. Class A	104,388
1,580	Arrow Electronics, Inc.*	48,190
1,990	Avnet, Inc.*	63,620
20,477	Corning, Inc.	394,182
6,651	FLIR Systems, Inc.*	203,454
8,767	Molex, Inc.	196,468
6,878	Trimble Navigation Ltd.*	224,979

		1,472,711

Energy Equipment & Services - 1.5%
6,804	Baker Hughes, Inc.	338,564
4,584	FMC Technologies, Inc.*	310,291
12,508	Helix Energy Solutions Group, Inc.*	182,367
13,781	National Oilwell Varco, Inc.	606,777
7,124	Rowan Cos, Inc.*	212,295
15,761	Schlumberger Ltd.	1,125,651
7,223	Smith International, Inc.	344,970

		3,120,915

Food & Staples Retailing - 1.7%
3,927	BJ’s Wholesale Club, Inc.*	150,326
5,721	Costco Wholesale Corp.	337,997
19,186	CVS Caremark Corp.	708,539
14,026	Safeway, Inc.	331,014
13,074	Walgreen Co.	459,551
29,133	Wal-Mart Stores, Inc.	1,562,985

		3,550,412

Food Products - 1.0%
8,598	Archer-Daniels-Midland Co.	240,228
1,600	Bunge Ltd.	84,720
6,483	Campbell Soup Co.	232,480

The accompanying notes are an integral part of these financial statements.
18  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Food Products (continued)
14,737	ConAgra Foods, Inc.	$360,614
4,893	Corn Products International, Inc.	176,148
8,041	Dean Foods Co.*	126,244
19,405	Kraft Foods, Inc. Class A	574,388
4,887	McCormick & Co., Inc.	193,379
3,715	Mead Johnson Nutrition Co. Class A	191,731

		2,179,932

Gas Utilities - 0.1%
5,741	Questar Corp.	275,281

Health Care Equipment & Supplies - 1.9%
7,974	Baxter International, Inc.	376,532
7,303	Becton Dickinson and Co.	557,730
49,623	Boston Scientific Corp.*	341,406
3,272	C.R. Bard, Inc.	283,126
5,928	CareFusion Corp.*	163,494
2,318	Edwards Lifesciences Corp.*	238,939
7,492	Hill-Rom Holdings, Inc.	237,571
11,019	Hologic, Inc.*	196,910
5,284	Hospira, Inc.*	284,226
14,755	Medtronic, Inc.	644,646
4,458	Stryker Corp.	256,068
2,044	Varian Medical Systems, Inc.*	115,241
7,081	Zimmer Holdings, Inc.*	431,304

		4,127,193

Health Care Providers & Services - 1.5%
11,868	Cardinal Health, Inc.	411,701
5,495	Community Health Systems, Inc.*	224,526
8,167	Express Scripts, Inc.*	817,762
3,509	Henry Schein, Inc.*	212,189
3,563	Laboratory Corp. of America Holdings*	279,945
3,571	McKesson Corp.	231,437
6,352	Medco Health Solutions, Inc.*	374,260
2,497	Quest Diagnostics, Inc.	142,729
1,204	Universal Health Services, Inc. Class B	44,693
8,855	WellPoint, Inc.*	476,399

		3,215,641

Hotels, Restaurants & Leisure - 1.7%
14,433	Carnival Corp.	601,856
4,405	International Speedway Corp. Class A	134,617
9,834	Marriott International, Inc. Class A	361,498

14,539	McDonald’s Corp.	1,026,308
9,730	Royal Caribbean Cruises Ltd.*	348,723
17,829	Starbucks Corp.	463,197
3,922	Wynn Resorts Ltd.*	346,077
6,087	Yum! Brands, Inc.	258,211

		3,540,487

Household Durables - 0.6%
5,147	Fortune Brands, Inc.	269,806
6,261	Garmin Ltd.	234,036
15,808	Lennar Corp. Class A	314,579
13,995	Newell Rubbermaid, Inc.	238,895
4,132	Stanley Black & Decker, Inc.	256,804

		1,314,120

Household Products - 2.3%
4,576	Clorox Co.	296,067
16,456	Colgate-Palmolive Co.	1,383,950
13,646	Kimberly-Clark Corp.	835,954
38,408	Procter & Gamble Co.	2,387,441

		4,903,412

Independent Power Producers & Energy Traders - 0.1%
6,374	Constellation Energy Group, Inc.	225,321
3,497	NRG Energy, Inc.*	84,523

		309,844

Industrial Conglomerates - 1.8%
9,153	3M Co.	811,597
5,145	Carlisle Cos, Inc.	194,121
139,539	General Electric Co.	2,631,706
4,225	Textron, Inc.	96,499

		3,733,923

Insurance - 2.4%
6,153	Aflac, Inc.	313,557
7,069	Allstate Corp.	230,944
6,041	American Financial Group, Inc.	177,787
3,327	American International Group, Inc.*	129,420
1,589	American National Insurance Co.	175,044
687	Arch Capital Group Ltd.*	51,923
2,192	Arthur J. Gallagher & Co.	57,584
5,881	Aspen Insurance Holdings Ltd.	158,669
4,638	Chubb Corp.	245,211
5,631	HCC Insurance Holdings, Inc.	153,107
6,890	Marsh & McLennan Cos, Inc.	166,876
12,408	MetLife, Inc.	565,557
9,788	OneBeacon Insurance Group Ltd. Class A	158,761
10,238	Principal Financial Group, Inc.	299,154
8,980	Progressive Corp.	180,408
12,627	Prudential Financial, Inc.	802,572
3,990	Reinsurance Group of America, Inc.	206,004
7,707	Travelers Cos, Inc.	391,053
8,958	Unitrin, Inc.	262,022

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  19

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Insurance (continued)
387	Wesco Financial Corp.	$146,692
595	White Mountains Insurance Group Ltd.	204,442

		5,076,787

Internet & Catalog Retail - 0.7%
8,681	Amazon.com, Inc.*	1,189,818
3,119	NetFlix, Inc.*	308,064

		1,497,882

Internet Software & Services - 1.5%
2,279	Akamai Technologies, Inc.*	88,494
36,836	eBay, Inc.*	877,065
499	Equinix, Inc.*	50,224
3,157	Google, Inc. Class A*	1,658,814
2,540	VeriSign, Inc.*	69,266
3,669	WebMD Health Corp. Class A*	177,726
15,650	Yahoo!, Inc.*	258,695

		3,180,284

IT Services - 2.3%
2,551	Amdocs Ltd.*	81,479
6,614	Automatic Data Processing, Inc.	286,783

8,292	Broadridge Financial Solutions, Inc.	197,433
3,845	Cognizant Technology Solutions Corp. Class A*	196,787
1,992	Computer Sciences Corp.*	104,361
4,592	Hewitt Associates, Inc. Class A*	188,226
17,410	International Business	2,245,890
	Machines Corp.
1,120	MasterCard, Inc. Class A	277,805
5,825	NeuStar, Inc. Class A*	142,538
4,242	Paychex, Inc.	129,805
10,041	Total System Services, Inc.	160,756
5,927	Visa, Inc. Class A	534,793
23,098	Western Union Co.	421,539

		4,968,195

Life Sciences Tools & Services - 0.4%
1,617	Bio-Rad Laboratories, Inc. Class A*	180,603
838	Covance, Inc.*	47,883
6,017	Pharmaceutical Product	165,468
	Development, Inc.
2,102	Techne Corp.	139,258
3,379	Waters Corp.*	243,254

		776,466

Machinery - 1.3%
7,927	Caterpillar, Inc.	539,749
8,520	Danaher Corp.	718,066
10,204	Deere & Co.	610,403
5,914	Illinois Tool Works, Inc.	302,205
3,215	Navistar International Corp.*	155,413
4,784	PACCAR, Inc.	222,552
5,686	Pall Corp.	221,697
279	Valmont Industries, Inc.	23,238

		2,793,323

Media - 2.8%
37,874	Comcast Corp. Class A	747,633
16,322	DIRECTV Class A*	591,346
5,119	Interactive Data Corp.	171,333
30,001	News Corp. Class A	462,615
9,254	Regal Entertainment Group Class A	158,058
4,644	Time Warner Cable, Inc.	261,225
29,432	Time Warner, Inc.	973,611
7,153	Viacom, Inc. Class B*	252,716
61,163	Walt Disney Co.	2,253,245

		5,871,782

Metals & Mining - 0.9%
12,839	Alcoa, Inc.	172,556
1,489	Commercial Metals Co.	22,156
2,353	Compass Minerals International, Inc.	177,204
5,423	Freeport-McMoRan Copper & Gold, Inc.	409,599
6,306	Newmont Mining Corp.	353,640
4,139	Nucor Corp.	187,579
7,717	Southern Copper Corp.	235,986
13,026	Titanium Metals Corp.*	200,861
1,885	United States Steel Corp.	103,034

		1,862,615

Multiline Retail - 0.4%
4,018	Kohl’s Corp.*	220,950
9,908	Target Corp.	563,468

		784,418

Multi-Utilities - 1.5%
5,552	Alliant Energy Corp.	189,878
14,027	CenterPoint Energy, Inc.	201,428
11,684	CMS Energy Corp.	189,982
19,437	Dominion Resources, Inc.	812,467
2,154	DTE Energy Co.	103,758
4,740	NSTAR	173,484
4,847	PG&E Corp.	212,299
16,657	Public Service Enterprise Group, Inc.	535,189
4,885	SCANA Corp.	192,811
4,118	Wisconsin Energy Corp.	216,236
15,010	Xcel Energy, Inc.	326,468

		3,154,000

Office Electronics - 0.1%
5,305	Zebra Technologies Corp. Class A*	154,110

Oil, Gas & Consumable Fuels - 7.4%
5,465	Alpha Natural Resources, Inc.*	257,292
16,439	Anadarko Petroleum Corp.	1,021,848
4,419	Apache Corp.	449,677
4,886	Cabot Oil & Gas Corp.	176,531

The accompanying notes are an integral part of these financial statements.
20  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Oil, Gas & Consumable Fuels (continued)
8,257	Chesapeake Energy Corp.	$196,517
26,417	Chevron Corp.	2,151,401
4,834	Cimarex Energy Co.	329,099
3,724	Comstock Resources, Inc.*	119,391
19,522	ConocoPhillips	1,155,507
5,948	Consol Energy, Inc.	265,757
5,853	Devon Energy Corp.	394,083
6,037	EOG Resources, Inc.	676,868
64,298	Exxon Mobil Corp.	4,362,619
8,408	Forest Oil Corp.*	246,354
6,047	Hess Corp.	384,287
9,329	Marathon Oil Corp.	299,927
9,530	Mariner Energy, Inc.*	227,576
5,583	Noble Energy, Inc.	426,541
10,680	Occidental Petroleum Corp.	946,889
5,590	Plains Exploration & Production Co.*	163,843
4,527	Southwestern Energy Co.*	179,631
21,241	Spectra Energy Corp.	495,765
6,522	St. Mary Land & Exploration Co.	262,445
7,643	Williams Cos, Inc.	180,451
7,643	XTO Energy, Inc.	363,195

		15,733,494

Paper & Forest Products - 0.1%
5,683	International Paper Co.	151,963
2,787	Weyerhaeuser Co.	138,012

		289,975

Pharmaceuticals - 3.6%
20,365	Abbott Laboratories	1,041,873
26,106	Bristol-Myers Squibb Co.	660,221
13,349	Eli Lilly & Co.	466,815
9,941	Forest Laboratories, Inc.*	270,992
36,305	Johnson & Johnson	2,334,412
27,786	Merck & Co., Inc.	973,621
12,266	Mylan, Inc.	270,220
88,921	Pfizer, Inc.	1,486,759
5,245	Valeant Pharmaceuticals International*	236,025

		7,740,938

Professional Services - 0.1%
5,766	Equifax, Inc.	193,738
2,744	FTI Consulting, Inc.*	112,861

		306,599

Real Estate Investment Trusts - 1.0%
2,941	AvalonBay Communities, Inc.	305,982
5,232	BRE Properties, Inc.	218,488
4,172	Digital Realty Trust, Inc.	244,896
13,885	Douglas Emmett, Inc.	232,435
2,044	Essex Property Trust, Inc.	216,296
1,559	Health Care REIT, Inc.	70,046
10,673	Hospitality Properties Trust	282,728
9,159	Kimco Realty Corp.	142,789
2,113	Regency Centers Corp.	86,739
3,131	Simon Property Group, Inc.	278,722
1,229	SL Green Realty Corp.	76,407

		2,155,528

Road & Rail - 0.7%
6,412	CSX Corp.	359,393
12,094	Norfolk Southern Corp.	717,537
6,638	Union Pacific Corp.	502,231

		1,579,161

Semiconductors & Semiconductor Equipment - 1.9%
10,320	Altera Corp.	261,715
3,837	Analog Devices, Inc.	114,841
17,513	Applied Materials, Inc.	241,329
6,468	Broadcom Corp. Class A	223,081
73,591	Intel Corp.	1,680,083
10,190	Intersil Corp. Class A	151,627
2,241	KLA-Tencor Corp.	76,328
7,696	Linear Technology Corp.	231,342
6,792	Marvell Technology Group Ltd.*	140,255
4,012	Maxim Integrated Products, Inc.	77,913
2,947	MEMC Electronic Materials, Inc.*	38,223
2,404	Microchip Technology, Inc.	70,221
11,154	Micron Technology, Inc.*	104,290
7,193	NVIDIA Corp.*	113,074
16,777	Texas Instruments, Inc.	436,370
3,607	Xilinx, Inc.	92,988

		4,053,680

Software - 3.3%
7,366	Activision Blizzard, Inc.	81,615
10,439	Adobe Systems, Inc.*	350,646
4,511	ANSYS, Inc.*	202,995
8,261	Autodesk, Inc.*	280,957
6,095	BMC Software, Inc.*	239,899
5,175	CA, Inc.	118,042
2,382	Citrix Systems, Inc.*	111,954
4,252	Electronic Arts, Inc.*	82,361
10,650	Intuit, Inc.*	385,104
2,048	McAfee, Inc.*	71,168
101,555	Microsoft Corp.	3,101,490
27,874	Novell, Inc.*	156,373
50,361	Oracle Corp.	1,301,328
2,492	Red Hat, Inc.*	74,436
1,432	Salesforce.com, Inc.*	122,579
10,819	Symantec Corp.*	181,435
7,451	Synopsys, Inc.*	169,212

		7,031,594

Specialty Retail - 1.6%
10,316	CarMax, Inc.*	253,464
22,349	Home Depot, Inc.	787,802
19,422	Lowe’s Cos, Inc.	526,725
4,567	O’Reilly Automotive, Inc.*	223,281
4,336	Ross Stores, Inc.	242,816
23,558	Staples, Inc.	554,320

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  21

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Specialty Retail (continued)
13,616	TJX Cos, Inc.	$630,965
6,784	Urban Outfitters, Inc.*	254,468

		3,473,841

Textiles, Apparel & Luxury Goods - 0.2%
4,769	NIKE, Inc. Class B	362,015

Thrifts & Mortgage Finance - 0.3%
15,404	Hudson City Bancorp, Inc.	204,873
10,780	TFS Financial Corp.	152,429
9,376	Washington Federal, Inc.	192,864

		550,166

Tobacco - 1.4%
68,108	Altria Group, Inc.	1,443,209
25,852	Philip Morris International, Inc.	1,268,816
5,559	Reynolds American, Inc.	296,962

		3,008,987

Trading Companies & Distributors - 0.1%
4,984	Fastenal Co.	272,575

Wireless Telecommunication Services - 0.6%
13,102	American Tower Corp. Class A*	534,693
3,837	Crown Castle International Corp.*	145,230
7,705	NII Holdings, Inc.*	326,846
66,705	Sprint Nextel Corp.*	283,496

		1,290,265

	TOTAL COMMON STOCKS (Cost $142,850,235)	$165,131,847

SHORT TERM INVESTMENTS - 25.4%
MONEY MARKET FUNDS - 25.4%
54,031,394	Goldman Sachs Financial Square Government Fund, 0.03% (a)	54,031,394
	TOTAL SHORT TERM INVESTMENTS (Cost $54,031,394)	$54,031,394

	TOTAL INVESTMENTS (Cost $196,881,629) - 103.1% (b)	$219,163,241

	Liabilities in Excess of Other Assets - (3.1%)	(6,698,258)

	TOTAL NET ASSETS - 100.0%	$212,464,983

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $189,042,831.
Direxion Daily Large Cap Bull 3X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Morgan Stanley Capital Services	Russell 1000 Index	76,600	$50,533,782	1/19/2011	$(37,898)
Credit Suisse Capital, LLC	Russell 1000 Index	490,000	271,145,770	1/27/2011	52,890,295
BNP Paribas	Russell 1000 Index	67,000	42,716,282	2/14/2011	1,211,078
Merrill Lynch International	Russell 1000 Index	66,150	43,528,635	2/24/2011	(191,017)
Deutsche Bank AG London	Russell 1000 Index	21,200	14,216,773	8/21/2014	(321,991)

			$422,141,242		$53,550,467

The accompanying notes are an integral part of these financial statements.
22  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Large Cap Bear 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 121.3%
MONEY MARKET FUNDS - 121.3%
311,074,987	Goldman Sachs Financial Square Government Fund, 0.03% (a)(b)	$311,074,987

	TOTAL SHORT TERM INVESTMENTS (Cost $311,074,987)	$311,074,987

	TOTAL INVESTMENTS (Cost $311,074,987) - 121.3%	$311,074,987
	Liabilities in Excess of Other Assets - (21.3%)	(54,548,128)

	TOTAL NET ASSETS - 100.0%	$256,526,859

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $202,187,472.

Direxion Daily Large Cap Bear 3X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Deutsche Bank AG London	Russell 1000 Index	231,100	$146,538,895	6/18/2010	$(5,088,449)
Morgan Stanley Capital Services	Russell 1000 Index	144,600	90,029,792	1/19/2011	(4,487,368)
Merrill Lynch International	Russell 1000 Index	170,450	111,508,036	2/24/2011	(2,154,205)
BNP Paribas	Russell 1000 Index	70,000	43,496,650	3/14/2011	(2,449,572)
Credit Suisse Capital, LLC	Russell 1000 Index	558,800	328,342,966	11/7/2011	(40,296,575)

			$719,916,339		$(54,476,169)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  23

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 71.8%
Aerospace & Defense - 1.5%
1,047	BE Aerospace, Inc.*	$31,106
1,266	Goodrich Corp.	93,912
1,860	ITT Corp.	103,360
1,191	L-3 Communications Holdings, Inc.	111,442
1,432	Precision Castparts Corp.	183,783
1,619	Rockwell Collins, Inc.	105,235
592	TransDigm Group, Inc.*	32,720

		661,558

Air Freight & Logistics - 0.7%
1,732	C.H. Robinson Worldwide, Inc.	104,440
5,427	Expeditors International of Washington, Inc.	221,096

		325,536

Airlines - 0.3%
3,157	AMR Corp.*	23,299
7,573	Southwest Airlines Co.	99,812

		123,111

Auto Components - 0.1%
1,924	WABCO Holdings, Inc.*	63,858

Automobiles - 0.2%
2,396	Harley-Davidson, Inc.	81,057

Beverages - 0.5%
3,157	Coca-Cola Enterprises, Inc.	87,544
2,596	Dr Pepper Snapple Group, Inc.	84,967
1,307	Molson Coors Brewing Co. Class B	57,979

		230,490

Biotechnology - 0.6%
838	Alexion Pharmaceuticals, Inc.*	45,989
1,440	Amylin Pharmaceuticals, Inc.*	29,722
1,179	Dendreon Corp.*	63,925
1,191	United Therapeutics Corp.*	67,756
1,771	Vertex Pharmaceuticals, Inc.*	68,662

		276,054

Building Products - 0.1%
3,673	Masco Corp.	59,613

Capital Markets - 2.2%
3,237	Ameriprise Financial, Inc.	150,067
1,191	Eaton Vance Corp.	41,971
7,828	Invesco Ltd.	179,966
4,121	Janus Capital Group, Inc.	58,024
1,186	Jefferies Group, Inc.	32,283
1,439	Legg Mason, Inc.	45,602
3,094	SEI Investments Co.	69,491
6,134	T. Rowe Price Group, Inc.	352,766
2,672	TD Ameritrade Holding Corp.*	53,493

		983,663

Chemicals - 2.0%
831	Airgas, Inc.	52,727
935	Albemarle Corp.	42,692
758	Ashland, Inc.	45,146
1,003	Cabot Corp.	32,638
3,667	Celanese Corp. Class A	117,307
899	Eastman Chemical Co.	60,161
2,418	Ecolab, Inc.	118,095
1,682	PPG Industries, Inc.	118,362
1,312	RPM International, Inc.	28,969
1,142	Scotts Miracle-Gro Co. Class A	55,330
3,120	Sigma-Aldrich Corp.	185,016
1,024	Valspar Corp.	32,072

		888,515

Commercial Banks - 1.8%
2,130	BancorpSouth, Inc.	47,158
489	Bank of Hawaii Corp.	25,858
7,626	CapitalSource, Inc.	45,527
441	City National Corp.	27,465
1,545	Comerica, Inc.	64,890
5,898	Fifth Third Bancorp	87,939
5,747	First Horizon National Corp.*	81,320
11,098	Huntington Bancshares, Inc.	75,133
1,834	M&T Bank Corp.	160,200
2,724	Marshall & Ilsley Corp.	24,788
4,566	SunTrust Banks, Inc.	135,154
1,177	Zions Bancorporation	33,815

		809,247

Commercial Services & Supplies - 0.8%
1,203	Brink’s Co.	32,036
2,663	Cintas Corp.	72,567
1,842	Iron Mountain, Inc.*	46,326
3,847	R.R. Donnelley & Sons Co.	82,672
3,292	Republic Services, Inc.	102,151
868	Stericycle, Inc.*	51,125

		386,877

Communications Equipment - 0.4%
849	CommScope, Inc.*	27,660
4,542	JDS Uniphase Corp.*	59,001
10,116	Tellabs, Inc.	91,853

		178,514

Computers & Peripherals - 1.1%
1,693	Diebold, Inc.	53,076
3,402	NetApp, Inc.*	117,947
1,214	QLogic Corp.*	23,515
8,570	Seagate Technology*	157,431
4,413	Teradata Corp.*	128,286

		480,255

Construction & Engineering - 0.3%
1,839	Fluor Corp.	97,173
2,792	Quanta Services, Inc.*	56,203

		153,376

The accompanying notes are an integral part of these financial statements.
24  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Construction Materials - 0.5%
1,402	Eagle Materials, Inc.	$44,682
2,825	Vulcan Materials Co.	161,816

		206,498

Consumer Finance - 0.5%
2,726	AmeriCredit Corp.*	65,260
9,070	Discover Financial Services	140,222

		205,482

Containers & Packaging - 0.5%
693	AptarGroup, Inc.	29,827
1,636	Crown Holdings, Inc.*	42,536
1,047	Packaging Corp. of America	25,892
1,348	Pactiv Corp.*	34,253
2,978	Sealed Air Corp.	64,027
1,020	Sonoco Products Co.	33,793

		230,328

Distributors - 0.2%
1,630	Genuine Parts Co.	69,764
1,444	LKQ Corp.*	30,411

		100,175

Diversified Consumer Services - 0.8%
1,355	Apollo Group, Inc. Class A*	77,791
1,239	Brink’s Home Security Holdings, Inc.*	51,964
1,872	Career Education Corp.*	54,793
635	DeVry, Inc.	39,618
756	ITT Educational Services, Inc.*	76,454
5,178	Service Corp. International	46,498
1,218	Weight Watchers International, Inc.	32,362

		379,480

Diversified Financial Services - 0.7%
1,897	Interactive Brokers Group, Inc. Class A*	32,515
744	IntercontinentalExchange, Inc.*	86,773
1,914	Leucadia National Corp.*	48,443
1,918	Moody’s Corp.	47,413
2,732	NYSE Euronext	89,145

		304,289

Diversified Telecommunication Services - 0.3%
1,525	tw telecom, Inc.*	27,145
9,170	Windstream Corp.	101,328

		128,473

Electric Utilities - 1.5%
4,328	Allegheny Energy, Inc.	94,264
2,964	DPL, Inc.	83,526
3,330	Edison International	114,452
4,476	Northeast Utilities	124,388
2,635	Pepco Holdings, Inc.	44,110
3,844	PPL Corp.	95,177
2,853	Progress Energy, Inc.	113,892

		669,809

Electrical Equipment - 0.4%
1,097	AMETEK, Inc.	47,445
1,328	General Cable Corp.*	37,941
1,450	Rockwell Automation, Inc.	88,044

		173,430

Electronic Equipment, Instruments & Components - 1.1%
4,913	Agilent Technologies, Inc.*	178,145
1,752	Amphenol Corp. Class A	80,960
1,223	Arrow Electronics, Inc.*	37,302
1,544	Avnet, Inc.*	49,362
536	Dolby Laboratories, Inc. Class A*	36,834
1,655	Ingram Micro, Inc. Class A*	30,055
405	Itron, Inc.*	32,242
1,919	Jabil Circuit, Inc.	29,399
1,222	Trimble Navigation Ltd.*	39,972

		514,271

Energy Equipment & Services - 1.4%
2,218	Cameron International Corp.*	87,522
1,249	Diamond Offshore Drilling, Inc.	98,796
2,106	Dresser-Rand Group, Inc.*	74,300
2,049	Exterran Holdings, Inc.*	59,728
1,263	FMC Technologies, Inc.*	85,492
1,078	Helmerich & Payne, Inc.	43,788
2,894	Nabors Industries Ltd.*	62,424
1,774	Pride International, Inc.*	53,805
1,156	Rowan Cos, Inc.*	34,449
804	Tidewater, Inc.	43,102

		643,406

Food & Staples Retailing - 0.6%
7,828	Safeway, Inc.	184,741
1,924	Whole Foods Market, Inc.*	75,074

		259,815

Food Products - 2.7%
1,248	Bunge Ltd.	66,082
2,012	Campbell Soup Co.	72,150
4,572	ConAgra Foods, Inc.	111,877
1,906	Corn Products International, Inc.	68,616
5,054	Del Monte Foods Co.	75,507
3,217	H.J. Heinz Co.	150,781
1,781	Hormel Foods Corp.	72,594
3,027	J.M. Smucker Co.	184,859
1,396	McCormick & Co., Inc.*	55,240
578	Ralcorp Holdings, Inc.*	38,466
13,520	Sara Lee Corp.	192,254
1,242	Smithfield Foods, Inc.*	23,275
5,128	Tyson Foods, Inc. Class A	100,458

		1,212,159

Gas Utilities - 0.5%
796	AGL Resources, Inc.	31,450
1,339	EQT Corp.	58,233
2,692	ONEOK, Inc.	132,285

		221,968

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  25

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Health Care Equipment & Supplies - 1.8%
743	Beckman Coulter, Inc.	$46,363
1,518	DENTSPLY International, Inc.	55,620
1,064	Edwards Lifesciences Corp.*	109,677
1,331	Gen-Probe, Inc.*	63,076
4,102	Hospira, Inc.*	220,647
603	IDEXX Laboratories, Inc.*	39,882
387	Intuitive Surgical, Inc.*	139,537
1,573	Kinetic Concepts, Inc.*	68,111
1,282	Varian Medical Systems, Inc.*	72,279

		815,192

Health Care Providers & Services - 1.9%
3,087	AmerisourceBergen Corp.	95,234
2,788	CIGNA Corp.	89,383
2,004	DaVita, Inc.*	125,110
7,390	Health Management Associates, Inc. Class A*	68,875
922	Henry Schein, Inc.*	55,753
2,350	Humana, Inc.*	107,442
1,107	Laboratory Corp. of America Holdings*	86,977
3,027	Omnicare, Inc.	84,120
1,588	Quest Diagnostics, Inc.	90,770
4,907	Tenet Healthcare Corp.*	30,669
933	Universal Health Services, Inc. Class B	34,633

		868,966

Health Care Technology - 0.2%
2,184	Allscripts-Misys Healthcare Solutions, Inc.*	44,051
685	Cerner Corp.*	58,163

		102,214

Hotels, Restaurants & Leisure - 2.4%
3,261	Boyd Gaming Corp.*	41,415
1,402	Darden Restaurants, Inc.	62,740
6,318	Las Vegas Sands Corp.*	157,065
3,051	Marriott International, Inc. Class A	112,155
703	Panera Bread Co. Class A*	54,792
3,343	Royal Caribbean Cruises Ltd.*	119,813
1,936	Scientific Games Corp. Class A*	28,479
4,770	Starwood Hotels & Resorts Worldwide, Inc.	260,013
9,426	Wendy’s/Arby’s Group, Inc. Class A	50,052
1,153	WMS Industries, Inc.*	57,673
1,711	Wynn Resorts Ltd.*	150,979

		1,095,176

Household Durables - 1.8%
1,535	Fortune Brands, Inc.	80,465
1,817	Harman International Industries, Inc.*	71,735
4,006	Leggett & Platt, Inc.	98,267
1,421	Mohawk Industries, Inc.*	90,575
7,095	Newell Rubbermaid, Inc.	121,112
129	NVR, Inc.*	92,628
5,262	Pulte Homes, Inc.*	68,880
2,020	Stanley Black & Decker, Inc.	125,543
754	Whirlpool Corp.	82,088

		831,293

Household Products - 0.2%
1,422	Clorox Co.	92,003

Independent Power Producers & Energy Traders - 0.5%
2,031	Constellation Energy Group, Inc.	71,796
15,293	Dynegy, Inc. Class A*	20,340
2,381	Mirant Corp.*	27,762
2,712	NRG Energy, Inc.*	65,549
755	Ormat Technologies, Inc.	24,054

		209,501

Industrial Conglomerates - 0.6%
5,841	McDermott International, Inc.*	160,102
4,108	Textron, Inc.	93,827

		253,929

Insurance - 3.3%
1,266	Allied World Assurance Co. Holdings Ltd.	55,160
1,024	Arthur J. Gallagher & Co.	26,900
2,790	Assurant, Inc.	101,640
1,192	Brown & Brown, Inc.	24,007
1,272	Endurance Specialty Holdings Ltd.	46,873
916	Erie Indemnity Co. Class A	42,420
1,689	First American Corp.	58,389
1,307	Hanover Insurance Group, Inc.	58,880
3,327	Hartford Financial Services Group, Inc.	95,052
5,342	Marsh & McLennan Cos, Inc.	129,383
6,171	MBIA, Inc.*	59,118
273	Mercury General Corp.	12,282
1,446	PartnerRe Ltd.	112,181
3,345	Principal Financial Group, Inc.	97,741
6,961	Progressive Corp.	139,846
1,859	Reinsurance Group of America, Inc.	95,980
518	StanCorp Financial Group, Inc.	23,289
847	Torchmark Corp.	45,348
278	Transatlantic Holdings, Inc.	13,825
3,387	Unum Group	82,880
3,434	W.R. Berkley Corp.	92,718
79	White Mountains Insurance Group Ltd.	27,144
3,497	XL Capital Ltd. Class A	62,247

		1,503,303

Internet & Catalog Retail - 0.7%
1,877	Expedia, Inc.	44,316
1,042	priceline.com, Inc.*	273,056

		317,372

The accompanying notes are an integral part of these financial statements.
26  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Internet Software & Services - 0.8%
4,417	Akamai Technologies, Inc.*	$171,512
970	Equinix, Inc.*	97,631
2,788	IAC/InterActiveCorp*	62,507
767	Sohu.com, Inc.*	36,931

		368,581

IT Services - 1.9%
593	Alliance Data Systems Corp.*	44,511
2,986	Cognizant Technology Solutions Corp. Class A*	152,823
3,872	Computer Sciences Corp.*	202,854
983	DST Systems, Inc.	41,728
4,888	Fidelity National Information Services, Inc.	128,506
1,870	Fiserv, Inc.*	95,538
823	Global Payments, Inc.	35,233
1,039	Lender Processing Services, Inc.	39,222
4,371	Paychex, Inc.	133,753

		874,168

Leisure Equipment & Products - 0.2%
4,448	Mattel, Inc.	102,526

Life Sciences Tools & Services - 1.2%
3,144	Illumina, Inc.*	131,639
1,785	Life Technologies Corp.*	97,657
861	Mettler-Toledo International, Inc.*	108,038
2,979	PerkinElmer, Inc.	74,624
2,685	Pharmaceutical Product Development, Inc.	73,838
952	Techne Corp.	63,070

		548,866

Machinery - 3.4%
945	AGCO Corp.*	33,094
1,520	Crane Co.	54,629
5,157	Cummins, Inc.	372,490
1,973	Donaldson Co., Inc.	91,350
4,753	Dover Corp.	248,202
1,693	Eaton Corp.	130,632
821	Harsco Corp.	25,418
2,611	Joy Global, Inc.	148,331
1,604	Navistar International Corp.*	77,537
2,996	Parker Hannifin Corp.	207,263
989	Timken Co.	34,793
1,095	Toro Co.	62,349
1,221	Wabtec Corp.	58,095

		1,544,183

Media - 1.8%
2,398	Cablevision Systems Corp. Class A	65,801
6,209	CBS Corp. Class B	100,648
2,875	Discovery Communications, Inc. Class C*	95,939
4,625	Dish Network Corp. Class A*	102,444
8,450	Gannett Co., Inc.	143,819
1,321	Interactive Data Corp.	44,214
5,881	Liberty Global, Inc. Class A*	161,198
3,214	McGraw-Hill Cos, Inc.	108,376

		822,439

Metals & Mining - 0.7%
1,563	Carpenter Technology Corp.	61,379
2,876	Commercial Metals Co.	42,795
1,263	Reliance Steel & Aluminum Co.	61,647
369	Royal Gold, Inc.	18,885
3,071	Steel Dynamics, Inc.	48,245
1,465	United States Steel Corp.	80,077

		313,028

Multiline Retail - 0.9%
2,275	J.C. Penney Co., Inc.	66,362
4,300	Macy’s, Inc.	99,760
1,687	Nordstrom, Inc.	69,724
1,272	Sears Holdings Corp.*	153,848

		389,694

Multi-Utilities - 2.6%
2,184	Ameren Corp.	56,697
3,570	CenterPoint Energy, Inc.	51,265
2,806	Consolidated Edison, Inc.	126,831
1,675	DTE Energy Co.	80,685
7,017	NiSource, Inc.	114,377
2,729	NSTAR	99,881
2,455	OGE Energy Corp.	101,588
3,114	SCANA Corp.	122,910
2,497	Sempra Energy	122,802
1,195	Wisconsin Energy Corp.	62,749
11,645	Xcel Energy, Inc.	253,279

		1,193,064

Oil, Gas & Consumable Fuels - 3.2%
2,129	Cimarex Energy Co.	144,942
1,090	CNX Gas Corp.*	41,714
953	Comstock Resources, Inc.*	30,553
1,525	Concho Resources, Inc.*	86,651
7,167	El Paso Corp.	86,721
1,950	Murphy Oil Corp.	117,293
1,355	Newfield Exploration Co.*	78,847
2,347	Noble Energy, Inc.	179,311
855	Overseas Shipholding Group, Inc.	42,801
2,818	PetroHawk Energy Corp.*	60,841
3,070	Plains Exploration & Production Co.*	89,982
3,400	Quicksilver Resources, Inc.*	47,158
1,600	Range Resources Corp.	76,416
13,679	Spectra Energy Corp.	319,268
638	St. Mary Land & Exploration Co.	25,673
1,534	Teekay Corp.	38,427

		1,466,598

Paper & Forest Products - 0.9%
11,046	International Paper Co.	295,370
4,373	MeadWestvaco Corp.	118,814

		414,184

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  27

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Personal Products - 0.5%
6,682	Avon Products, Inc.	$216,029

Pharmaceuticals - 0.6%
5,224	Forest Laboratories, Inc.*	142,406
696	Valeant Pharmaceuticals International*	31,320
2,694	Watson Pharmaceuticals, Inc.*	115,357

		289,083

Professional Services - 0.9%
1,359	Dun & Bradstreet Corp.	104,602
1,291	Equifax, Inc.	43,378
1,311	FTI Consulting, Inc.*	53,921
1,087	IHS, Inc. Class A*	55,078
1,605	Manpower, Inc.	90,041
1,563	Robert Half International, Inc.	42,795

		389,815

Real Estate Investment Trusts - 4.1%
1,041	Alexandria Real Estate Equities, Inc.	73,713
1,495	AMB Property Corp.	41,651
5,565	Annaly Capital Management, Inc.	94,327
817	AvalonBay Communities, Inc.	85,001
1,239	Boston Properties, Inc.	97,708
4,478	Brandywine Realty Trust	57,050
3,758	Douglas Emmett, Inc.	62,909
5,048	Equity Residential	228,523
702	Essex Property Trust, Inc.	74,286
657	Federal Realty Investment Trust	50,845
3,848	Kimco Realty Corp.	59,990
799	Mack-Cali Realty Corp.	27,454
1,052	Nationwide Health Properties, Inc.	36,841
1,373	Public Storage	133,057
2,018	Rayonier, Inc.	98,842
953	Regency Centers Corp.	39,121
873	SL Green Realty Corp.	54,274
1,385	Taubman Centers, Inc.	60,067
1,538	UDR, Inc.	31,237
3,999	Ventas, Inc.	188,873
2,459	Vornado Realty Trust	205,007
2,705	Weingarten Realty Investors	62,540

		1,863,316

Real Estate Management & Development - 0.2%
356	Jones Lang LaSalle, Inc.	28,081
2,364	St. Joe Co.*	78,107

		106,188

Road & Rail - 0.2%
2,233	J.B. Hunt Transport Services, Inc.	82,308

Semiconductors & Semiconductor Equipment - 2.8%
2,977	Analog Devices, Inc.	89,102
2,273	Cree, Inc.*	166,406
2,950	Fairchild Semiconductor International, Inc.*	33,099
3,695	Integrated Device Technology, Inc.*	24,424
3,124	Intersil Corp. Class A	46,485
1,736	KLA-Tencor Corp.	59,128
1,292	Lam Research Corp.*	52,391
2,284	MEMC Electronic Materials, Inc.*	29,623
4,673	Microchip Technology, Inc.	136,498
14,519	Micron Technology, Inc.*	135,753
5,868	National Semiconductor Corp.	86,729
2,495	Novellus Systems, Inc.*	65,369
5,583	NVIDIA Corp.*	87,765
5,692	PMC - Sierra, Inc.*	50,374
1,069	Rambus, Inc.*	25,795
3,236	Teradyne, Inc.*	39,576
1,870	Varian Semiconductor Equipment Associates, Inc.*	61,598
2,801	Xilinx, Inc.	72,210

		1,262,325

Software - 2.0%
2,240	ANSYS, Inc.*	100,800
4,395	Autodesk, Inc.*	149,474
1,890	BMC Software, Inc.*	74,390
1,851	Citrix Systems, Inc.*	86,997
6,622	Electronic Arts, Inc.*	128,268
3,303	Intuit, Inc.*	119,436
823	MICROS Systems, Inc.*	30,583
2,221	Nuance Communications, Inc.*	40,578
1,932	Red Hat, Inc.*	57,709
2,585	Rovi Corp.*	100,763
849	Sybase, Inc.*	36,830

		925,828

Specialty Retail - 2.7%
1,036	Advance Auto Parts, Inc.	46,724
327	AutoZone, Inc.*	60,498
2,667	Bed Bath & Beyond, Inc.*	122,575
5,635	CarMax, Inc.*	138,452
2,196	Dick’s Sporting Goods, Inc.*	63,926
2,710	Limited Brands, Inc.	72,628
3,221	PetSmart, Inc.	106,518
1,297	Ross Stores, Inc.	72,632
1,013	Sherwin-Williams Co.	79,085
2,180	Signet Jewelers Ltd.*	69,804
3,167	Tiffany & Co.	153,536
4,224	TJX Cos, Inc.	195,740
1,743	Williams-Sonoma, Inc.	50,198

		1,232,316

Textiles, Apparel & Luxury Goods - 0.9%
3,248	Coach, Inc.	135,604
1,103	Polo Ralph Lauren Corp. Class A	99,160
1,865	VF Corp.	161,173

		395,937

The accompanying notes are an integral part of these financial statements.
28  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Thrifts & Mortgage Finance - 0.3%
3,828	First Niagara Financial Group, Inc.	$53,209
6,099	Hudson City Bancorp, Inc.	81,117

		134,326

Tobacco - 0.3%
1,719	Lorillard, Inc.	134,718

Trading Companies & Distributors - 0.2%
622	GATX Corp.	20,302
1,341	WESCO International, Inc.*	54,471

		74,773

Water Utilities - 0.1%
1,793	American Water Works Co., Inc.	39,052

Wireless Telecommunication Services - 0.7%
2,973	Crown Castle International Corp.*	112,528
1,507	Leap Wireless International, Inc.*	27,608
3,345	NII Holdings, Inc.*	141,895
705	US Cellular Corp.*	29,666

		311,697

	TOTAL COMMON STOCKS (Cost $21,507,131)	$32,535,298

SHORT TERM INVESTMENTS - 32.0%
MONEY MARKET FUNDS - 32.0%
14,471,785	Goldman Sachs Financial Square Government Fund, 0.03% (a)	$14,471,785

	TOTAL SHORT TERM INVESTMENTS (Cost $14,471,785)	$14,471,785

	TOTAL INVESTMENTS (Cost $35,978,916) - 103.8% (b)	$47,007,083
	Liabilities in Excess of Other Assets - (3.8%)	(1,706,705)

	TOTAL NET ASSETS - 100.0%	$45,300,378

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $37,866,418.
Direxion Daily Mid Cap Bull 3X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Morgan Stanley Capital Services	Russell Midcap Index	11,525	$10,706,838	1/19/2011	$(107,681)
Credit Suisse Capital, LLC	Russell Midcap Index	89,065	65,687,237	2/28/2011	16,492,394
BNP Paribas	Russell Midcap Index	12,300	11,340,753	3/14/2011	(79,431)

			$87,734,828		$16,305,282

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  29

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 148.5%
MONEY MARKET FUNDS - 148.5%

17,386,430	Goldman Sachs Financial Square Government Fund, 0.03% (a)(b)	$17,386,430

	TOTAL SHORT TERM INVESTMENTS (Cost $17,386,430)	$17,386,430

	TOTAL INVESTMENTS (Cost $17,386,430) - 148.5%	$17,386,430
	Liabilities in Excess of Other Assets - (48.5%)	(5,676,888)

	TOTAL NET ASSETS - 100.0%	$11,709,542

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,802,898.

Direxion Daily Mid Cap Bear 3X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell Midcap Index	28,715	$20,976,002	1/10/2011	$(5,577,725)
Morgan Stanley Capital Services	Russell Midcap Index	5,275	4,815,871	1/19/2011	(80,899)
BNP Paribas	Russell Midcap Index	4,400	4,028,850	3/14/2011	(675)

			$29,820,723		$(5,659,299)

The accompanying notes are an integral part of these financial statements.
30  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 74.8%
Aerospace & Defense - 1.4%
32,531	AAR Corp.*	$793,106
4,414	Aerovironment, Inc.*	115,559
13,519	Astronics Corp.*	195,485
36,687	Curtiss-Wright Corp.	1,308,625
7,828	HEICO Corp.	337,130
26,175	Hexcel Corp.*	424,035
11,536	Moog, Inc. Class A*	428,793
15,291	Orbital Sciences Corp.*	281,049
9,765	Teledyne Technologies, Inc.*	425,754
4,516	Triumph Group, Inc.	350,261

		4,659,797

Air Freight & Logistics - 0.2%
10,205	Dynamex, Inc.*	180,526
65,584	Pacer International, Inc.*	435,478

		616,004

Airlines - 0.8%
4,154	Allegiant Travel Co.*	213,640
55,552	Hawaiian Holdings, Inc.*	394,419
62,443	JetBlue Airways Corp.*	349,056
63,905	UAL Corp.*	1,379,070
35,733	US Airways Group, Inc.*	252,632

		2,588,817

Auto Components - 0.7%
14,284	Amerigon, Inc.*	140,126
114,882	Dana Holding Corp.*	1,534,824
12,065	Fuel Systems Solutions, Inc.*	379,686
8,793	Spartan Motors, Inc.	54,253
6,270	Superior Industries International, Inc.	105,712

		2,214,601

Biotechnology - 1.7%
25,629	Alkermes, Inc.*	335,740
6,434	AMAG Pharmaceuticals, Inc.*	219,721
97,121	AVI BioPharma, Inc.*	129,171
35,340	Geron Corp.*	206,032
43,763	Idenix Pharmaceuticals, Inc.*	202,185
58,456	Incyte Corp. Ltd.*	784,480
25,258	Isis Pharmaceuticals, Inc.*	271,524
95,555	Ligand Pharmaceuticals, Inc. Class B*	175,821
5,253	Metabolix, Inc.*	65,505
28,319	Nanosphere, Inc.*	178,410
39,923	NPS Pharmaceuticals, Inc.*	278,263
15,107	Onyx Pharmaceuticals, Inc.*	436,139
75,906	Opko Health, Inc.*	163,957
34,483	Orexigen Therapeutics, Inc.*	233,795
18,286	Osiris Therapeutics, Inc.*	136,596
66,330	OXiGENE, Inc.*	70,973
61,545	PDL BioPharma, Inc.	358,192
6,592	Pharmasset, Inc.*	213,581
33,702	Poniard Pharmaceuticals, Inc.*	43,139
17,094	Regeneron Pharmaceuticals, Inc.*	436,410
30,848	Rigel Pharmaceuticals, Inc.*	239,689
72,522	StemCells, Inc.*	83,400
25,205	Vanda Pharmaceuticals, Inc.*	210,966
10,166	Zymogenetics, Inc.*	60,386

		5,534,075

Building Products - 0.3%
13,780	AAON, Inc.	332,649
40,194	Builders FirstSource, Inc.*	153,139
10,205	Quanex Building Products Corp.	193,895
5,195	Universal Forest Products, Inc.	218,450

		898,133

Capital Markets - 1.3%
58,424	American Capital Ltd.*	358,723
38,573	Apollo Investment Corp.	469,048
26,348	Ares Capital Corp.	417,879
22,942	BlackRock Kelso Capital Corp.	243,415
6,346	Cohen & Steers, Inc.	171,786
2,824	Evercore Partners, Inc. Class A	101,212
30,012	FBR Capital Markets Corp.*	141,957
18,140	Fifth Street Finance Corp.	231,285
1,933	GAMCO Investors, Inc. Class A	88,937
34,725	GFI Group, Inc.	239,603
9,582	Hercules Technology Growth Capital, Inc.	103,869
25,208	Knight Capital Group, Inc. Class A*	391,984
13,911	Kohlberg Capital Corp.	78,597
49,804	MCG Capital Corp.*	330,201
11,448	optionsXpress Holdings, Inc.*	203,202
5,292	Penson Worldwide, Inc.*	49,745
30,036	Prospect Capital Corp.	349,319
34,355	TradeStation Group, Inc.*	287,208

		4,257,970

Chemicals - 2.3%
21,048	Arch Chemicals, Inc.	715,842
23,121	Balchem Corp.	599,759
13,187	H.B. Fuller Co.	309,235
17,561	Innophos Holdings, Inc.	500,313
17,176	Koppers Holdings, Inc.	483,848
25,151	Landec Corp.*	154,176
2,724	NewMarket Corp.	299,640
50,211	PolyOne Corp.*	567,886
12,245	Quaker Chemical Corp.	385,350
17,847	Rockwood Holdings, Inc.*	534,339
21,422	Sensient Technologies Corp.	675,436
37,856	ShengdaTech, Inc.*	260,828
34,664	W.R. Grace & Co.*	1,001,443
15,066	Westlake Chemical Corp.	423,053
22,148	Zep, Inc.	408,409

		7,319,557

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  31

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Commercial Banks - 3.6%
1,118	Alliance Financial Corp.	$33,506
5,727	Bank of Marin Bancorp	191,969
26,440	Banner Corp.	149,915
6,417	Camden National Corp.	229,279
23,795	Cardinal Financial Corp.	260,555
4,319	City Holding Co.	151,338
16,964	Columbia Banking System, Inc.	381,351
27,529	Community Bank System, Inc.	679,140
10,202	Community Trust Bancorp, Inc.	306,264
14,610	Danvers Bancorp, Inc.	238,873
24,354	F.N.B. Corp.	226,979
56,208	First BanCorp	119,161
23,067	First Commonwealth Financial Corp.	151,089
16,669	Glacier Bancorp, Inc.	308,210
9,009	Great Southern Bancorp, Inc.	219,730
10,196	Hampton Roads Bankshares, Inc.	29,466
8,628	Hancock Holding Co.	352,713
5,672	Independent Bank Corp.	147,132
39,515	Investors Bancorp, Inc.*	549,654
18,565	Lakeland Bancorp, Inc.	194,933
48,503	National Penn Bancshares, Inc.	355,042
10,517	NBT Bancorp, Inc.	257,351
21,405	Old Second Bancorp, Inc.	122,437
16,448	Oriental Financial Group, Inc.	275,011
47,914	Pacific Capital Bancorp*	83,370
21,519	PacWest Bancorp	516,671
9,234	Park National Corp.	632,529
9,470	PrivateBancorp, Inc.	135,610
12,510	Prosperity Bancshares, Inc.	490,642
3,110	S.Y. Bancorp, Inc.	73,831
10,576	Suffolk Bancorp	328,385
24,679	Sun Bancorp, Inc.*	133,267
72,491	Susquehanna Bancshares, Inc.	790,152
9,988	SVB Financial Group*	491,709
2,466	Tompkins Financial Corp.	100,169
33,462	Trustmark Corp.	819,150
15,283	United Bankshares, Inc.	443,818
7,928	Westamerica Bancorporation	465,929
6,490	Wintrust Financial Corp.	242,077

		11,678,407

Commercial Services & Supplies - 1.7%
28,546	American Reprographics Co.*	285,175
16,532	Bowne & Co, Inc.	184,828
13,103	Cenveo, Inc.*	112,293
5,525	Clean Harbors, Inc.*	350,451
9,111	Consolidated Graphics, Inc.*	381,842
25,519	Deluxe Corp.	535,133
20,479	EnergySolutions, Inc.	148,473
11,744	Healthcare Services Group, Inc.	252,379
45,210	Herman Miller, Inc.	959,356
12,174	HNI Corp.	377,881
13,301	Mine Safety Appliances Co.	390,916
9,610	Mobile Mini, Inc.*	159,718
12,918	Multi-Color Corp.	161,604
9,683	Standard Parking Corp.*	163,546
9,394	SYKES Enterprises, Inc.*	213,526
5,101	Team, Inc.*	88,757
16,325	Tetra Tech, Inc.*	397,514
15,456	US Ecology, Inc.	241,114

		5,404,506

Communications Equipment - 2.0%
32,667	Acme Packet, Inc.*	853,915
26,801	ADC Telecommunications, Inc.*	214,676
14,973	ADTRAN, Inc.	400,827
9,171	Anaren, Inc.*	135,914
4,935	DG FastChannel, Inc.*	173,613
93,947	Extreme Networks, Inc.*	312,844
7,586	Hughes Communications, Inc.*	211,649
26,694	Ixia*	273,614
3,796	KVH Industries, Inc.*	57,206
28,902	NETGEAR, Inc.*	782,088
22,624	Oplink Communications, Inc.*	341,849
37,381	Palm, Inc.*	216,810
47,129	Parkervision, Inc.*	89,074
22,742	Polycom, Inc.*	740,252
27,673	ShoreTel, Inc.*	181,258
55,947	Tekelec*	1,014,319
17,847	ViaSat, Inc.*	632,676

		6,632,584

Computers & Peripherals - 0.5%
40,887	Adaptec, Inc.*	126,341
5,366	Compellent Technologies, Inc.*	67,451
32,628	Immersion Corp.*	182,717
25,432	Novatel Wireless, Inc.*	174,209
32,881	Silicon Graphics International Corp.*	325,193
22,776	Super Micro Computer, Inc.*	322,964
9,304	Synaptics, Inc.*	284,888

		1,483,763

Construction & Engineering - 0.5%
10,495	Comfort Systems USA, Inc.	147,770
10,577	Dycom Industries, Inc.*	112,328
17,850	EMCOR Group, Inc.*	509,796
39,611	Furmanite Corp.*	202,016
33,813	Great Lakes Dredge & Dock Corp.	183,266
5,272	Layne Christensen Co.*	144,347
2,128	Michael Baker Corp.*	75,204
5,840	Orion Marine Group, Inc.*	110,726
14,467	Pike Electric Corp.*	155,520

		1,640,973

The accompanying notes are an integral part of these financial statements.
32  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Construction Materials - 0.0%†
73,125	U.S. Concrete, Inc.*	$38,756

Consumer Finance - 0.4%
14,299	Cash America International, Inc.	529,921
13,321	First Cash Financial Services, Inc.*	293,861
6,897	Nelnet, Inc. Class A	137,664
5,133	World Acceptance Corp.*	181,092

		1,142,538

Containers & Packaging - 0.4%
76,163	Boise, Inc.*	524,763
18,745	Myers Industries, Inc.	203,571
10,403	Rock-Tenn Co. Class A	536,795

		1,265,129

Distributors - 0.0% †
3,823	Core-Mark Holding Co, Inc.*	116,678

Diversified Consumer Services - 1.1%
4,917	American Public Education, Inc.*	208,235
12,233	Capella Education Co.*	1,108,554
21,708	Corinthian Colleges, Inc.*	339,079
19,842	K12, Inc.*	469,660
1,995	Pre-Paid Legal Services, Inc.*	88,718
36,869	Regis Corp.	704,935
18,156	Sotheby’s	606,410
5,360	Universal Technical Institute*	128,426

		3,654,017

Diversified Financial Services - 0.2%
65,849	NewStar Financial, Inc.*	504,403
5,101	Pico Holdings, Inc.*	181,341

		685,744

Diversified Telecommunication Services - 0.3%
27,737	Alaska Communications Systems Group, Inc.	237,429
2,416	Atlantic Tele-Network, Inc.	133,315
16,601	Neutral Tandem, Inc.*	281,387
89,223	PAETEC Holding Corp.*	444,331

		1,096,462

Electric Utilities - 1.4%
50,769	Cleco Corp.	1,391,071
37,762	El Paso Electric Co.*	802,442
39,625	IDACORP, Inc.	1,429,670
23,493	PNM Resources, Inc.	319,270
29,286	Portland General Electric Co.	582,206

		4,524,659

Electrical Equipment - 1.7%
11,108	Acuity Brands, Inc.	502,193
11,776	American Superconductor Corp.*	343,624
12,619	Baldor Electric Co.	484,696
12,625	Belden, Inc.	346,683
12,988	Brady Corp. Class A	446,268
50,911	Evergreen Solar, Inc.*	57,020
6,252	Franklin Electric Co., Inc.	218,757
32,609	GrafTech International Ltd.*	549,788
12,193	Harbin Electric, Inc.*	267,149
20,918	II-VI, Inc.*	750,119
19,028	Polypore International, Inc.*	336,986
2,118	Powell Industries, Inc.*	71,122
9,711	Regal-Beloit Corp.	614,415
77,389	Valence Technology, Inc.*	81,258
16,360	Woodward Governor Co.	524,338

		5,594,416

Electronic Equipment, Instruments & Components - 1.3%
16,530	Anixter International, Inc.*	866,172
13,567	Brightpoint, Inc.*	109,757
10,539	Checkpoint Systems, Inc.*	238,076
10,758	Cognex Corp.	224,950
15,333	Comverge, Inc.*	173,876
7,408	Electro Scientific Industries, Inc.*	102,008
4,546	FARO Technologies, Inc.*	114,605
12,441	Insight Enterprises, Inc.*	186,988
24,434	IPG Photonics Corp.*	427,839
5,893	Littelfuse, Inc.*	248,861
22,794	Maxwell Technologies, Inc.*	328,917
25,178	PC Connection, Inc.*	173,225
19,653	PC Mall, Inc.*	101,999
24,303	Rofin-Sinar Technologies, Inc.*	645,488
5,229	SYNNEX Corp.*	143,379

		4,086,140

Energy Equipment & Services - 1.5%
7,917	Bristow Group, Inc.*	306,467
51,046	Complete Production Services, Inc.*	770,284
7,887	Dril-Quip, Inc.*	456,894
12,486	Gulf Island Fabrication, Inc.	299,289
8,507	Gulfmark Offshore, Inc. Class A*	293,236
23,864	Hercules Offshore, Inc.*	94,501
19,263	Hornbeck Offshore Services, Inc.*	471,366
6,942	Lufkin Industries, Inc.	590,972
6,939	OYO Geospace Corp.*	344,868
71,574	Parker Drilling Co.*	395,804
37,327	Pioneer Drilling Co.*	273,980
23,674	RPC, Inc.	323,150
3,405	T-3 Energy Services, Inc.*	101,299
31,730	TGC Industries, Inc.*	130,727
10,698	Willbros Group, Inc.*	134,260

		4,987,097

Food & Staples Retailing - 0.6%
15,291	Andersons, Inc.	552,617
13,785	Casey’s General Stores, Inc.	532,515
12,035	Susser Holdings Corp.*	129,617
11,642	United Natural Foods, Inc.*	357,293
2,983	Weis Markets, Inc.	111,206
16,193	Winn-Dixie Stores, Inc.*	204,194

		1,887,442

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  33

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Food Products - 0.8%
5,360	Alico, Inc.	$143,005
2,167	American Dairy, Inc.*	41,173
22,300	Darling International, Inc.*	211,627
4,516	Diamond Foods, Inc.	192,878
28,926	Fresh Del Monte Produce, Inc.*	603,686
13,482	Imperial Sugar Co.	216,116
11,917	J & J Snack Foods Corp.	555,213
5,200	Lancaster Colony Corp.	285,844
5,511	Sanderson Farms, Inc.	312,308
5,322	Zhongpin, Inc.*	67,483

		2,629,333

Gas Utilities - 0.9%
5,758	Chesapeake Utilities Corp.	173,431
19,335	New Jersey Resources Corp.	729,510
34,980	Nicor, Inc.	1,521,980
19,924	Piedmont Natural Gas Co., Inc.	547,910

		2,972,831

Health Care Equipment & Supplies - 2.9%
32,098	ABIOMED, Inc.*	309,425
27,604	Align Technology, Inc.*	468,716
6,784	Analogic Corp.	324,411
25,645	Conceptus, Inc.*	485,716
7,869	CONMED Corp.*	175,007
27,778	CryoLife, Inc.*	169,724
22,980	Cyberonics, Inc.*	448,799
18,003	Cynosure, Inc. Class A*	226,838
6,946	Haemonetics Corp.*	401,896
8,565	ICU Medical, Inc.*	305,000
24,952	Insulet Corp.*	344,338
24,282	Invacare Corp.	641,773
17,266	MAKO Surgical Corp.*	242,242
10,991	Meridian Bioscience, Inc.	219,710
25,633	Natus Medical, Inc.*	436,786
9,886	NuVasive, Inc.*	411,258
14,370	Orthofix International NV*	491,310
17,073	Palomar Medical Technologies, Inc.*	214,437
6,618	SonoSite, Inc.*	221,835
35,902	Stereotaxis, Inc.*	170,535
27,863	STERIS Corp.	927,281
12,611	Synovis Life Technologies, Inc.*	186,643
15,305	Thoratec Corp.*	682,450
8,877	West Pharmaceutical Services, Inc.	371,502
17,717	Zoll Medical Corp.*	541,254

		9,418,886

Health Care Providers & Services - 2.8%
2,947	Air Methods Corp.*	97,487
14,348	AMERIGROUP Corp.*	519,972
19,492	AmSurg Corp.*	403,874
19,860	Bio-Reference Labs, Inc.*	464,724
37,483	Capital Senior Living Corp.*	197,161
9,932	Catalyst Health Solutions, Inc.*	420,223
5,932	Corvel Corp.*	197,536
25,867	Cross Country Healthcare, Inc.*	259,187
20,205	Emeritus Corp.*	452,592
18,134	Hanger Orthopedic Group, Inc.*	338,018
40,570	Health Grades, Inc.*	284,396
23,940	HEALTHSOUTH Corp.*	489,812
28,321	Healthways, Inc.*	461,349
7,015	HMS Holdings Corp.*	375,303
13,536	IPC The Hospitalist Co, Inc.*	420,157
12,631	Kindred Healthcare, Inc.*	225,337
2,919	MWI Veterinary Supply, Inc.*	122,452
36,414	Owens & Minor, Inc.	1,145,220
43,204	PSS World Medical, Inc.*	1,012,270
15,254	Psychiatric Solutions, Inc.*	490,721
5,042	RehabCare Group, Inc.*	143,798
22,031	Skilled Healthcare Group, Inc. Class A*	147,387
69,468	Sunrise Senior Living, Inc.*	386,242

		9,055,218

Health Care Technology - 0.3%
15,233	Eclipsys Corp.*	315,018
26,999	Omnicell, Inc.*	360,437
24,975	Phase Forward, Inc.*	419,830

		1,095,285

Hotels, Restaurants & Leisure - 2.2%
6,937	Ameristar Casinos, Inc.	130,624
14,776	Bally Technologies, Inc.*	681,469
5,314	BJ’s Restaurants, Inc.*	128,227
52,103	Bluegreen Corp.*	316,265
14,183	Buffalo Wild Wings, Inc.*	586,325
6,417	California Pizza Kitchen, Inc.*	131,549
6,252	CEC Entertainment, Inc.*	244,141
30,207	Cheesecake Factory, Inc.*	820,724
2,568	Churchill Downs, Inc.	98,431
25,182	Domino’s Pizza, Inc.*	388,055
30,235	Dover Downs Gaming & Entertainment, Inc.	118,824
41,606	Jack in the Box, Inc.*	978,573
37,420	Morgans Hotel Group Co.*	316,947
6,424	P.F. Chang’s China Bistro, Inc.*	280,343
10,583	Peet’s Coffee & Tea, Inc.*	419,298
47,150	Pinnacle Entertainment, Inc.*	637,940
14,315	Ruby Tuesday, Inc.*	160,185
16,471	Sonic Corp.*	192,875
7,984	Vail Resorts, Inc.*	364,390
45,887	Youbet.com, Inc.*	134,449

		7,129,634

Household Durables - 1.4%
40,884	American Greetings Corp. Class A	1,004,111
3,555	Blyth, Inc.	204,910
50,019	Furniture Brands International, Inc.*	414,157

The accompanying notes are an integral part of these financial statements.
34  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Household Durables (continued)
8,080	Helen of Troy Ltd.*	$218,241
13,955	La-Z-Boy, Inc.*	181,973
8,508	Meritage Homes Corp.*	202,320
1,285	National Presto Industries, Inc.	143,881
88,780	Standard Pacific Corp.*	569,080
20,310	Tempur-Pedic International, Inc.*	684,447
16,973	Tupperware Brands Corp.	866,811

		4,489,931

Household Products - 0.1%
7,604	Orchids Paper Products Co.*	112,615
4,575	WD-40 Co.	161,177

		273,792

Industrial Conglomerates - 0.1%
215	Seaboard Corp.	313,902

Insurance - 2.1%
11,353	American Safety Insurance Holdings Ltd.*	183,692
155,317	Conseco, Inc.*	916,370
6,719	eHealth, Inc.*	92,117
39,247	Employers Holdings, Inc.	646,791
9,174	First Mercury Financial Corp.	120,271
9,425	FPIC Insurance Group, Inc.*	256,548
13,813	Greenlight Capital Re Ltd. Class A*	353,889
33,309	Hilltop Holdings, Inc.*	390,715
11,525	Infinity Property & Casualty Corp.	531,648
5,475	Kansas City Life Insurance Co.	186,150
13,542	Maiden Holdings Ltd.	101,430
12,516	Max Capital Group Ltd.	279,107
15,573	Meadowbrook Insurance Group, Inc.	123,027
23,418	Montpelier Re Holdings Ltd.	388,739
10,227	NYMAGIC, Inc.	227,039
18,213	SeaBright Insurance Holdings, Inc.	198,157
44,399	Selective Insurance Group	741,907
10,965	Tower Group, Inc.	252,853
30,452	United America Indemnity Ltd. Class A*	289,294
18,625	United Fire & Casualty Co.	425,954

		6,705,698

Internet & Catalog Retail - 0.1%
25,020	Gaiam, Inc. Class A	226,681
13,394	Orbitz Worldwide, Inc.*	88,266

		314,947

Internet Software & Services - 1.3%
34,320	Art Technology Group, Inc.*	146,890
6,484	Constant Contact, Inc.*	165,666
10,348	Digital River, Inc.*	289,123
87,680	Earthlink, Inc.	790,874
21,068	GSI Commerce, Inc.*	574,103
17,266	Liquidity Services, Inc.*	196,314
40,700	Marchex, Inc. Class B	214,082
7,002	MercadoLibre, Inc.*	353,041
42,781	ModusLink Global Solutions, Inc.*	382,034
32,215	NIC, Inc.	227,116
13,369	Travelzoo, Inc.*	266,578
23,589	ValueClick, Inc.*	242,495
14,911	Vocus, Inc.*	254,233
98,754	Zix Corp.*	242,935

		4,345,484

IT Services - 1.8%
30,074	CIBER, Inc.*	119,394
29,528	CSG Systems International, Inc.*	670,876
18,722	CyberSource Corp.*	480,781
13,197	Euronet Worldwide, Inc.*	210,228
16,325	ExlService Holdings, Inc.*	259,894
16,063	Gartner, Inc.*	386,797
10,156	Heartland Payment Systems, Inc.	186,667
25,599	iGate Corp.	316,916
14,697	MAXIMUS, Inc.	909,891
5,588	NCI, Inc. Class A*	158,755
23,344	RightNow Technologies, Inc.*	382,842
11,298	SRA International, Inc. Class A*	260,758
19,562	StarTek, Inc.*	132,630
8,795	TeleTech Holdings, Inc.*	145,557
21,183	TNS, Inc.*	549,699
19,223	Virtusa Corp.*	197,805
10,406	Wright Express Corp.*	353,492

		5,722,982

Leisure Equipment & Products - 0.8%
23,920	Brunswick Corp.	499,928
72,715	Eastman Kodak Co.*	445,016
28,173	Leapfrog Enterprises, Inc.*	192,703
8,298	Polaris Industries, Inc.	490,993
13,102	Pool Corp.	321,392
14,525	RC2 Corp.*	266,824
17,561	Sport Supply Group, Inc.	235,493

		2,452,349

Life Sciences Tools & Services - 1.0%
19,163	Affymetrix, Inc.*	132,991
20,840	BioDelivery Sciences International, Inc.*	72,315
4,792	Dionex Corp.*	390,883
38,037	Enzo Biochem, Inc.*	227,081
40,972	Harvard Bioscience, Inc.*	171,263
45,840	PAREXEL International Corp.*	1,080,907
23,800	Varian, Inc.*	1,232,602

		3,308,042

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  35

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Machinery - 2.7%
15,381	Actuant Corp. Class A	$352,686
25,593	Albany International Corp. Class A	651,854
7,663	Ampco-Pittsburgh Corp.	197,016
15,211	Astec Industries, Inc.*	503,788
34,193	Blount International, Inc.*	383,645
8,844	Cascade Corp.	308,302
7,705	Chart Industries, Inc.*	177,138
14,458	China Fire & Security Group, Inc.*	197,785
20,707	Colfax Corp.*	270,226
20,413	Columbus McKinnon Corp.*	368,046
16,785	EnPro Industries, Inc.*	530,070
18,971	Force Protection, Inc.*	101,495
8,508	Greenbrier Cos, Inc.*	138,510
19,667	Kaydon Corp.	818,737
3,333	Lindsay Corp.	126,754
10,072	Mueller Industries, Inc.	298,635
31,359	Mueller Water Products, Inc. Class A	175,610
9,108	Nordson Corp.	654,137
7,180	Robbins & Myers, Inc.	186,034
23,346	Sauer-Danfoss, Inc.*	379,373
18,716	SmartHeat, Inc.*	157,027
5,058	Tennant Co.	174,450
33,957	Titan International, Inc.	421,406
37,505	Trimas Corp.*	381,426
3,285	Twin Disc, Inc.	46,384
24,600	Watts Water Technologies, Inc. Class A	872,808

		8,873,342

Marine - 0.1%
6,978	Genco Shipping & Trading Ltd.*	161,610

Media - 1.3%
7,167	Arbitron, Inc.	220,815
89,762	Belo Corp. Class A	778,237
21,465	Cinemark Holdings, Inc.	391,951
15,753	CKX, Inc.*	92,628
10,608	Fisher Communications, Inc.*	159,544
22,198	Global Sources Ltd.*	162,711
33,155	Harte-Hanks, Inc.*	477,432
22,673	Live Nation Entertainment, Inc.*	355,739
11,422	National CineMedia, Inc.	217,475
27,135	RCN Corp.*	398,342
10,207	Rentrak Corp.*	223,329
6,106	Scholastic Corp.	164,923
77,904	Sinclair Broadcast Group, Inc. Class A*	536,759

		4,179,885

Metals & Mining - 0.5%
13,041	Brush Engineered Materials, Inc.*	387,709
12,327	Century Aluminum Co.*	166,168
35,308	General Steel Holdings, Inc.*	131,699
7,603	Olympic Steel, Inc.	241,623
40,823	Worthington Industries, Inc.	651,943

		1,579,142

Multiline Retail - 0.1%
12,706	99 Cents Only Stores*	197,197
14,419	Tuesday Morning Corp.*	81,467

		278,664

Multi-Utilities - 0.4%
45,930	Avista Corp.	993,466
8,055	CH Energy Group, Inc.	333,638

		1,327,104

Oil, Gas & Consumable Fuels - 2.5%
10,347	Arena Resources, Inc.*	382,115
28,574	Atlas Energy, Inc.*	1,030,950
11,606	Berry Petroleum Co. Class A	375,686
10,419	Bill Barrett Corp.*	355,080
82,888	Brigham Exploration Co.*	1,617,145
32,773	Clean Energy Fuels Corp.*	577,460
3,292	Contango Oil & Gas Co.*	180,731
45,703	Crosstex Energy, Inc.*	412,698
27,188	Golar LNG Ltd.*	353,172
11,434	Nordic American Tanker Shipping Ltd.	357,198
53,709	Patriot Coal Corp.*	1,057,530
12,513	Petroleum Development Corp.*	292,929
3,360	PrimeEnergy Corp.*	75,533
22,478	Toreador Resources Corp.*	203,875
48,975	VAALCO Energy, Inc.*	274,750
74,301	Warren Resources, Inc.*	265,998
17,427	Westmoreland Coal Co.*	245,024

		8,057,874

Paper & Forest Products - 0.4%
3,071	Clearwater Paper Corp.*	195,561
11,262	Domtar Corp.*	797,800
28,121	Louisiana-Pacific Corp.*	330,703

		1,324,064

Personal Products - 0.3%
56,987	American Oriental Bioengineering, Inc.*	230,797
31,378	Revlon, Inc. Class A*	549,743
4,641	USANA Health Sciences, Inc.*	168,236

		948,776

Pharmaceuticals - 1.4%
11,939	Ardea Biosciences, Inc.*	303,251
11,935	Auxilium Pharmaceuticals, Inc.*	424,886
82,760	AVANIR Pharmaceuticals, Inc. Class A*	266,487
26,479	Biodel, Inc.*	119,155
15,809	Hi-Tech Pharmacal Co, Inc.*	384,633
24,787	Matrixx Initiatives, Inc.*	126,909
21,105	Medicis Pharmaceutical Corp. Class A	535,645

The accompanying notes are an integral part of these financial statements.
36  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Pharmaceuticals (continued)
77,810	Nektar Therapeutics*	$1,086,228
21,139	Obagi Medical Products, Inc.*	284,954
32,813	Pain Therapeutics, Inc.*	196,878
27,306	Questcor Pharmaceuticals, Inc.*	265,960
2,749	Repros Therapeutics, Inc.*	2,337
53,637	ViroPharma, Inc.*	682,263

		4,679,586

Professional Services - 0.7%
13,034	Advisory Board Co.*	429,210
36,349	Hill International, Inc.*	233,361
7,087	Kelly Services, Inc. Class A*	113,959
30,637	Kforce, Inc.*	425,548
12,123	Korn/Ferry International*	196,514
33,925	Navigant Consulting, Inc.*	436,954
41,687	On Assignment, Inc.*	293,060
11,872	TrueBlue, Inc.*	187,459
2,476	VSE Corp.	99,510

		2,415,575

Real Estate Investment Trusts - 5.2%
33,339	Acadia Realty Trust	636,108
1,924	Agree Realty Corp.	49,312
1,723	Alexander’s, Inc.*	547,604
43,868	American Campus Communities, Inc.	1,235,762
26,589	BioMed Realty Trust, Inc.	492,162
56,056	CapLease, Inc.*	326,806
19,312	CBL & Associates Properties, Inc.	281,955
36,294	Cogdell Spencer, Inc.	275,109
47,750	DCT Industrial Trust, Inc.	251,165
37,293	Developers Diversified Realty	458,331
	Corp.
10,706	DuPont Fabros Technology, Inc.	237,352
36,694	Education Realty Trust, Inc.	259,427
9,476	Entertainment Properties Trust	414,291
27,505	Equity One, Inc.	533,872
23,408	Extra Space Storage, Inc.	351,588
16,018	Franklin Street Properties Corp.	236,105
15,410	Getty Realty Corp.	381,706
55,005	Glimcher Realty Trust	374,584
30,420	Hatteras Financial Corp.	811,301
61,870	Hersha Hospitality Trust	356,990
10,963	Home Properties, Inc.	544,751
35,946	Inland Real Estate Corp.	338,611
49,733	Investors Real Estate Trust	434,169
10,153	Kilroy Realty Corp.	355,964
62,361	Lexington Realty Trust	441,516
6,281	LTC Properties, Inc.	175,240
21,738	Medical Properties Trust, Inc.	218,467
60,394	MFA Financial, Inc.	429,401
7,661	Mid-America Apartment Communities, Inc.	423,423
52,234	National Retail Properties, Inc.	1,229,066
22,338	Omega Healthcare Investors, Inc.	447,207
31,219	Pennsylvania Real Estate Investment Trust	492,948
12,023	Post Properties, Inc.	309,712
10,771	Potlatch Corp.	403,482
7,040	PS Business Parks, Inc.	422,400
21,010	Redwood Trust, Inc.	350,447
5,887	Saul Centers, Inc.	232,713
5,530	Urstadt Biddle Properties, Inc. Class A	93,236
7,620	Walter Investment Management Corp.	138,151
15,801	Washington Real Estate Investment Trust	496,941
16,050	Winthrop Realty Trust	216,675

		16,706,050

Real Estate Management & Services - 0.1%
1,459	Consolidated-Tomoka Land Co.	49,869
10,611	Tejon Ranch Co.*	305,172

		355,041

Road & Rail - 1.1%
7,661	AMERCO, Inc.*	478,429
15,533	Arkansas Best Corp.	473,135
20,412	Celadon Group, Inc.*	304,751
13,051	Genesee & Wyoming, Inc. Class A*	510,294
15,495	Knight Transportation, Inc.	329,889
7,537	Old Dominion Freight Line, Inc.*	270,428
14,347	Saia, Inc.*	237,730
35,811	Werner Enterprises, Inc.	802,883

		3,407,539

Semiconductors & Semiconductor Equipment - 3.3%
7,080	Actel Corp.*	109,882
31,825	Advanced Energy Industries, Inc.*	468,464
17,863	Applied Micro Circuits Corp.*	201,495
49,481	Atheros Communications, Inc.*	1,921,842
26,349	ATMI, Inc.*	477,707
19,677	Cabot Microelectronics Corp.*	754,810
8,062	Cymer, Inc.*	275,317
26,795	Diodes, Inc.*	575,289
6,161	DSP Group, Inc.*	50,335
27,272	FEI Co.*	613,620
5,811	Hittite Microwave Corp.*	297,988
39,565	MEMSIC, Inc.*	131,356
38,681	Micrel, Inc.	451,407
22,004	Microsemi Corp.*	364,386
64,639	Microtune, Inc.*	173,233
51,752	MIPS Technologies, Inc.*	258,242

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  37

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Semiconductors & Semiconductor Equipment (continued)
9,809	Netlogic Microsystems, Inc.*	$305,747
42,073	OmniVision Technologies, Inc.*	738,802
14,850	Power Integrations, Inc.	571,428
20,911	Silicon Image, Inc.*	77,789
45,403	Skyworks Solutions, Inc.*	764,587
10,836	Supertex, Inc.*	292,680
13,192	Tessera Technologies, Inc.*	267,534
90,465	Trident Microsystems, Inc.*	156,504
20,836	Volterra Semiconductor Corp.*	499,231

		10,799,675

Software - 3.7%
12,118	Actuate Corp.*	68,588
23,685	Ariba, Inc.*	337,985
36,834	Blackbaud, Inc.	849,024
8,586	Blackboard, Inc.*	365,334
10,782	Concur Technologies, Inc.*	451,874
30,493	Deltek, Inc.*	239,980
17,975	Ebix, Inc.*	292,453
9,342	ePlus, Inc.*	173,855
24,099	GSE Systems, Inc.*	134,954
52,243	Informatica Corp.*	1,306,597
22,730	Jack Henry & Associates, Inc.	580,070
37,290	Lawson Software, Inc.*	289,370
26,711	Monotype Imaging Holdings, Inc.*	278,863
48,382	Parametric Technology Corp.*	899,421
4,059	Pegasystems, Inc.	128,549
49,262	Phoenix Technologies Ltd.*	147,293
33,538	Progress Software Corp.*	1,081,601
9,018	QAD, Inc.	49,779
55,097	Quest Software, Inc.*	965,850
3,501	Renaissance Learning, Inc.	49,749
19,322	S1 Corp.*	119,217
21,410	Smith Micro Software, Inc.*	203,181
18,848	Solera Holdings, Inc.	732,622
5,995	Sourcefire, Inc.*	134,108
21,785	Take-Two Interactive Software, Inc.*	236,803
8,468	Taleo Corp. Class A*	219,999
18,307	THQ, Inc.*	139,133
115,097	TIBCO Software, Inc.*	1,312,106
24,341	VASCO Data Security International, Inc.*	157,730

		11,946,088

Specialty Retail - 2.3%
15,887	AnnTaylor Stores Corp.*	344,748
5,823	Big 5 Sporting Goods Corp.	98,700
10,828	Cabela’s, Inc.*	196,636
24,507	Cato Corp. Class A	582,041
20,059	Childrens Place Retail Stores, Inc.*	919,103
3,974	Citi Trends, Inc.*	133,288
17,370	Collective Brands, Inc.*	407,326
12,283	Conn’s, Inc.*	117,057
12,182	Dress Barn, Inc.*	337,198
11,465	Finish Line, Inc. Class A	184,701
5,208	Genesco, Inc.*	173,374
7,923	Gymboree Corp.*	389,257
24,009	Hibbett Sports, Inc.*	660,248
5,315	Lumber Liquidators, Inc.*	161,895
24,528	Pier 1 Imports, Inc.*	203,092
17,907	Rent-A-Center, Inc.*	462,359
25,467	Sally Beauty Holdings, Inc.*	243,210
12,313	Shoe Carnival, Inc.*	340,578
16,715	Sonic Automotive, Inc. Class A*	178,516
25,601	Talbots, Inc.*	421,136
9,734	Tractor Supply Co.	653,833
85,044	Wet Seal, Inc. Class A*	402,258

		7,610,554

Textiles, Apparel & Luxury Goods - 1.8%
47,644	Carter’s, Inc.*	1,535,090
9,661	Columbia Sportswear Co.	536,572
59,393	Crocs, Inc.*	573,736
3,557	Deckers Outdoor Corp.*	500,043
5,108	Maidenform Brands, Inc.*	116,565
4,235	Steven Madden Ltd.*	245,461
11,813	Timberland Co. Class A*	253,979
18,439	True Religion Apparel, Inc.*	576,219
8,984	Under Armour, Inc. Class A*	303,210
11,117	Volcom, Inc.*	265,029
12,420	Warnaco Group, Inc.*	594,173
13,331	Wolverine World Wide, Inc.	408,062

		5,908,139

Thrifts & Mortgage Finance - 1.6%
6,946	Berkshire Hills Bancorp, Inc.	145,866
49,622	Brookline Bancorp, Inc.	545,346
21,708	Dime Community Bancshares	276,777
58,660	Doral Financial Corp.*	316,177
2,200	First Defiance Financial Corp.	29,700
16,177	First Financial Holdings, Inc.	228,419
19,932	First Financial Northwest, Inc.	128,561
1,006	First Niagara Financial Group, Inc.	13,988
17,681	Meridian Interstate Bancorp, Inc.*	203,685
33,921	MGIC Investment Corp.*	353,796
5,853	NASB Financial, Inc.	144,803
89,768	NewAlliance Bancshares, Inc.	1,169,677
16,219	Provident Financial Services, Inc.	213,766
68,412	Radian Group, Inc.	970,766
11,544	Roma Financial Corp.	135,065
13,813	United Financial Bancorp, Inc.	193,106

		5,069,498

The accompanying notes are an integral part of these financial statements.
38  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Tobacco - 0.1%
24,124	Alliance One International, Inc.*	$122,791
6,781	Universal Corp.	351,120

		473,911

Trading Companies & Distributors - 0.5%
26,844	Aceto Corp.	179,049
12,712	Aircastle Ltd.	152,671
22,948	H&E Equipment Services, Inc.*	271,016
4,792	Houston Wire & Cable Co.	63,015
16,210	TAL International Group, Inc.	421,298
6,475	Watsco, Inc.	383,450

		1,470,499

Water Utilities - 0.1%
14,971	Cadiz, Inc.*	186,688
10,302	Southwest Water Co.	109,922

		296,610

Wireless Telecommunication Services - 0.1%
18,570	Syniverse Holdings, Inc.*	372,886

	TOTAL COMMON STOCKS (Cost $208,218,847)	$242,478,691

SHORT TERM INVESTMENTS - 23.2%
MONEY MARKET FUNDS - 23.2%
75,133,379	Goldman Sachs Financial Square Government Fund, 0.03% (a)	75,133,379

	TOTAL SHORT TERM INVESTMENTS (Cost $75,133,379)	$75,133,379

	TOTAL INVESTMENTS (Cost $283,352,226) - 98.0% (b)	$317,612,070
	Other Assets in Excess of Liabilities - 2.0%	6,589,078

	TOTAL NET ASSETS - 100.0%	$324,201,148

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(†)	Less than 0.05%.
(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $286,001,787.
Direxion Daily Small Cap Bull 3X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Morgan Stanley Capital Services	Russell 2000 Index	153,000	$93,612,789	1/19/2011	$16,613,416
Merrill Lynch International	Russell 2000 Index	161,700	96,698,368	2/24/2011	19,769,660
Credit Suisse Capital, LLC	Russell 2000 Index	348,700	255,180,805	2/25/2011	(5,236,261)
BNP Paribas	Russell 2000 Index	215,000	149,109,923	6/13/2011	5,062,463
Deutsche Bank AG London	Russell 2000 Index	140,000	95,403,729	8/22/2014	5,166,327

			$690,005,614		$41,375,605

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  39

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 123.0%
MONEY MARKET FUNDS - 123.0%

623,331,747	Goldman Sachs Financial Square Government Fund, 0.03% (a)(b)	$623,331,747

	TOTAL SHORT TERM INVESTMENTS (Cost $623,331,747)	$623,331,747

	TOTAL INVESTMENTS (Cost $623,331,747) - 123.0%	$623,331,747
	Liabilities in Excess of Other Assets - (23.0%)	(116,384,475)

	TOTAL NET ASSETS - 100.0%	$506,947,272

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $454,637,817.

Direxion Daily Small Cap Bear 3X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Deutsche Bank AG London	Russell 2000 Index	454,000	$316,832,208	6/18/2010	$(7,376,205)
Credit Suisse Capital, LLC	Russell 2000 Index	521,100	360,663,192	1/10/2011	(13,297,830)
Morgan Stanley Capital Services	Russell 2000 Index	445,000	287,134,358	1/19/2011	(34,028,054)
BNP Paribas	Russell 2000 Index	363,000	235,876,339	3/14/2011	(26,710,677)
Merrill Lynch International	Russell 2000 Index	341,000	211,890,784	4/27/2011	(34,062,671)

			$1,412,396,881		$(115,475,437)

The accompanying notes are an integral part of these financial statements.
40  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 78.2%
Australia - 4.2%
10,972	BHP Billiton Ltd. ADR	$798,652
1,695	Sims Metal Management Ltd. ADR	31,900

		830,552

Belgium - 1.0%
2,533	Delhaize Group SA ADR	209,656

Bermuda - 0.5%
2,988	Frontline Ltd.	109,062

Canada - 0.4%
2,112	Thomson Reuters Corp.	75,779

Denmark - 3.1%
7,640	Novo Nordisk A/S ADR	627,244

Finland - 0.2%
3,548	Nokia OYJ ADR*	43,144

France - 3.5%
48,398	Alcatel-Lucent ADR*	153,422
8,721	Cie Generale de Geophysique-Veritas ADR*	262,153
4,897	France Telecom SA ADR	107,734
2,051	Sanofi-Aventis SA ADR*	69,960
1,955	Total SA ADR	106,313
350	Veolia Environnement ADR	10,917

		710,499

Germany - 6.1%
6,069	Allianz SE ADR*	68,822
10,117	Daimler AG*	515,360
430	Deutsche Bank AG	29,532
3,602	Deutsche Telekom AG ADR	43,188
5,308	Fresenius Medical Care AG & Co. KGaA ADR	286,314
2,195	SAP AG ADR	104,153
1,715	Siemens AG ADR	167,453

		1,214,822

Greece - 0.8%
3,818	Coca-Cola Hellenic Bottling Co. SA ADR	101,406
9,368	Hellenic Telecommunications Organization SA ADR	53,023
3,939	National Bank of Greece SA ADR*	12,841

		167,270

Hong Kong - 0.3%
13,653	Hutchison Telecommunications International Ltd. ADR*	56,660

Ireland - 3.8%
37,065	Allied Irish Banks PLC ADR*	142,330
15,556	CRH PLC ADR	444,746
20,224	Elan Corp. PLC ADR*	135,905
3,442	Governor & Co. of the Bank of Ireland ADR*	30,737

		753,718

Italy - 1.0%
2,837	ENI SpA ADR	126,105
1,765	Luxottica Group SpA ADR	48,132
1,404	Telecom Italia SpA ADR*	19,445
949	Telecom Italia SpA ADR*	10,638

		204,320

Japan - 11.2%
2,304	Canon, Inc. ADR	105,247
9,197	Hitachi Ltd. ADR*	403,472
3,764	Honda Motor Co. Ltd. ADR	127,186
1,919	Kubota Corp. ADR	83,937
611	Kyocera Corp. ADR	60,031
6,798	Mitsubishi UFJ Financial Group, Inc. ADR	35,146
92,629	Mizuho Financial Group, Inc. ADR	353,843
756	Nippon Telegraph & Telephone Corp. ADR	15,339
41,961	Nomura Holdings, Inc. ADR	289,111
6,979	NTT DoCoMo, Inc. ADR	108,244
3,243	ORIX Corp. ADR	148,302
11,160	Panasonic Corp. ADR	162,936
9,754	Sony Corp. ADR	333,782
127	Toyota Motor Corp. ADR	9,790

		2,236,366

Luxembourg - 0.6%
652	Millicom International Cellular SA	57,559
1,605	Tenaris SA ADR	65,179

		122,738

Netherlands - 9.9%
15,101	Aegon NV*	106,009
46,562	ASML Holding NV	1,520,715
410	ING Groep NV ADR*	3,637
986	Koninklijke Philips Electronics NV	32,873
6,769	Reed Elsevier NV ADR	159,275
1,493	Royal Dutch Shell PLC ADR Class A	93,686
666	Royal Dutch Shell PLC ADR Class B	40,413
721	Unilever NV	21,817

		1,978,425

New Zealand - 1.6%
42,187	Telecom Corp. of New Zealand Ltd. ADR	330,324

Norway - 0.1%
907	Statoil ASA ADR	21,922

Portugal - 0.2%
3,759	Portugal Telecom SGPS SA ADR*	38,003

Spain - 3.6%
2,271	Banco Bilbao Vizcaya Argentaria SA ADR	29,818
14,018	Banco Santander SA ADR	172,982

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  41

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Spain (continued)
8,263	Repsol YPF SA ADR	$193,767
4,759	Telefonica SA ADR	322,565

		719,132

Sweden - 0.8%
13,860	Telefonaktiebolaget LM Ericsson ADR	159,390

Switzerland - 5.8%
37,078	ABB Ltd. ADR*	710,414
3,596	Credit Suisse Group AG ADR*	164,337
3,075	Logitech International SA*	50,368
887	Novartis AG ADR	45,104
9,819	STMicroelectronics NV	90,335
1,669	Syngenta AG ADR	84,301
606	UBS AG *	9,345

		1,154,204

United Kingdom - 16.3%
1,517	ArcelorMittal	58,905
7,484	AstraZeneca PLC ADR	331,017
2,812	Barclays PLC ADR	57,421
6,065	BHP Billiton PLC ADR	369,965
180	BP PLC ADR	9,387
1,642	British American Tobacco PLC ADR	104,185
13,606	British Sky Broadcasting Group PLC ADR	509,137
11,104	BT Group PLC ADR	212,642
3,478	Carnival PLC ADR	149,902
441	Diageo PLC ADR	30,050
1,635	GlaxoSmithKline PLC ADR	60,969
6,494	HSBC Holdings PLC ADR	330,480
7,354	Intercontinental Hotels Group PLC ADR	129,357
4,319	Lloyds Banking Group PLC ADR*	17,578
1,264	National Grid PLC ADR	61,317
14,288	Pearson PLC ADR	228,179
1,506	Prudential PLC ADR	26,250
5,907	Reed Elsevier PLC ADR	186,661
3,768	Rio Tinto PLC ADR	191,640
466	Royal Bank of Scotland Group PLC ADR*	7,619
1,747	Smith & Nephew PLC ADR	90,669
1,163	Tomkins PLC ADR	17,759
1,930	Unilever PLC ADR	58,093
1,048	Vodafone Group PLC ADR	23,266

		3,262,448

United States - 3.2%
15,220	Carnival Corp.	634,674

	TOTAL COMMON STOCKS (Cost $12,176,212)	$15,660,352

INVESTMENT COMPANIES - 0.5%
United States - 0.5%
294	iPath Dow Jones-UBS Commodity Index Total Return ETN*	$11,942
2,668	iPath GSCI Total Return Index ETN*	85,296

	TOTAL INVESTMENT COMPANIES (Cost $82,387)	$97,238

SHORT TERM INVESTMENTS - 23.3%
MONEY MARKET FUNDS - 23.3%
4,666,654	Goldman Sachs Financial Square Government Fund, 0.03% (a)	$4,666,654

	TOTAL SHORT TERM INVESTMENTS (Cost $4,666,654)	$4,666,654

	TOTAL INVESTMENTS (Cost $16,925,253) -102.0% (b)	$20,424,244
	Liabilities in Excess of Other Assets - (2.0%)	(391,083)

	TOTAL NET ASSETS - 100.0%	$20,033,161

Summary by Industry	Value	% of Net Assets

Automobiles	$652,336	3.3%
Beverages	131,456	0.7
Capital Markets	492,326	2.5
Chemicals	84,301	0.4
Commercial Banks	1,190,795	6.0
Communications Equipment	355,955	1.8
Computers & Peripherals	50,369	0.3
Construction Materials	444,746	2.2
Consumer Finance	148,302	0.7
Diversified Financial Services	3,637	0.0	†
Diversified Telecommunication Services	1,152,901	5.8
Electrical Equipment	710,415	3.5

The accompanying notes are an integral part of these financial statements.
42  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Summary by Industry (continued)	Value	% of Net Assets

Electronic Equipment, Instruments & Components	$463,503	2.3%
Energy Equipment & Services	327,332	1.6
Food & Staples Retailing	209,656	1.1
Food Products	79,911	0.4
Health Care Equipment & Supplies	90,669	0.5
Health Care Providers & Services	286,314	1.4
Hotels, Restaurants & Leisure	913,933	4.6
Household Durables	496,718	2.5
Industrial Conglomerates	218,085	1.1
Insurance	201,081	1.0
Machinery	83,937	0.4
Media	1,159,030	5.8
Metals & Mining	1,451,062	7.2
Multi-Utilities	72,233	0.4
Office Electronics	105,247	0.5
Oil, Gas & Consumable Fuels	700,655	3.5
Pharmaceuticals	1,270,199	6.3
Semiconductors & Semiconductor Equipment	1,611,050	8.0
Software	104,153	0.5
Textiles, Apparel & Luxury Goods	48,132	0.2
Tobacco	104,185	0.5
Wireless Telecommunication Services	245,728	1.2
Investment Companies	97,238	0.5
Short Term Investments	4,666,654	23.3

Total Investments	20,424,244	102.0
Liabilities in Excess of Other Assets	(391,083)	(2.0)

Net Assets	$20,033,161	100.0%

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipts.
ETN — Exchange Traded Note.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,999,335.
(†)	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  43

Direxion Daily Developed Markets Bull 3X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Morgan Stanley Capital Services	iShares MSCI EAFE Index	199,000	$11,053,522	1/19/2011	$(102,417)
Credit Suisse Capital, LLC	iShares MSCI EAFE Index	433,200	23,324,509	3/1/2011	311,900
Merrill Lynch International	iShares MSCI EAFE Index	182,400	10,021,150	4/27/2011	(102,893)

			$44,399,181		$106,590

The accompanying notes are an integral part of these financial statements.
44  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Developed Markets Bear 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 103.4%
MONEY MARKET FUNDS - 103.4%
10,636,872	Goldman Sachs Financial Square Government Fund, 0.03% (a)(b)	$10,636,872

	TOTAL SHORT TERM INVESTMENTS (Cost $10,636,872)	$10,636,872

	TOTAL INVESTMENTS (Cost $10,636,872) - 103.4%	$10,636,872
	Liabilities in Excess of Other Assets - (3.4%)	(354,350)

	TOTAL NET ASSETS - 100.0%	$10,282,522

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,029,122.
Direxion Daily Developed Markets Bear 3X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital, LLC	iShares MSCI EAFE Index	255,900	$13,671,891	1/10/2011	$(255,984)
Morgan Stanley Capital Services	iShares MSCI EAFE Index	146,300	8,009,384	1/19/2011	20,501
Merrill Lynch International	iShares MSCI EAFE Index	164,500	8,844,489	3/29/2011	(114,634)

			$30,525,764		$(350,117)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  45

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 55.7%
Brazil - 6.9%
76,887	Banco Santander Brasil SA ADR	$894,196
10,252	Brasil Telecom SA ADR*	82,119
19,483	BRF - Brasil Foods SA ADR*	260,098
12,893	Centrais Eletricas Brasileiras SA ADR*	184,241
9,560	Cia de Saneamento Basico do Estado de Sao Paulo ADR*	376,186
128,094	Cia Siderurgica Nacional SA ADR*	2,388,953
4,843	CPFL Energia SA ADR	301,186
59,895	Empresa Brasileira de Aeronautica SA ADR	1,442,272
28,241	Gafisa SA ADR	390,291
214,845	Petroleo Brasileiro SA ADR	9,115,873
228,788	Vale SA-SP ADR*	7,007,776
12,148	Vivo Participacoes SA ADR	321,558

		22,764,749

Chile - 3.4%
45,847	Banco Santander Chile ADR	3,020,859
616	Empresa Nacional de Electricidad SA ADR	28,613
126,887	Enersis SA ADR	2,523,782
61,149	Lan Airlines SA ADR	1,164,277
125,377	Sociedad Quimica y Minera de Chile SA ADR	4,513,572

		11,251,103

China - 2.6%
49,207	China Life Insurance Co. Ltd. ADR	3,325,901
29,728	China Petroleum & Chemical Corp. ADR	2,385,969
26,655	PetroChina Co. Ltd. ADR	3,068,790

		8,780,660

Hong Kong - 4.3%
176,837	China Mobile Ltd. ADR	8,647,329
56,381	China Unicom Hong Kong Ltd. ADR	700,816
27,936	CNOOC Ltd. ADR	4,914,501

		14,262,646

Hungary - 0.1%
11,789	Magyar Telekom Telecommunications PLC ADR	209,137

India - 8.0%
61,637	HDFC Bank Ltd. ADR	9,191,309
144,188	ICICI Bank Ltd. ADR	6,130,874
115,739	Infosys Technologies Ltd. ADR	6,930,451
77,139	Tata Communications Ltd. ADR	925,668
146,518	Wipro Ltd. ADR	3,290,794

		26,469,096

Israel - 2.3%
21,888	Check Point Software Technologies Ltd.*	779,651
3,767	Nice Systems Ltd. ADR*	119,828
116,791	Teva Pharmaceutical Industries Ltd. ADR	6,859,135

		7,758,614

Mexico - 3.8%
114,559	America Movil SAB de CV ADR Series L	5,897,497
119,686	Cemex SAB de CV ADR*	1,421,870
43,826	Fomento Economico Mexicano SAB de CV ADR	2,074,285
94,828	Grupo Televisa SA ADR	1,970,526
55,616	Telmex Internacional SAB de CV ADR	1,062,266

		12,426,444

Peru - 1.1%
72,400	Cia de Minas Buenaventura SA ADR	2,381,236

39,672	Southern Copper Corp.	1,213,170

		3,594,406

Russia - 1.0%
48,823	Mechel ADR	1,254,751
27,628	Mobile TeleSystems ADR	1,526,447
24,628	Wimm-Bill-Dann Foods ADR	535,659

		3,316,857

South Africa - 1.2%
97,850	Sasol Ltd. ADR	3,977,603

South Korea - 10.4%
160,898	KB Financial Group, Inc. ADR	7,851,822
324,972	Korea Electric Power Corp. ADR*	4,887,579
184,604	KT Corp. ADR	4,172,050
159,640	LG Display Co. Ltd. ADR	3,368,404
91,930	POSCO ADR	10,310,869
8,742	Shinhan Financial Group Co. Ltd. ADR	744,294
168,096	SK Telecom Co Ltd. ADR	3,111,457

		34,446,475

Taiwan - 10.5%
338,015	AU Optronics Corp. ADR	3,917,594
390,788	Chunghwa Telecom Co. Ltd. ADR	7,628,182
624,187	Siliconware Precision Industries Co. ADR	3,838,750
1,212,594	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,841,370
1,793,494	United Microelectronics Corp. ADR*	6,348,969

		34,574,865

The accompanying notes are an integral part of these financial statements.
46  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Turkey - 0.1%
16,912	Turkcell Iletisim Hizmet AS ADR	$273,467

	TOTAL COMMON STOCKS (Cost $171,067,824)	$184,106,122

PREFERRED SHARES - 15.8%
Brazil - 15.2%
420,502	Banco Bradesco SA ADR	7,829,747
20,402	Brasil Telecom SA ADR*	387,026
3,075	Centrais Eletricas Brasileiras SA ADR*	54,089
26,269	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR Class A	1,799,689
41,519	Cia de Bebidas das Americas ADR	4,060,558
50,602	Cia Energetica de Minas Gerais ADR	817,226
7,279	Cia Paranaense de Energia ADR	150,530
111,458	Gerdau SA ADR*	1,827,911
21,016	Gol Linhas Aereas Inteligentes SA ADR	274,889
562,729	Itau Unibanco Holding SA ADR	12,199,965
36,466	Net Servicos de Comunicacao SA ADR*	428,476
284,531	Petroleo Brasileiro SA ADR	10,795,106
15,481	Tam SA ADR*	273,549
43,261	Tele Norte Leste Participacoes SA ADR	642,858
2,303	Tim Participacoes SA ADR	59,855
320,717	Vale SA-SP ADR	8,630,494

		50,231,968

Colombia - 0.6%
43,340	Bancolombia SA ADR	2,025,712

	TOTAL PREFERRED SHARES (Cost $48,188,115)	$52,257,680

SHORT TERM INVESTMENTS - 25.1%
MONEY MARKET FUNDS - 25.1%
82,777,569	Goldman Sachs Financial Square Government Fund, 0.03% (a)	82,777,569

	TOTAL SHORT TERM INVESTMENTS (Cost $82,777,569)	$82,777,569

	TOTAL INVESTMENTS (Cost $302,033,508) - 96.6% (b)	$319,141,371
	Other Assets in Excess of Liabilities - 3.4%	11,152,438

	TOTAL NET ASSETS - 100.0%	$330,293,809

Summary by Industry	Value	% of Net Assets

Aerospace & Defense	$1,442,272	0.4%
Airlines	1,712,715	0.5
Beverages	6,134,843	1.9
Chemicals	4,513,572	1.4
Commercial Banks	49,888,778	15.1
Construction Materials	1,421,870	0.4
Diversified Telecommunication Services	15,810,122	4.8
Electric Utilities	8,918,633	2.7
Electronic Equipment, Instruments & Components	7,285,998	2.2
Food & Staples Retailing	1,799,689	0.5
Food Products	795,757	0.2
Household Durables	390,291	0.1
Independent Power Producers & Energy Traders	28,613	0.0	†
Insurance	3,325,901	1.0
IT Services	10,221,245	3.1
Media	2,399,002	0.7
Metals & Mining	35,015,160	10.6
Oil, Gas & Consumable Fuels	34,257,842	10.4
Pharmaceuticals	6,859,135	2.1
Semiconductors & Semiconductor Equipment	23,029,089	7.0
Software	899,479	0.3

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  47

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Summary by Industry (continued)	Value	% of Net Assets

Water Utilities	$376,186	0.1%
Wireless Telecommunication Services	19,837,610	6.0
Short Term Investments	82,777,569	25.1

Total Investments	319,141,371	96.6
Other Assets in Excess of Liabilities	11,152,438	3.4

Net Assets	$330,293,809	100.0%

Percentages are stated as a percent of net assets.
ADR — American Depositary Receipts.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $271,746,930.
(†)	Less than 0.05%.

Direxion Daily Emerging Markets Bull 3X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Deutsche Bank AG London	iShares MSCI Emerging Market Index	3,203,300	$130,497,542	6/30/2010	$4,102,364
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index	2,350,000	97,291,840	1/19/2011	2,808,485
Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index	8,229,000	322,802,265	2/7/2011	22,951,723
Merrill Lynch International	iShares MSCI Emerging Market Index	2,033,850	81,807,393	2/24/2011	3,552,400
BNP Paribas	iShares MSCI Emerging Market Index	2,125,000	90,169,980	5/16/2011	(820,819)

			$722,569,020		$32,594,153

The accompanying notes are an integral part of these financial statements.
48  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Emerging Markets Bear 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 124.6%
MONEY MARKET FUNDS - 124.6%
198,121,860	Goldman Sachs Financial Square Government Fund, 0.03% (a)(b)	$198,121,860

	TOTAL SHORT TERM INVESTMENTS (Cost $198,121,860)	$198,121,860

	TOTAL INVESTMENTS (Cost $198,121,860) - 124.6%	$198,121,860
	Liabilities in Excess of Other Assets - (24.6%)	(39,079,614)

	TOTAL NET ASSETS - 100.0%	$159,042,246

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $140,763,443.
Direxion Daily Emerging Markets Bear 3X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Morgan Stanley Capital Services	iShares MSCI Emerging Market Index	1,740,000	$70,267,644	1/19/2011	$(3,671,180)
Merrill Lynch International	iShares MSCI Emerging Market Index	1,530,000	62,060,064	2/24/2011	(2,377,304)
BNP Paribas	iShares MSCI Emerging Market Index	1,030,000	42,746,749	6/13/2011	(568,550)
Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index	4,887,930	192,288,940	11/7/2011	(13,219,987)
Deutsche Bank AG London	iShares MSCI Emerging Market Index	2,161,300	89,183,941	6/25/2014	(1,838,397)

			$456,547,338		$(21,675,418)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  49

Direxion Daily China Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 86.5%
Airlines - 2.2%
5,630	China Eastern Airlines Corp. Ltd. ADR*	$311,789
10,880	China Southern Airlines Co. Ltd. ADR*	276,570

		588,359

Chemicals - 1.0%
6,726	Sinopec Shanghai Petrochemical Co. Ltd. ADR*	256,597

Computers & Peripherals - 0.5%
19,878	China Digital TV Holding Co. Ltd. ADR *	133,381

Diversified Consumer Services - 2.0%
5,607	New Oriental Education & Technology Group, Inc. ADR*	524,647

Diversified Telecommunication Services - 8.0%
17,575	China Telecom Corp. Ltd. ADR	806,693
105,826	China Unicom Hong Kong Ltd. ADR	1,315,417

		2,122,110

Electrical Equipment - 5.1%
42,865	JA Solar Holdings Co. Ltd. ADR*	261,905
26,815	Suntech Power Holdings Co. Ltd. ADR*	364,684
16,451	Trina Solar Ltd. ADR*	425,587
24,299	Yingli Green Energy Holding Co. Ltd. ADR*	306,896

		1,359,072

Health Care Equipment & Supplies - 2.5%
10,624	China Medical Technologies, Inc. ADR	147,461
13,436	Mindray Medical International Ltd. ADR	513,255

		660,716

Hotels, Restaurants & Leisure - 4.3%
18,580	Ctrip.com International Ltd. ADR*	678,542
7,185	Home Inns & Hotels Management, Inc. ADR*	250,397
45,167	Melco Crown Entertainment Ltd. ADR*	214,995

		1,143,934

Independent Power Producers & Energy Traders - 1.4%
16,491	Huaneng Power International, Inc. ADR	379,293

Insurance - 7.8%
27,727	China Life Insurance Co. Ltd. ADR	1,874,068
6,680	CNinsure, Inc. ADR	185,303

		2,059,371

Internet Software & Services - 5.8%
1,558	Baidu, Inc. ADR*	1,073,929
12,830	NetEase.com, Inc. ADR*	447,382

		1,521,311

Life Sciences Tools & Services - 1.3%
17,556	WuXi PharmaTech Cayman, Inc. ADR*	337,075

Machinery - 0.5%
4,699	Duoyuan Global Water, Inc. ADR*	125,369

Media - 1.3%
20,033	Focus Media Holding Ltd. ADR*	336,154

Metals & Mining - 2.2%
24,022	Aluminum Corp. of China Ltd. ADR*	582,774

Oil, Gas & Consumable Fuels - 20.4%
14,897	China Petroleum & Chemical Corp. ADR	1,195,633
10,049	CNOOC Ltd. ADR	1,767,820
14,067	PetroChina Co. Ltd. ADR	1,619,534
29,102	Yanzhou Coal Mining Co. Ltd. ADR	810,491

		5,393,478

Real Estate Management & Development - 0.9%
14,213	E-House China Holdings Ltd. ADR	238,921

Road & Rail - 0.7%
10,046	Guangshen Railway Co. Ltd. ADR	194,691

Semiconductors & Semiconductor Equipment - 3.0%
23,115	LDK Solar Co. Ltd. ADR*	179,835
26,323	Renesola Ltd. ADR*	205,583
74,399	Semiconductor Manufacturing International Corp. ADR*	395,803

		781,221

Software - 6.6%
4,216	Changyou.com Ltd. ADR*	138,285
32,219	Giant Interactive Group, Inc. ADR	243,576
8,875	Longtop Financial Technologies Ltd. ADR*	305,389
8,147	Perfect World Co. Ltd. ADR*	272,680
28,580	Shanda Games Ltd. ADR*	200,060
8,659	Shanda Interactive Entertainment Ltd. ADR*	392,599
7,985	VanceInfo Technologies, Inc. ADR*	190,442

		1,743,031

The accompanying notes are an integral part of these financial statements.
50  DIREXION ANNUAL REPORT

Direxion Daily China Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Wireless Telecommunication Services - 9.0%
45,142	China Mobile Ltd. ADR	$2,207,444
39,483	Hutchison Telecommunications International Ltd. ADR*	163,854

		2,371,298

	TOTAL COMMON STOCKS (Cost $22,029,574)	$22,852,803

SHORT TERM INVESTMENTS - 12.1%
MONEY MARKET FUNDS - 12.1%
3,184,072	Goldman Sachs Financial Square Government Fund, 0.03% (a)	3,184,072

	TOTAL SHORT TERM INVESTMENTS (Cost $3,184,072)	$3,184,072

	TOTAL INVESTMENTS (Cost $25,213,646) - 98.6% (b)	$26,036,875
	Other Assets in Excess of Liabilities - 1.4%	369,544

	TOTAL NET ASSETS - 100.0%	$26,406,419

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,928,846.
Direxion Daily China Bull 3X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital, LLC	BNY Mellon China Select ADR Index	4,540	$17,393,893	6/6/2011	$114,317
BNP Paribas	BNY Mellon China Select ADR Index	940	3,704,475	6/13/2011	(77,325)
Deutsche Bank AG London	BNY Mellon China Select ADR Index	9,160	32,285,293	12/18/2014	3,134,258

			$53,383,661		$3,171,250

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  51

Direxion Daily China Bear 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 106.2%
MONEY MARKET FUNDS - 106.2%
10,247,831	Goldman Sachs Financial Square Government Fund, 0.03% (a)(b)	$10,247,831

	TOTAL SHORT TERM INVESTMENTS (Cost $10,247,831)	$10,247,831

	TOTAL INVESTMENTS (Cost $10,247,831) - 106.2%	$10,247,831

	Liabilities in Excess of Other Assets - (6.2%)	(594,935)

	TOTAL NET ASSETS - 100.0%	$9,652,896

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,067,761.
Direxion Daily China Bear 3X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	BNY Mellon China Select ADR Index	5,920	$22,514,333	6/6/2011	$(372,875)
BNP Paribas	BNY Mellon China Select ADR Index	710	2,730,116	6/13/2011	(9,170)
Deutsche Bank AG London	BNY Mellon China Select ADR Index	900	3,283,802	12/18/2014	(206,975)

			$28,528,251		$(589,020)

The accompanying notes are an integral part of these financial statements.
52  DIREXION ANNUAL REPORT

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 41.2%
Brazil - 13.7%
14,584	Centrais Eletricas Brasileiras SA ADR*	$208,405
44,870	Cia Siderurgica Nacional SA ADR *	836,825
9,631	Empresa Brasileira de Aeronautica SA ADR	231,914
6,990	Fibria Celulose SA ADR*	138,752
49,244	Petroleo Brasileiro SA ADR	2,089,423

		3,505,319

Chile - 8.3%
3,465	Banco de Chile ADR	216,909
9,355	Banco Santander Chile ADR	616,401
8,429	Empresa Nacional de Electricidad SA ADR	391,527
16,789	Enersis SA ADR	333,933
16,346	Lan Airlines SA ADR	311,228
6,838	Sociedad Quimica y Minera de Chile SA ADR	246,168

		2,116,166

Mexico - 15.2%
44,130	America Movil SAB de CV ADR Series L	2,271,812
46,837	Cemex SAB de CV ADR*	556,424
11,139	Fomento Economico Mexicano SAB de CV ADR	527,209
17,484	Grupo Televisa SA ADR	363,318
10,790	Telefonos de Mexico SAB de CV ADR Series L*	165,626

		3,884,389

Peru - 4.0%
10,738	Cia de Minas Buenaventura SA ADR	353,173
4,124	Credicorp Ltd.	358,211
9,923	Southern Copper Corp.	303,445

		1,014,829

	TOTAL COMMON STOCKS (Cost $10,366,909)	$10,520,703

PREFERRED SHARES - 38.2%
Brazil - 38.2%
55,502	Banco Bradesco SA ADR	1,033,447
9,810	Cia de Bebidas das Americas ADR	959,418
25,638	Cia Energetica de Minas Gerais ADR	414,049
7,848	Cia Paranaense de Energia ADR	162,297
41,580	Gerdau SA ADR*	681,912
115,977	Itau Unibanco Holding SA ADR	2,514,381
21,473	Petroleo Brasileiro SA ADR	814,686
16,909	Tele Norte Leste Participacoes SA ADR	251,268
108,201	Vale SA-SP ADR*	2,911,689

	TOTAL PREFERRED SHARES (Cost $9,641,878)	$9,743,147

SHORT TERM INVESTMENTS - 19.8%
MONEY MARKET FUNDS - 19.8%
5,049,141	Goldman Sachs Financial Square Government Fund, 0.03% (a)	5,049,141

	TOTAL SHORT TERM INVESTMENTS (Cost $5,049,141)	$5,049,141

	TOTAL INVESTMENTS (Cost $25,057,928) - 99.2% (b)	$25,312,991
	Other Assets in Excess of Liabilities - 0.8%	198,183

	TOTAL NET ASSETS - 100.0%	$25,511,174

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  53

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Summary by Industry	Value	% of Net Assets

Aerospace & Defense	$231,914	0.9%
Airlines	311,228	1.2
Beverages	1,486,627	5.8
Chemicals	246,168	1.0
Commercial Banks	4,739,349	18.6
Construction Materials	556,424	2.2
Diversified Telecommunication Services	416,894	1.6
Electric Utilities	1,118,684	4.4
Independent Power Producers & Energy Traders	391,527	1.5
Media	363,318	1.4
Metals & Mining	5,087,044	20.0
Oil, Gas & Consumable Fuels	2,904,109	11.4
Paper & Forest Products	138,752	0.5
Wireless Telecommunication Services	2,271,812	8.9
Short Term Investments	5,049,141	19.8

Total Investments	25,312,991	99.2
Other Assets in Excess of Liabilities	198,183	0.8

Net Assets	$25,511,174	100.0%

Percentages are stated as a percent of net assets.
ADR — American Depositary Receipts.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,199,215.

Direxion Daily Latin America Bull 3X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Merrill Lynch International	S&P Latin America 40 Index	216,900	$9,855,962	7/27/2011	$477,454
Credit Suisse Capital, LLC	S&P Latin America 40 Index	911,640	40,663,630	9/12/2011	2,954,052
Morgan Stanley Capital Services	S&P Latin America 40 Index	46,500	2,246,864	3/5/2012	(20,672)

			$52,766,456		$3,410,834

The accompanying notes are an integral part of these financial statements.
54  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Latin America Bear 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 119.1%
MONEY MARKET FUNDS - 119.1%
6,609,214	Goldman Sachs Financial Square Government Fund, 0.03% (a)(b)	$6,609,214

	TOTAL SHORT TERM INVESTMENTS (Cost $6,609,214)	$6,609,214

	TOTAL INVESTMENTS (Cost $6,609,214) - 119.1%	$6,609,214
	Liabilities in Excess of Other Assets - (19.1%)	(1,058,942)

	TOTAL NET ASSETS - 100.0%	$5,550,272

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,050,465.
Direxion Daily Latin America Bear 3X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Merrill Lynch International	S&P Latin America 40 Index	18,300	$853,707	7/27/2011	$(22,283)
Credit Suisse Capital, LLC	S&P Latin America 40 Index	262,015	11,549,602	9/12/2011	(997,162)
Morgan Stanley Capital Services	S&P Latin America 40 Index	60,250	2,855,268	3/5/2012	(29,702)
Deutsche Bank AG London	S&P Latin America 40 Index	7,200	334,733	12/18/2014	(14,456)

			$15,593,310		$(1,063,603)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  55

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 82.9%
Electrical Equipment - 0.6%
5,112	First Solar, Inc.*	$733,828
9,609	SunPower Corp. Class A*	159,029

		892,857

Energy Equipment & Services - 14.4%
5,578	Atwood Oceanics, Inc.*	203,095
42,508	Baker Hughes, Inc.	2,115,204
23,965	Cameron International Corp.*	945,659
6,864	Diamond Offshore Drilling, Inc.	542,942
8,208	Dresser-Rand Group, Inc.*	289,578
6,221	Exterran Holdings, Inc.*	181,342
12,302	FMC Technologies, Inc.*	832,722
89,353	Halliburton Co.	2,738,669
10,306	Helix Energy Solutions Group, Inc.*	150,262
10,498	Helmerich & Payne, Inc.	426,429
28,190	Nabors Industries Ltd.*	608,058
41,646	National Oilwell Varco, Inc.	1,833,673
5,452	Oceaneering International, Inc.*	357,106
4,937	Oil States International, Inc.*	238,506
15,274	Patterson-UTI Energy, Inc.	233,539
17,291	Pride International, Inc.*	524,436
11,262	Rowan Cos, Inc.*	335,608
119,161	Schlumberger Ltd.	8,510,479
2,254	SEACOR Holdings, Inc.*	189,719
1,152	Seahawk Drilling, Inc.*	19,192
24,638	Smith International, Inc.	1,176,711
7,783	Superior Energy Services, Inc.*	210,608
4,068	Unit Corp.*	194,328

		22,857,865

Gas Utilities - 0.4%
14,327	EQT Corp.	623,081

Metals & Mining - 0.3%
5,263	Walter Energy, Inc.	425,303

Oil, Gas & Consumable Fuels - 67.2%
11,936	Alpha Natural Resources, Inc.*	561,947
49,717	Anadarko Petroleum Corp.	3,090,409
33,385	Apache Corp.	3,397,258
16,180	Arch Coal, Inc.	436,860
10,319	Cabot Oil & Gas Corp.	372,826
62,364	Chesapeake Energy Corp.	1,484,263
199,672	Chevron Corp.	16,261,288
8,300	Cimarex Energy Co.	565,064
2,438	CNX Gas Corp.*	93,302
7,065	Cobalt International Energy, Inc.*	81,318
4,624	Comstock Resources, Inc.*	148,245
8,097	Concho Resources, Inc.*	460,072
147,566	ConocoPhillips	8,734,432
21,987	Consol Energy, Inc.	982,379
3,041	Continental Resources, Inc.*	149,496
39,519	Denbury Resources, Inc.*	756,789
44,209	Devon Energy Corp.	2,976,592
69,820	El Paso Corp.	844,822
24,931	EOG Resources, Inc.	2,795,264
13,855	EXCO Resources, Inc.	257,010
486,025	Exxon Mobil Corp.	32,976,796
11,104	Forest Oil Corp.*	325,347
10,431	Frontier Oil Corp.	158,551
28,925	Hess Corp.	1,838,184
4,507	Holly Corp.	121,689
70,496	Marathon Oil Corp.	2,266,446
10,140	Mariner Energy, Inc.*	242,143
10,208	Massey Energy Co.	373,919
19,002	Murphy Oil Corp.	1,142,970
13,205	Newfield Exploration Co.*	768,399
17,263	Noble Energy, Inc.	1,318,893
80,735	Occidental Petroleum Corp.	7,157,965
26,623	Peabody Energy Corp.	1,243,827
29,961	PetroHawk Energy Corp.*	646,858
11,352	Pioneer Natural Resources Co.	728,004
13,872	Plains Exploration & Production Co.*	406,588
11,688	Quicksilver Resources, Inc.*	162,113
15,591	Range Resources Corp.	744,626
13,981	SandRidge Energy, Inc.*	104,997
34,226	Southwestern Energy Co.*	1,358,088
64,234	Spectra Energy Corp.	1,499,222
6,216	St. Mary Land & Exploration Co.	250,132
11,642	Sunoco, Inc.	381,625
13,782	Tesoro Corp.	181,233
56,055	Valero Energy Corp.	1,165,383
5,062	Whiting Petroleum Corp.*	457,251
57,775	Williams Cos, Inc.	1,364,068
57,740	XTO Energy, Inc.	2,743,805

		106,578,758

	TOTAL COMMON STOCKS (Cost $128,451,545)	$131,377,864

SHORT TERM INVESTMENTS - 19.5%
MONEY MARKET FUNDS - 19.5%
30,993,019	Goldman Sachs Financial Square Government Fund, 0.03% (a)	30,993,019

	TOTAL SHORT TERM INVESTMENTS (Cost $30,993,019)	$30,993,019

	TOTAL INVESTMENTS (Cost $159,444,564) - 102.4% (b)	$162,370,883
	Liabilities in Excess of Other Assets - (2.4%)	(3,808,486)

	TOTAL NET ASSETS - 100.0%	$158,562,397

The accompanying notes are an integral part of these financial statements.
56  DIREXION ANNUAL REPORT

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $139,967,816.
Direxion Daily Energy Bull 3X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Morgan Stanley Capital Services	Russell 1000 Energy Index	122,000	$77,607,188	1/19/2011	$4,971,833
Credit Suisse Capital, LLC	Russell 1000 Energy Index	152,200	101,350,292	1/27/2011	1,388,269
Deutsche Bank AG London	Russell 1000 Energy Index	236,100	148,460,070	12/16/2014	11,040,870

			$327,417,550		$17,400,972

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  57

Direxion Daily Energy Bear 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 110.8%
MONEY MARKET FUNDS - 110.8%
80,854,170	Goldman Sachs Financial Square Government Fund, 0.03% (a)(b)	$80,854,170

	TOTAL SHORT TERM INVESTMENTS (Cost $80,854,170)	$80,854,170

	TOTAL INVESTMENTS (Cost $80,854,170) - 110.8%	$80,854,170
	Liabilities in Excess of Other Assets - (10.8%)	(7,890,785)

	TOTAL NET ASSETS - 100.0%	$72,963,385

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $53,665,497.
Direxion Daily Energy Bear 3X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell 1000 Energy Index	183,900	$121,008,932	1/10/2011	$(3,161,124)
BNP Paribas	Russell 1000 Energy Index	45,000	29,599,029	5/16/2011	(918,954)
Deutsche Bank AG London	Russell 1000 Energy Index	95,400	60,756,352	12/16/2014	(3,722,647)

			$211,364,313		$(7,802,725)

The accompanying notes are an integral part of these financial statements.
58  DIREXION ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 56.9%
Capital Markets - 8.7%
13,459	Affiliated Managers Group, Inc.*	$1,132,979
83,187	Ameriprise Financial, Inc.	3,856,549
389,877	Bank of New York Mellon Corp.	12,136,871
10,367	BlackRock, Inc.	1,907,528
309,663	Charles Schwab Corp.	5,973,399
38,012	Eaton Vance Corp.	1,339,543
28,784	Federated Investors, Inc. Class B	694,270
49,133	Franklin Resources, Inc.	5,681,740
62,008	GLG Partners, Inc.*	200,906
164,184	Goldman Sachs Group, Inc.	23,839,517
6,679	Greenhill & Co., Inc.	587,017
142,754	Invesco Ltd.	3,281,914
14,150	Investment Technology Group, Inc.*	245,786
59,397	Janus Capital Group, Inc.	836,310
37,830	Jefferies Group, Inc.	1,029,733
24,955	Lazard Ltd. Class A	964,760
52,219	Legg Mason, Inc.	1,654,820
443,284	Morgan Stanley	13,396,042
78,584	Northern Trust Corp.	4,320,548
31,923	Raymond James Financial, Inc.	978,121
39,470	SEI Investments Co.	886,496
161,040	State Street Corp.	7,005,240
83,320	T. Rowe Price Group, Inc.	4,791,733
85,251	TD Ameritrade Holding Corp.*	1,706,725
28,066	Waddell & Reed Financial, Inc. Class A	1,041,810

		99,490,357

Commercial Banks - 11.1%
56,331	Associated Banc-Corp.	818,489
27,177	BancorpSouth, Inc.	601,699
15,593	Bank of Hawaii Corp.	824,558
223,924	BB&T Corp.	7,443,234
6,591	BOK Financial Corp.	358,748
79,849	CapitalSource, Inc.	476,699
14,047	City National Corp.	874,847
57,503	Comerica, Inc.	2,415,126
20,598	Commerce Bancshares, Inc.	853,169
16,864	Cullen/Frost Bankers, Inc.	1,001,047
259,379	Fifth Third Bancorp	3,867,341
1,967	First Citizens BancShares, Inc. Class A	405,202
73,328	First Horizon National Corp.*	1,037,591
57,268	Fulton Financial Corp.	601,314
232,962	Huntington Bancshares, Inc.	1,577,153
286,524	KeyCorp	2,584,446
24,851	M&T Bank Corp.	2,170,735
171,127	Marshall & Ilsley Corp.	1,557,256
168,603	PNC Financial Services Group, Inc.	11,331,808
208,577	Popular, Inc.*	821,793
376,695	Regions Financial Corp.	3,329,984
162,671	SunTrust Banks, Inc.	4,815,062
123,610	Synovus Financial Corp.	372,066
46,267	TCF Financial Corp.	861,954
618,869	U.S. Bancorp	16,567,123
52,347	Valley National Bancorp	850,115
1,688,313	Wells Fargo & Co.	55,900,043
31,616	Whitney Holding Corp.	433,139
29,730	Wilmington Trust Corp.	515,221
52,227	Zions Bancorporation	1,500,482

		126,767,444

Consumer Finance - 2.4%
330,917	American Express Co.	15,261,892
29,326	AmeriCredit Corp.*	702,064
147,302	Capital One Financial Corp.	6,394,380
174,712	Discover Financial Services	2,701,048
152,466	SLM Corp.*	1,866,184
1,305	Student Loan Corp.	36,853

		26,962,421

Diversified Financial Services - 13.9%
3,243,534	Bank of America Corp.	57,832,211
6,166,324	Citigroup, Inc.*	26,946,836
21,643	CME Group, Inc.	7,107,778
13,243	Interactive Brokers Group, Inc. Class A*	226,985
23,752	IntercontinentalExchange, Inc.*	2,770,196
1,295,739	JPMorgan Chase & Co.	55,172,567
61,060	Leucadia National Corp.*	1,545,429
61,188	Moody’s Corp.	1,512,567
32,646	MSCI, Inc. Class A*	1,131,184
44,168	NASDAQ OMX Group, Inc.*	927,528
84,795	NYSE Euronext	2,766,861

		157,940,142

Insurance - 9.9%
152,449	Aflac, Inc.	7,768,801
1,847	Alleghany Corp.*	548,914
16,152	Allied World Assurance Co. Holdings Ltd.	703,743
174,927	Allstate Corp.	5,714,865
28,045	American Financial Group, Inc.	825,364
39,447	American International Group, Inc.*	1,534,488
5,196	American National Insurance Co.	572,391
90,275	AON Corp.	3,833,076
14,874	Arch Capital Group Ltd.*	1,124,177
32,691	Arthur J. Gallagher & Co.	858,793
27,043	Aspen Insurance Holdings Ltd.	729,620
38,403	Assurant, Inc.	1,399,021
43,027	Axis Capital Holdings Ltd.	1,341,152
38,036	Brown & Brown, Inc.	766,045
108,277	Chubb Corp.	5,724,605
47,184	Cincinnati Financial Corp.	1,340,026
8,774	CNA Financial Corp.*	246,725

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  59

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Insurance (continued)
15,257	Endurance Specialty Holdings Ltd.	$562,220
9,626	Erie Indemnity Co. Class A	445,780
20,071	Everest Re Group Ltd.	1,538,442
76,584	Fidelity National Financial, Inc. Class A	1,162,545
32,438	First American Corp.	1,121,382
159,328	Genworth Financial, Inc. Class A*	2,632,099
15,459	Hanover Insurance Group, Inc.	696,428
144,712	Hartford Financial Services Group, Inc.	4,134,422
36,592	HCC Insurance Holdings, Inc.	994,936
98,524	Lincoln National Corp.	3,013,849
106,872	Loews Corp.	3,979,913
3,200	Markel Corp.*	1,225,088
170,418	Marsh & McLennan Cos, Inc.	4,127,524
42,975	MBIA, Inc.*	411,700
8,698	Mercury General Corp.	391,323
188,196	MetLife, Inc.	8,577,974
78,453	Old Republic International Corp.	1,177,580
7,567	OneBeacon Insurance Group Ltd. Class A	122,737
26,934	PartnerRe Ltd.	2,089,540
101,322	Principal Financial Group, Inc.	2,960,629
222,102	Progressive Corp.	4,462,029
27,910	Protective Life Corp.	671,794
150,245	Prudential Financial, Inc.	9,549,572
23,731	Reinsurance Group of America, Inc.	1,225,232
19,155	RenaissanceRe Holdings Ltd.	1,071,722
15,987	StanCorp Financial Group, Inc.	718,776
11,402	Symetra Financial Corp.*	153,927
26,982	Torchmark Corp.	1,444,616
8,895	Transatlantic Holdings, Inc.	442,348
167,495	Travelers Cos, Inc.	8,498,696
13,726	Unitrin, Inc.	401,486
108,040	Unum Group	2,643,739
30,736	Validus Holdings Ltd.	785,920
43,827	W.R. Berkley Corp.	1,183,329
439	Wesco Financial Corp.	166,403
2,548	White Mountains Insurance Group Ltd.	875,493
111,570	XL Capital Ltd. Class A	1,985,946

		112,678,945

IT Services - 2.7%
17,331	Alliance Data Systems Corp.*	1,300,865
45,750	Broadridge Financial Solutions, Inc.	1,089,307
107,387	Fidelity National Information Services, Inc.	2,823,204
50,747	Fiserv, Inc.*	2,592,664
26,219	Global Payments, Inc.	1,122,435
31,164	Lender Processing Services, Inc.	1,176,441
27,762	MasterCard, Inc. Class A	6,886,086
52,790	Total System Services, Inc.	845,168
146,543	Visa, Inc. Class A	13,222,575

		31,058,745

Media - 0.1%
11,840	Interactive Data Corp.	396,285
6,376	Morningstar, Inc.*	299,736

		696,021

Professional Services - 0.3%
16,459	Dun & Bradstreet Corp.	1,266,849
41,170	Equifax, Inc.	1,383,312
15,580	IHS, Inc. Class A*	789,439

		3,439,600

Real Estate Investment Trusts - 6.6%
14,406	Alexandria Real Estate Equities, Inc.	1,020,089
54,710	AMB Property Corp.	1,524,221
177,529	Annaly Capital Management, Inc.	3,009,117
38,193	Apartment Investment & Management Co. Class A	855,905
26,058	AvalonBay Communities, Inc.	2,711,074
45,186	Boston Properties, Inc.	3,563,368
41,929	Brandywine Realty Trust	534,175
20,726	BRE Properties, Inc.	865,518
21,747	Camden Property Trust	1,053,207
245,898	Chimera Investment Corp.	1,000,805
18,712	Corporate Office Properties Trust	756,900
24,823	Digital Realty Trust, Inc.	1,457,110
39,560	Douglas Emmett, Inc.	662,234
72,998	Duke Realty Corp.	987,663
89,310	Equity Residential	4,043,064
9,496	Essex Property Trust, Inc.	1,004,867
19,276	Federal Realty Investment Trust	1,491,770
95,590	HCP, Inc.	3,070,351
39,100	Health Care REIT, Inc.	1,756,763
39,830	Hospitality Properties Trust	1,055,097
213,026	Host Hotels & Resorts, Inc.	3,463,803
84,261	HRPT Properties Trust	660,606
132,259	Kimco Realty Corp.	2,061,918
36,413	Liberty Property Trust	1,231,124
41,807	Macerich Co.	1,869,191
25,513	Mack-Cali Realty Corp.	876,627
37,111	Nationwide Health Properties, Inc.	1,299,627
16,870	Piedmont Office Realty Trust, Inc. Class A	338,075

The accompanying notes are an integral part of these financial statements.
60  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Real Estate Investment Trusts (continued)
53,097	Plum Creek Timber Co., Inc.	$2,113,261
154,329	ProLogis	2,032,513
43,835	Public Storage	4,248,050
25,761	Rayonier, Inc.	1,261,774
34,022	Realty Income Corp.	1,115,581
29,195	Regency Centers Corp.	1,198,455
41,408	Senior Housing Properties Trust	930,852
78,519	Simon Property Group, Inc.	6,989,761
25,053	SL Green Realty Corp.	1,557,545
17,324	Taubman Centers, Inc.	751,342
49,071	UDR, Inc.	996,632
51,043	Ventas, Inc.	2,410,761
50,174	Vornado Realty Trust	4,183,006
34,054	Weingarten Realty Investors	787,328

		74,801,130

Real Estate Management & Development - 0.4%
86,695	CB Richard Ellis Group, Inc. Class A*	1,501,557
35,759	Forest City Enterprises, Inc. Class A*	552,477
13,625	Jones Lang LaSalle, Inc.	1,074,740
30,165	St. Joe Co.*	996,652

		4,125,426

Software - 0.1%
13,606	Factset Research Systems, Inc.	1,023,443

Thrifts & Mortgage Finance - 0.7%
6,525	Capitol Federal Financial	245,927
68,022	First Niagara Financial Group, Inc.	945,506
152,558	Hudson City Bancorp, Inc.	2,029,021
138,018	New York Community Bancorp, Inc.	2,273,156
121,038	People’s United Financial, Inc.	1,879,720
27,039	TFS Financial Corp.	382,331
36,606	Washington Federal, Inc.	752,985

		8,508,646

	TOTAL COMMON STOCKS (Cost $641,365,448)	$647,492,320

SHORT TERM INVESTMENTS - 40.6%
MONEY MARKET FUNDS - 40.6%
462,671,557	Goldman Sachs Financial Square Government Fund, 0.03% (a)	462,671,557

	TOTAL SHORT TERM INVESTMENTS (Cost $462,671,557)	$462,671,557

	TOTAL INVESTMENTS (Cost $1,104,037,005) - 97.5%(b)	$1,110,163,877
	Other Assets in Excess of Liabilities - 2.5%	28,421,532

	TOTAL NET ASSETS - 100.0%	$1,138,585,409

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $959,502,861.
Direxion Daily Financial Bull 3X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Morgan Stanley Capital Services	Russell 1000 Financial Services Index	579,000	$462,703,392	1/19/2011	$39,604,691
Credit Suisse Capital, LLC	Russell 1000 Financial Services Index	996,100	740,815,831	2/07/2011	121,409,464
Merrill Lynch International	Russell 1000 Financial Services Index	957,200	814,724,723	2/24/2011	11,973,303
BNP Paribas	Russell 1000 Financial Services Index	150,000	115,248,045	3/14/2011	14,668,376
Deutsche Bank AG London	Russell 1000 Financial Services Index	522,500	450,845,137	7/17/2014	562,180

			$2,584,337,128		$188,218,014

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  61

Direxion Daily Financial Bear 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 116.9%
MONEY MARKET FUNDS - 116.9%
1,222,706,954	Goldman Sachs Financial Square Government Fund, 0.03% (a)(b)	$1,222,706,954

	TOTAL SHORT TERM INVESTMENTS (Cost $1,222,706,954)	$1,222,706,954

	TOTAL INVESTMENTS (Cost $1,222,706,954) - 116.9%	$1,222,706,954
	Liabilities in Excess of Other Assets - (16.9%)	(176,459,508)

	TOTAL NET ASSETS - 100.0%	$1,046,247,446

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $842,319,753.
Direxion Daily Financial Bear 3X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell 1000 Financial Services Index	1,821,900	$1,444,972,260	1/10/2011	$(136,010,707)
Morgan Stanley Capital Services	Russell 1000 Financial Services Index	581,000	480,813,085	1/19/2011	(24,952,544)
BNP Paribas	Russell 1000 Financial Services Index	40,000	30,780,243	2/14/2011	(3,991,866)
Merrill Lynch International	Russell 1000 Financial Services Index	441,700	381,208,507	2/24/2011	(475,400)
Deutsche Bank AG London	Russell 1000 Financial Services Index	749,500	645,786,223	6/25/2014	(2,004,950)

			$2,983,560,318		$(167,435,467)

The accompanying notes are an integral part of these financial statements.
62  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 73.7%
Communications Equipment - 10.1%
30,351	Brocade Communications Systems, Inc.*	$196,978
6,245	Ciena Corp.*	115,470
397,332	Cisco Systems, Inc.*	10,696,177
6,450	CommScope, Inc.*	210,141
2,612	EchoStar Corp. Class A*	50,177
5,412	F5 Networks, Inc.*	370,343
9,121	Harris Corp.	469,549
14,525	JDS Uniphase Corp.*	188,680
36,039	Juniper Networks, Inc.*	1,023,868
157,917	Motorola, Inc.*	1,116,473
114,012	QUALCOMM, Inc.	4,416,825
27,264	Tellabs, Inc.	247,557

		19,102,238

Computers & Peripherals - 17.3%
61,454	Apple, Inc.*	16,046,868
118,007	Dell, Inc.*	1,909,353
4,564	Diebold, Inc.	143,081
138,669	EMC Corp.*	2,636,098
164,738	Hewlett-Packard Co.	8,561,434
10,925	NCR Corp.*	143,773
22,923	NetApp, Inc.*	794,740
8,185	QLogic Corp.*	158,543
15,626	SanDisk Corp.*	623,321
33,854	Seagate Technology*	621,898
11,897	Teradata Corp.*	345,846
15,355	Western Digital Corp.*	630,937

		32,615,892

Electronic Equipment, Instruments & Components - 2.3%
11,799	Amphenol Corp. Class A	545,232
8,238	Arrow Electronics, Inc.*	251,259
10,407	Avnet, Inc.*	332,712
3,357	AVX Corp.	51,866
107,043	Corning, Inc.	2,060,578
3,614	Dolby Laboratories, Inc. Class A *	248,354
11,153	Ingram Micro, Inc. Class A*	202,538
12,929	Jabil Circuit, Inc.	198,072
9,074	Molex, Inc.	203,348
3,458	Tech Data Corp.*	148,348
12,851	Vishay Intertechnology, Inc.*	133,779

		4,376,086

Internet Software & Services - 6.1%
11,904	Akamai Technologies, Inc.*	462,232
7,493	AOL, Inc.*	175,036
2,616	Equinix, Inc.*	263,300
16,498	Google, Inc. Class A*	8,668,709
5,806	IAC/InterActiveCorp*	130,171
2,069	Sohu.com, Inc.*	99,622
12,566	VeriSign, Inc.*	342,675
81,818	Yahoo!, Inc.*	1,352,452

		11,494,197

IT Services - 7.6%
13,334	Amdocs Ltd.*	425,888
20,124	Cognizant Technology Solutions Corp. Class A*	1,029,946
10,437	Computer Sciences Corp.*	546,794
2,495	DST Systems, Inc.	105,913
91,029	International Business Machines Corp.	11,742,741
4,980	NeuStar, Inc. Class A*	121,861
27,272	SAIC, Inc.*	474,806

		14,447,949

Semiconductors & Semiconductor Equipment - 11.9%
38,477	Advanced Micro Devices, Inc.*	348,602
20,213	Altera Corp.	512,602
20,065	Analog Devices, Inc.	600,545
91,574	Applied Materials, Inc.	1,261,890
31,053	Atmel Corp.*	168,928
33,843	Broadcom Corp. Class A	1,167,245
7,115	Cree, Inc.*	520,889
11,294	Cypress Semiconductor Corp.*	145,580
8,532	Fairchild Semiconductor International, Inc.*	95,729
11,388	Integrated Device Technology, Inc.*	75,275
384,733	Intel Corp.	8,783,454
4,943	International Rectifier Corp.*	113,788
8,422	Intersil Corp. Class A	125,319
11,703	KLA-Tencor Corp.	398,604
8,708	Lam Research Corp.*	353,109
15,310	Linear Technology Corp.	460,219
44,701	LSI Corp.*	269,100
35,476	Marvell Technology Group Ltd.*	732,579
20,999	Maxim Integrated Products, Inc.	407,801
15,395	MEMC Electronic Materials, Inc.*	199,673
12,597	Microchip Technology, Inc.	367,958
58,331	Micron Technology, Inc.*	545,395
15,816	National Semiconductor Corp.	233,761
6,728	Novellus Systems, Inc.*	176,274
37,623	NVIDIA Corp.*	591,434
28,956	ON Semiconductor Corp.*	229,911
15,343	PMC - Sierra, Inc.*	135,786
7,199	Rambus, Inc.*	173,712
3,077	Silicon Laboratories, Inc.*	148,773
11,924	Teradyne, Inc.*	145,831
87,723	Texas Instruments, Inc.	2,281,675
5,038	Varian Semiconductor Equipment Associates, Inc.*	165,952
18,883	Xilinx, Inc.	486,804

		22,424,197

Software - 17.3%
38,469	Activision Blizzard, Inc.	426,237
36,080	Adobe Systems, Inc.*	1,211,927
6,037	ANSYS, Inc.*	271,665
15,717	Autodesk, Inc.*	534,535
12,738	BMC Software, Inc.*	501,368

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  63

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Software (continued)
27,056	CA, Inc.	$617,147
18,153	Cadence Design Systems, Inc.*	135,421
12,466	Citrix Systems, Inc.*	585,902
15,665	Compuware Corp.*	134,719
22,246	Electronic Arts, Inc.*	430,905
22,255	Intuit, Inc.*	804,741
10,703	McAfee, Inc.*	371,929
5,539	MICROS Systems, Inc.*	205,829
530,921	Microsoft Corp.	16,214,327
23,724	Novell, Inc.*	133,092
15,801	Nuance Communications, Inc.*	288,684
263,307	Oracle Corp.	6,803,853
13,019	Red Hat, Inc.*	388,878
6,969	Rovi Corp.*	271,652
7,462	Salesforce.com, Inc.*	638,747
5,728	Sybase, Inc.*	248,481
56,555	Symantec Corp.*	948,427
9,928	Synopsys, Inc.*	225,465
3,539	VMware, Inc. Class A*	218,144

		$32,612,075

Wireless Telecommunication Services - 1.1%
27,395	American Tower Corp. Class A*	1,117,990
20,034	Crown Castle International Corp.*	758,287
8,020	SBA Communications Corp. Class A*	283,667

		2,159,944

	TOTAL COMMON STOCKS
	(Cost $119,622,932)	$139,232,578

SHORT TERM INVESTMENTS - 28.5%
MONEY MARKET FUNDS - 28.5%
53,850,329	Goldman Sachs Financial Square Government Fund, 0.03% (a)	53,850,329

	TOTAL SHORT TERM INVESTMENTS (Cost $53,850,329)	$53,850,329

	TOTAL INVESTMENTS (Cost $173,473,261) - 102.2% (b)	$193,082,907

	Liabilities in Excess of Other Assets - (2.2%)	(4,114,898)

	TOTAL NET ASSETS - 100.0%	$188,968,009

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $157,984,365.
Direxion Daily Technology Bull 3X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Deutsche Bank AG London	Russell 1000 Technology Index	47,400	$51,234,599	6/30/2010	$824,504
Morgan Stanley Capital	Russell 1000 Technology Index	111,100	113,131,762	1/19/2011	9,185,124
Merrill Lynch International	Russell 1000 Technology Index	69,850	75,137,178	2/24/2011	1,618,366
Credit Suisse Capital, LLC	Russell 1000 Technology Index	88,100	88,896,520	3/1/2011	8,055,354
BNP Paribas	Russell 1000 Technology Index	72,450	77,039,057	3/14/2011	2,587,333

			$405,439,116		$22,270,681

The accompanying notes are an integral part of these financial statements.
64  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 114.3%
MONEY MARKET FUNDS - 114.3%
66,209,737	Goldman Sachs Financial Square Government Fund, 0.03%(a)(b)	$66,209,737

	TOTAL SHORT TERM INVESTMENTS (Cost $66,209,737)	$66,209,737

	TOTAL INVESTMENTS (Cost $66,209,737) - 114.3%	$66,209,737
	Liabilities in Excess of Other Assets - (14.3%)	(8,298,427)

	TOTAL NET ASSETS - 100.0%	$57,911,310

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $43,234,403.

Direxion Daily Technology Bear 3X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Deutsche Bank AG London	Russell 1000 Technology Index	49,950	$52,237,019	6/30/2010	$(2,754,284)
Morgan Stanley Capital	Russell 1000 Technology Index	16,900	16,954,804	1/19/2011	(1,707,043)
Merrill Lynch International	Russell 1000 Technology Index	16,700	17,335,547	2/24/2011	(1,130,161)
BNP Paribas	Russell 1000 Technology Index	44,400	48,515,498	6/13/2011	(319,511)
Credit Suisse Capital, LLC	Russell 1000 Technology Index	30,100	30,917,293	11/7/2011	(2,222,851)

			$165,960,161		$(8,133,850)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  65

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 87.3%
Real Estate Investment Trusts - 87.3%
15,776	Acadia Realty Trust	$301,006
850	Alexander’s, Inc.*	270,147
18,445	Alexandria Real Estate Equities, Inc.	1,306,090
69,141	AMB Property Corp.	1,926,268
21,796	American Campus Communities, Inc.	613,993
48,852	Apartment Investment & Management Co. Class A	1,094,773
21,922	Ashford Hospitality Trust, Inc.*	203,875
34,001	AvalonBay Communities, Inc.	3,537,464
46,469	BioMed Realty Trust, Inc.	860,141
57,918	Boston Properties, Inc.	4,567,413
53,686	Brandywine Realty Trust	683,960
26,148	BRE Properties, Inc.	1,091,940
26,796	Camden Property Trust	1,297,730
21,520	CapLease, Inc.	125,462
54,689	CBL & Associates Properties, Inc.	798,459
22,812	Cedar Shopping Centers, Inc.	181,584
26,300	Colonial Properties Trust	414,751
24,322	Corporate Office Properties Trust	983,825
37,812	Cousins Properties, Inc.	304,765
86,558	DCT Industrial Trust, Inc.	455,295
86,611	Developers Diversified Realty Corp.	1,064,449
51,006	DiamondRock Hospitality Co.*	560,556
30,351	Digital Realty Trust, Inc.	1,781,604
40,605	Douglas Emmett, Inc.	679,728
93,527	Duke Realty Corp.	1,265,420
17,518	DuPont Fabros Technology, Inc.	388,374
10,910	EastGroup Properties, Inc.	446,001
23,673	Education Realty Trust, Inc.	167,368
17,543	Entertainment Properties Trust	766,980
12,046	Equity Lifestyle Properties, Inc.	668,673
17,256	Equity One, Inc.	334,939
115,297	Equity Residential	5,219,495
12,158	Essex Property Trust, Inc.	1,286,560
34,283	Extra Space Storage, Inc.	514,931
25,548	Federal Realty Investment Trust	1,977,160
27,009	FelCor Lodging Trust, Inc.*	219,043
24,435	First Industrial Realty Trust, Inc.*	194,991
15,143	First Potomac Realty Trust	245,619
29,940	Franklin Street Properties Corp.	441,316
7,756	Getty Realty Corp.	192,116
28,692	Glimcher Realty Trust	195,393
9,053	Government Properties Income Trust	245,427
17,704	Gramercy Capital Corp.*	44,791
122,395	HCP, Inc.	3,931,327
51,362	Health Care REIT, Inc.	2,307,695
24,787	Healthcare Realty Trust, Inc.	598,358
52,916	Hersha Hospitality Trust	305,325
29,677	Highwoods Properties, Inc.	948,774
14,008	Home Properties, Inc.	696,058
51,513	Hospitality Properties Trust	1,364,579
263,518	Host Hotels & Resorts, Inc.	4,284,803
105,994	HRPT Properties Trust	830,993
31,727	Inland Real Estate Corp.	298,868
29,971	Investors Real Estate Trust	261,647
21,302	Kilroy Realty Corp.	746,848
167,743	Kimco Realty Corp.	2,615,113
26,300	Kite Realty Group Trust	142,546
28,810	LaSalle Hotel Properties	759,144
46,642	Lexington Realty Trust	330,225
47,016	Liberty Property Trust	1,589,611
8,722	LTC Properties, Inc.	243,344
53,684	Macerich Co.	2,400,212
32,837	Mack-Cali Realty Corp.	1,128,279
43,743	Medical Properties Trust, Inc.	439,617
12,050	Mid-America Apartment Communities, Inc.	666,003
9,795	National Health Investors, Inc.	397,873
34,403	National Retail Properties, Inc.	809,503
46,858	Nationwide Health Properties, Inc.	1,640,967
35,536	Omega Healthcare Investors, Inc.	711,431
9,028	Parkway Properties, Inc.	177,852
17,693	Pennsylvania Real Estate Investment Trust	279,372
20,231	Post Properties, Inc.	521,151
197,575	ProLogis	2,602,063
8,145	PS Business Parks, Inc.	488,700
53,091	Public Storage	5,145,049
12,853	Ramco-Gershenson Properties Trust	160,148
43,542	Realty Income Corp.	1,427,742
36,874	Regency Centers Corp.	1,513,678
5,640	Saul Centers, Inc.	222,949
53,185	Senior Housing Properties Trust	1,195,599
119,172	Simon Property Group, Inc.	10,608,691
32,244	SL Green Realty Corp.	2,004,609
11,258	Sovran Self Storage, Inc.	415,308
31,390	Strategic Hotels & Resorts, Inc.*	201,524
7,457	Sun Communities, Inc.	215,656
41,003	Sunstone Hotel Investors, Inc.*	521,968
16,817	Tanger Factory Outlet Centers, Inc.	699,587
22,292	Taubman Centers, Inc.	966,804
63,807	UDR, Inc.	1,295,920
4,720	Universal Health Realty Income Trust	156,798

The accompanying notes are an integral part of these financial statements.
66  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

Real Estate Investment Trusts (continued)
7,239	Urstadt Biddle Properties, Inc. Class A	$122,050
34,893	U-Store-It Trust	300,778
65,387	Ventas, Inc.	3,088,228
67,737	Vornado Realty Trust	5,647,234
24,939	Washington Real Estate Investment Trust	784,332
47,514	Weingarten Realty Investors	1,098,524
5,652	Winthrop Realty Trust	76,302

		112,307,634

	TOTAL COMMON STOCKS (Cost $102,001,818)	$112,307,634

SHORT TERM INVESTMENTS - 17.4%
MONEY MARKET FUNDS - 17.4%
22,391,331	Goldman Sachs Financial Square Government Fund, 0.03% (a)	22,391,331

	TOTAL SHORT TERM INVESTMENTS (Cost $22,391,331)	$22,391,331

	TOTAL INVESTMENTS (Cost $124,393,149) - 104.7% (b)	$134,698,965
	Liabilities in Excess of Other Assets - (4.7%)	(6,065,364)

	TOTAL NET ASSETS - 100.0%	$128,633,601

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $114,549,797.
Direxion Daily Real Estate Bull 3X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital, LLC	MSCI US REIT Index	206,750	$120,064,478	2/7/2011	$30,076,109
Merrill Lynch International	MSCI US REIT Index	49,800	35,867,012	2/24/2011	(301,200)
BNP Paribas	MSCI US REIT Index	33,000	23,145,418	5/16/2011	543,197
Deutsche Bank AG London	MSCI US REIT Index	92,035	66,503,833	7/17/2014	(491,043)

			$245,580,741		$29,827,063

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  67

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 116.5%
MONEY MARKET FUNDS - 116.5%
88,986,412	Goldman Sachs	$88,986,412

	Financial Square Government Fund, 0.03% (a)(b)
	TOTAL SHORT TERM INVESTMENTS (Cost $88,986,412)	$88,986,412

	TOTAL INVESTMENTS (Cost $88,986,412) - 116.5%	$88,986,412
	Liabilities in Excess of Other Assets - (16.5%)	(12,584,756)

	TOTAL NET ASSETS - 100.0%	$76,401,656

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $88,986,412.

Direxion Daily Real Estate Bear 3X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	MSCI US REIT Index	137,050	$86,799,254	2/22/2011	$(12,049,989)
Merrill Lynch International	MSCI US REIT Index	60,450	42,167,800	2/24/2011	(1,109,769)
BNP Paribas	MSCI US REIT Index	30,000	20,190,101	5/16/2011	(1,401,867)
Deutsche Bank AG London	MSCI US REIT Index	92,175	64,555,228	7/17/2014	(1,575,420)

			$213,712,383		$(16,137,045)

The accompanying notes are an integral part of these financial statements.
68  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 77.1%
Computers & Peripherals - 3.8%
21,370	SanDisk Corp.*	$852,449

Semiconductors & Semiconductor Equipment - 73.3%
78,695	Advanced Micro Devices, Inc.*	712,977
25,481	Altera Corp.	646,198
101,713	Applied Materials, Inc.	1,401,605
17,344	Atheros Communications, Inc.*	673,641
39,750	Broadcom Corp. Class A	1,370,978
9,177	Cree, Inc.*	671,848
60,641	Intel Corp.	1,384,434
21,370	KLA-Tencor Corp.	727,862
18,357	Lam Research Corp.*	744,376
22,910	Linear Technology Corp.	688,675
64,439	Marvell Technology Group Ltd.*	1,330,665
51,403	MEMC Electronic Materials, Inc.*	666,697
68,706	Micron Technology, Inc.*	642,401
42,989	National Semiconductor Corp.	635,378
26,252	Novellus Systems, Inc.*	687,803
21,442	STMicroelectronics NV	197,266
63,844	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	676,108
47,884	Teradyne, Inc.*	585,621
51,066	Texas Instruments, Inc.	1,328,227
24,099	Xilinx, Inc.	621,272

		16,394,032

	TOTAL COMMON STOCKS (Cost $17,560,029)	$17,246,481

MONEY MARKET FUNDS - 28.7%
6,426,202	Goldman Sachs Financial Square Government Fund, 0.03% (a)	6,426,202

	TOTAL SHORT TERM INVESTMENTS (Cost $6,426,202)	$6,426,202

	TOTAL INVESTMENTS (Cost $23,986,231) - 105.8% (b)	$23,672,683
	Liabilities in Excess of Other Assets - (5.8%)	(1,301,027)

	TOTAL NET ASSETS - 100.0%	$22,371,656

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,004,367.
Direxion Daily Semiconductor Bull 3X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	20,900	$8,310,872	5/2/2011	$(450,481)
Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	51,130	18,744,222	9/12/2011	489,492
Merrill Lynch International	PHLX Semiconductor Sector Index	1,700	636,420	9/28/2011	2,349
Deutsche Bank AG London	PHLX Semiconductor Sector Index	58,850	23,130,952	3/11/2015	(995,715)

			$50,822,466		$(954,355)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  69

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 107.7%
MONEY MARKET FUNDS - 107.7%
3,463,820	Goldman Sachs Financial Square Government Fund, 0.03% (a)(b)	$3,463,820

	TOTAL SHORT TERM INVESTMENTS (Cost $3,463,820)	$3,463,820

	TOTAL INVESTMENTS (Cost $3,463,820) - 107.7%	$3,463,820
	Liabilities in Excess of Other Assets - (7.7%)	(248,503)

	TOTAL NET ASSETS - 100.0%	$3,215,317

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,283,958.
Direxion Daily Semiconductor Bear 3X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	20,630	$7,471,766	9/12/2011	$(290,462)
Merrill Lynch International	PHLX Semiconductor Sector Index	400	144,627	9/28/2011	(6,017)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	4,625	1,794,852	3/11/2015	54,637

			$9,411,245		$(241,842)

The accompanying notes are an integral part of these financial statements.
70  DIREXION SEMI-ANNUAL REPORT

Direxion Daily 2-Year Treasury Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

U.S. TREASURY OBLIGATIONS - 75.1%
U.S. TREASURY NOTES - 75.1%
3,000,000	U.S. Treasury Note, 1.00% 3/31/2012	$3,004,219

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,996,250)	$3,004,219

SHORT TERM INVESTMENTS - 24.9%
MONEY MARKET FUND - 24.9%
993,549	Goldman Sachs Financial Square Government Fund, 0.03% (a)	993,549
	TOTAL SHORT TERM INVESTMENTS (Cost $993,549)	$993,549

	TOTAL INVESTMENTS (Cost $3,989,800) - 100.0% (b)	$3,997,768
	Liabilities in Excess of Other Assets - (0.0)% +	(305)

	TOTAL NET ASSETS - 100.0%	$3,997,463

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,004,110.
(†)	More than (0.05)%
Direxion Daily 2-Year Treasury Bull 3X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	NYSE Current 2-Year U.S. Treasury Index	8,795	$8,980,568	8/25/2011	$3,402

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  71

Direxion Daily 2-Year Treasury Bear 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 100.7%
MONEY MARKET FUNDS - 100.7%
10,016,003	Goldman Sachs Financial Square Government Fund, 0.03% (a)(b)	$10,016,003

	TOTAL SHORT TERM INVESTMENTS (Cost $10,016,003)	$10,016,003

	TOTAL INVESTMENTS (Cost $10,016,003) - 100.7%	$10,016,003
	Liabilities in Excess of Other Assets - (0.7%)	(65,973)

	TOTAL NET ASSETS - 100.0%	$9,950,030

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,390,051.
Direxion Daily 2-Year Treasury Bear 3X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Deutsche Bank AG London	NYSE Current 2-Year U.S. Treasury Index	1,500	$1,528,449	1/17/2011	$(5,091)
Credit Suisse Capital, LLC	NYSE Current 2-Year U.S. Treasury Index	27,700	28,258,851	8/25/2011	(51,683)

			$29,787,300		$(56,774)

The accompanying notes are an integral part of these financial statements.
72  DIREXION SEMI-ANNUAL REPORT

Direxion Daily 10-Year Treasury Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

U.S. TREASURY OBLIGATIONS - 81.5%
U.S. TREASURY NOTES - 81.5%
6,000,000	U.S. Treasury Note, 3.63% 2/15/2020	$5,982,187

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,005,545)	$5,982,187

SHORT TERM INVESTMENTS - 17.3%
MONEY MARKET FUNDS - 17.3%
1,269,530	Goldman Sachs Financial Square Government Fund, 0.03% (a)	1,269,530

	TOTAL SHORT TERM INVESTMENTS (Cost $1,269,530)	$1,269,530

	TOTAL INVESTMENTS (Cost $7,275,075) - 98.8% (b)	$7,251,717
	Other Assets in Excess of Liabilities - 1.2%	91,318

	TOTAL NET ASSETS - 100.0%	$7,343,035

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,271,361.
Direxion Daily 10-Year Treasury Bull 3X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Deutsche Bank AG London	NYSE Current 10-Year U.S. Treasury Index	7,000	$6,822,395	1/17/2011	$87,928
Credit Suisse Capital, LLC	NYSE Current 10-Year U.S. Treasury Index	9,315	9,159,474	11/7/2011	(19,507)

			$15,981,869		$68,421

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  73

Direxion Daily 10-Year Treasury Bear 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 103.4%
MONEY MARKET FUNDS - 103.4%
35,994,201	Goldman Sachs Financial Square Government Fund, 0.03% (a)(b)	$35,994,201

	TOTAL SHORT TERM INVESTMENTS (Cost $35,994,201)	$35,994,201

	TOTAL INVESTMENTS (Cost $35,994,201) - 103.4%	$35,994,201
	Liabilities in Excess of Other Assets - (3.4%)	(1,171,770)

	TOTAL NET ASSETS - 100.0%	$34,822,431

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,893,721.
Direxion Daily 10-Year Treasury Bear 3X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Deutsche Bank AG London	NYSE Current 10-Year U.S. Treasury Index	38,215	$37,087,042	1/17/2011	$(575,210)
Credit Suisse Capital, LLC	NYSE Current 10-Year U.S. Treasury Index	68,000	66,404,024	11/7/2011	(526,871)

			$103,491,066		$(1,102,081)

The accompanying notes are an integral part of these financial statements.
74  DIREXION SEMI-ANNUAL REPORT

Direxion Daily 30-Year Treasury Bull 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

U.S. TREASURY OBLIGATIONS - 77.8%
U.S. TREASURY BONDS - 77.8%
9,000,000	U.S. Treasury Bond, 4.63% 2/15/2040	$9,143,437

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,053,691)	$9,143,437

SHORT TERM INVESTMENTS - 19.6%
MONEY MARKET FUNDS - 19.6%
2,298,942	Goldman Sachs Financial Square Government Fund, 0.03% (a)	2,298,942

	TOTAL SHORT TERM INVESTMENTS (Cost $2,298,942)	$2,298,942

	TOTAL INVESTMENTS (Cost $11,352,633) - 97.4% (b)	$11,442,379
	Other Assets in Excess of Liabilities - 2.6%	307,747

	TOTAL NET ASSETS - 100.0%	$11,750,126

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,639,204.
Direxion Daily 30-Year Treasury Bull 3X Shares
Swap Equity Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Deutsche Bank AG London	NYSE Current 30-Year U.S. Treasury Index	9,500	$8,454,368	1/17/2011	$219,354
Credit Suisse Capital, LLC	NYSE Current 30-Year U.S. Treasury Index	19,090	17,062,427	2/28/2011	344,761

			$25,516,795		$564,115

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  75

Direxion Daily 30-Year Treasury Bear 3X Shares
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 106.9%
MONEY MARKET FUNDS - 106.9%
186,040,143	Goldman Sachs Financial Square Government Fund, 0.03% (a)(b)	$186,040,143

	TOTAL SHORT TERM INVESTMENTS (Cost $186,040,143)	$186,040,143

	TOTAL INVESTMENTS (Cost $186,040,143) - 106.9%	$186,040,143
	Liabilities in Excess of Other Assets - (6.9%)	(11,938,569)

	TOTAL NET ASSETS - 100.0%	$174,101,574

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $81,081,903.
Direxion Daily 30-Year Treasury Bear 3X Shares
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Deutsche Bank AG London	NYSE Current 30-Year U.S. Treasury Index	203,040	$179,381,294	1/17/2011	$(6,180,939)
Credit Suisse Capital, LLC	NYSE Current 30-Year U.S. Treasury Index	369,000	332,004,471	1/27/2011	(5,125,898)

			$511,385,765		$(11,306,837)

The accompanying notes are an integral part of these financial statements.
76  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	BRIC Bull	BRIC Bear	India Bull	India Bear
	2X Shares	2X Shares	2X Shares	2X Shares

Assets:
Investments, at value (Note 2)	$3,962,290	$3,955,124	$6,564,382	$3,869,712
Cash	—	—	—	—
Deposits for collateral	—	—	—	—
Receivable for Fund shares sold	—	—	—	—
Receivable for investments sold	—	—	—	—
Due from investment adviser	4,730	4,260	2,721	3,344
Dividend and interest receivable	14,734	151	212	149
Foreign tax reclaims	—	—	—	—
Due from broker for swaps	—	39	4,168	—
Unrealized appreciation on swaps	—	3,182	139,049	10,253
Prepaid compliance fees	—	—	—	—
Prepaid expense and other assets	33	33	33	33

Total Assets	3,981,787	3,962,789	6,710,565	3,883,491

Liabilities:
Payable for Fund shares redeemed	—	—	—	—
Payable for investments purchased	—	—	—	—
Unrealized depreciation on swaps	28,826	11,309	190,659	94,580
Due to investment adviser	—	—	—	—
Due to broker for swaps	472	—	290,000	—
Payable to custodian	92	—	—	—
Accrued trustee fees	—	6	—	5
Accrued expenses and other liabilities	12,193	11,162	11,551	10,444

Total Liabilities	41,583	22,477	492,210	105,029

Net Assets	$3,940,204	$3,940,312	$6,218,355	$3,778,462

Net Assets Consist Of:
Capital stock	$4,000,040	$4,000,040	$6,245,898	$4,000,040
Accumulated undistributed net investment income (loss)	9,379	(4,975)	(6,335)	(4,766)
Accumulated realized gain (loss) on investments and swaps	(15,133)	(46,626)	31,082	(132,485)
Net unrealized appreciation (depreciation) on investments and swaps	(54,082)	(8,127)	(52,290)	(84,327)

Net Assets	$3,940,204	$3,940,312	$6,218,355	$3,778,462

Calculation of Net Asset Value Per Share:
Net assets	$3,940,204	$3,940,312	$6,218,355	$3,778,462
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	100,001	150,001	100,001
Net assets value, redemption price and offering price per share	$39.40	$39.40	$41.46	$37.78

Cost of Investments	$3,987,546	$3,955,124	$6,565,062	$3,869,712

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  77

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	Direxion	Direxion	Direxion	Direxion
	Daily Large	Daily Large	Daily Mid	Daily Mid
	Cap Bull	Cap Bear	Cap Bull	Cap Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at value (Note 2)	$219,163,241	$311,074,987	$47,007,083	$17,386,430
Cash	489,012	—	20,186	—
Deposits for collateral	—	—	—	—
Receivable for Fund shares sold	9,491,305	—	—	—
Receivable for investments sold	—	—	153,562	—
Due from investment adviser	—	—	—	—
Dividend and interest receivable	163,191	13,242	17,274	694
Foreign tax reclaims	—	—	—	—
Due from broker for swaps	59,739	470,533	33,706	—
Unrealized appreciation on swaps	54,101,373	—	16,492,394	—
Prepaid compliance fees	524	588	1,069	1,905
Prepaid expense and other assets	16,277	13,561	9,138	10,237

Total Assets	283,484,662	311,572,911	63,734,412	17,399,266

Liabilities:
Payable for Fund shares redeemed	—	—	—	—
Payable for investments purchased	9,371,693	—	—	—
Unrealized depreciation on swaps	550,906	54,476,169	187,112	5,659,299
Due to investment adviser	105,509	131,830	17,586	1,826
Due to broker for swaps	60,666,651	29,705	18,160,000	—
Payable to custodian	—	—	—	—
Accrued trustee fees	—	40	—	—
Accrued expenses and other liabilities	324,920	408,308	69,336	28,599

Total Liabilities	71,019,679	55,046,052	18,434,034	5,689,724

Net Assets	$212,464,983	$256,526,859	$45,300,378	$11,709,542

Net Assets Consist Of:
Capital stock	$127,259,491	$733,779,550	$15,350,000	$36,847,306
Accumulated undistributed net investment income (loss)	(108,292)	(1,355,124)	(193,896)	(60,099)
Accumulated realized gain (loss) on investments and swaps	9,481,705	(421,421,398)	2,810,825	(19,418,366)
Net unrealized appreciation (depreciation) on investments and swaps	75,832,079	(54,476,169)	27,333,449	(5,659,299)

Net Assets	$212,464,983	$256,526,859	$45,300,378	$11,709,542

Calculation of Net Asset Value Per Share:
Net assets	$212,464,983	$256,526,859	$45,300,378	$11,709,542
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,400,417	19,600,417	1,050,000	724,970
Net assets value, redemption price and offering price per share	$62.48	$13.09	$43.14	$16.15

Cost of Investments	$196,881,629	$311,074,987	$35,978,916	$17,386,430

The accompanying notes are an integral part of these financial statements.
78  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	Direxion	Direxion	Direxion	Direxion
	Daily Small	Daily Small	Daily Developed	Daily Developed
	Cap Bull	Cap Bear	Market Bull	Market Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at value (Note 2)	$317,612,070	$623,331,747	$20,424,244	$10,636,872
Cash	3,450,490	—	—	—
Deposits for collateral	—	—	—	—
Receivable for Fund shares sold	—	—	—	—
Receivable for investments sold	136,215	—	—	—
Due from investment adviser	—	—	—	4,650
Dividend and interest receivable	88,735	28,575	44,398	391
Foreign tax reclaims		—	10,519	—
Due from broker for swaps	7,859,861	—	52,763	—
Unrealized appreciation on swaps	46,611,866	—	311,900	20,501
Prepaid compliance fees	—	—	40	20
Prepaid expense and other assets	12,933	15,623	10,327	10,168

Total Assets	375,772,170	623,375,945	20,854,191	10,672,602

Liabilities:
Payable for Fund shares redeemed	—	—	—	—
Payable for investments purchased	—	—	—	—
Unrealized depreciation on swaps	5,236,261	115,475,437	205,310	370,618
Due to investment adviser	120,856	274,576	3,159	—
Due to broker for swaps	45,795,720	—	580,000	—
Payable to custodian	—	—	1,604	—
Accrued trustee fees	—	—	—	—
Accrued expenses and other liabilities	418,185	678,660	30,957	19,462

Total Liabilities	51,571,022	116,428,673	821,030	390,080

Net Assets	$324,201,148	$506,947,272	$20,033,161	$10,282,522

Net Assets Consist Of:
Capital stock	$181,107,173	$1,159,019,693	$15,671,666	$18,383,188
Accumulated undistributed net investment income (loss)	(22,344)	(2,178,112)	(50,989)	(31,381)
Accumulated realized gain (loss) on investments and swaps	67,480,870	(534,418,872)	806,903	(7,719,168)
Net unrealized appreciation (depreciation) on investments and swaps	75,635,449	(115,475,437)	3,605,581	(350,117)

Net Assets	$324,201,148	$506,947,272	$20,033,161	$10,282,522

Calculation of Net Asset Value Per Share:
Net assets	$324,201,148	$506,947,272	$20,033,161	$10,282,522
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,100,017	85,650,017	300,000	700,000
Net assets value, redemption price and offering price per share	$63.57	$5.92	$66.78	$14.69

Cost of Investments	$283,352,226	$623,331,747	$16,925,253	$10,636,872

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  79

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	Direxion Daily	Direxion Daily
	Emerging	Emerging	Direxion Daily	Direxion Daily
	Market Bull	Market Bear	China Bull	China Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at value (Note 2)	$319,141,371	$198,121,860	$26,036,875	$10,247,831
Cash	1,915,439	—	750,024	—
Deposits for collateral	—	—	—	—
Receivable for Fund shares sold	12,952,795	8,573	—	—
Receivable for investments sold	33,785	—	—	—
Due from investment adviser	—	—	—	—
Dividend and interest receivable	880,020	8,645	71,469	449
Foreign tax reclaims	—	—	—	—
Due from broker for swaps	—	—	—	—
Unrealized appreciation on swaps	33,414,972	—	3,248,575	—
Prepaid compliance fees	—	174	—	—
Prepaid expense and other assets	40,281	47,257	14,383	13,576

Total Assets	368,378,663	198,186,509	30,121,326	10,261,856

Liabilities:
Payable for Fund shares redeemed	33,785	17,145,674	—	—
Payable for investments purchased	—	—	—	—
Unrealized depreciation on swaps	820,819	21,675,418	77,325	589,020
Due to investment adviser	209,430	100,063	13,471	257
Due to broker for swaps	36,845,242	139,684	3,598,315	—
Payable to custodian	—	—	—	—
Accrued trustee fees	—	—	—	—
Accrued expenses and other liabilities	175,578	83,424	25,796	19,683

Total Liabilities	38,084,854	39,144,263	3,714,907	608,960

Net Assets	$330,293,809	$159,042,246	$26,406,419	$9,652,896

Net Assets Consist Of:
Capital stock	$210,539,971	$302,468,004	$25,118,204	$12,070,608
Accumulated undistributed net investment income (loss)	780,191	(661,581)	(12,928)	(27,192)
Accumulated realized gain (loss) on investments and swaps	69,271,631	(121,088,759)	(2,693,336)	(1,801,500)
Net unrealized appreciation (depreciation) on investments and swaps	49,702,016	(21,675,418)	3,994,479	(589,020)

Net Assets	$330,293,809	$159,042,246	$26,406,419	$9,652,896

Calculation of Net Asset Value Per Share:
Net assets	$330,293,809	$159,042,246	$26,406,419	$9,652,896
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	10,200,000	3,739,718	650,001	300,001
Net assets value, redemption price and offering price per share	$32.38	$42.53	$40.63	$32.18

Cost of Investments	$302,033,508	$198,121,860	$25,213,646	$10,247,831

The accompanying notes are an integral part of these financial statements.
80  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Latin America	Latin America	Energy Bull	Energy Bear
	Bull 3X Shares	Bear 3X Shares	3X Shares	3X Shares

Assets:
Investments, at value (Note 2)	$25,312,991	$6,609,214	$162,370,883	$80,854,170
Cash	—	9,858	—	—
Deposits for collateral	—	—	—	—
Receivable for Fund shares sold	—	—	20,080,389	—
Receivable for investments sold	—	—	—	—
Due from investment adviser	—	1,758	—	—
Dividend and interest receivable	178,322	254	16,140	3,408
Foreign tax reclaims	—	—	—	—
Due from broker for swaps	—	—	—	—
Unrealized appreciation on swaps	3,431,506	—	17,400,972	—
Prepaid compliance fees	—	—	5,146	5,944
Prepaid expense and other assets	13,574	13,576	11,501	11,010

Total Assets	28,936,393	6,634,660	199,885,031	80,874,532

Liabilities:
Payable for Fund shares redeemed	—	—	—	—
Payable for investments purchased	—	—	20,348,576	—
Unrealized depreciation on swaps	20,672	1,063,603	—	7,802,725
Due to investment adviser	13,605	—	95,034	36,864
Due to broker for swaps	3,357,489	—	20,628,684	—
Payable to custodian	—	—	64,126	—
Accrued trustee fees	—	—	—	4
Accrued expenses and other liabilities	33,453	20,785	186,214	71,554

Total Liabilities	3,425,219	1,084,388	41,322,634	7,911,147

Net Assets	$25,511,174	$5,550,272	$158,562,397	$72,963,385

Net Assets Consist Of:
Capital stock	$23,917,107	$6,135,884	$102,657,035	$121,925,961
Accumulated undistributed net investment income (loss)	117,358	(22,481)	(185,211)	(281,815)
Accumulated realized gain (loss) on investments and swaps	(2,189,188)	500,472	35,763,282	(40,878,036)
Net unrealized appreciation (depreciation) on investments and swaps	3,665,897	(1,063,603)	20,327,291	(7,802,725)

Net Assets	$25,511,174	$5,550,272	$158,562,397	$72,963,385

Calculation of Net Asset Value Per Share:
Net assets	$25,511,174	$5,550,272	$158,562,397	$72,963,385
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	750,001	150,001	3,600,017	8,200,017
Net assets value, redemption price and offering price per share	$34.01	$37.00	$44.04	$8.90

Cost of Investments	$25,057,928	$6,609,214	$159,444,564	$80,854,170

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  81

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Financial Bull	Financial Bear	Technology Bull	Technology Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at value (Note 2)	$1,110,163,877	$1,222,706,954	$193,082,907	$66,209,737
Cash	15,079,209	—	2,489,787	—
Deposits for collateral	—	—	—	—
Receivable for Fund shares sold	75,920,993	18,409,461	—	—
Receivable for investments sold	105,255,536	—	26,181	—
Due from investment adviser	—	—	—	—
Dividend and interest receivable	327,052	59,495	29,580	2,942
Foreign tax reclaims	—	—	—	—
Due from broker for swaps	1,661,205	—	2,848,217	—
Unrealized appreciation on swaps	188,218,014	—	22,270,681	—
Prepaid compliance fees	—	—	168	124
Prepaid expense and other assets	37,501	27,121	11,154	10,506

Total Assets	1,496,663,387	1,241,203,031	220,758,675	66,223,309

Liabilities:
Payable for Fund shares redeemed	118,120,805	25,760,903	—	—
Payable for investments purchased	13,478,066	—	8,045	—
Unrealized depreciation on swaps	—	167,435,467	—	8,133,850
Due to investment adviser	588,642	626,762	128,125	29,348
Due to broker for swaps	224,722,304	—	31,453,120	92,664
Payable to custodian	—	—	—	—
Accrued trustee fees	224	385	—	—
Accrued expenses and other liabilities	1,167,937	1,132,068	201,376	56,137

Total Liabilities	358,077,978	194,955,585	31,790,666	8,311,999

Net Assets	$1,138,585,409	$1,046,247,446	$188,968,009	$57,911,310

Net Assets Consist Of:
Capital stock	$604,284,962	$3,866,628,507	$93,618,554	$113,181,827
Accumulated undistributed net investment income (loss)	(271,645)	(4,984,265)	(673,030)	(204,906)
Accumulated realized gain (loss) on investments and swaps	340,227,206	(2,647,961,329)	54,142,158	(46,931,761)
Net unrealized appreciation (depreciation) on investments and swaps	194,344,886	(167,435,467)	41,880,327	(8,133,850)

Net Assets	$1,138,585,409	$1,046,247,446	$188,968,009	$57,911,310

Calculation of Net Asset Value Per Share:
Net assets	$1,138,585,409	$1,046,247,446	$188,968,009	$57,911,310
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	33,896,805	85,372,694	4,600,000	7,900,000
Net assets value, redemption price and offering price per share	$33.59	$12.26	$41.08	$7.33

Cost of Investments	$1,104,037,005	$1,222,706,954	$173,473,261	$66,209,737

The accompanying notes are an integral part of these financial statements.
82  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Real Estate Bull	Real Estate Bear	Semiconductor	Semiconductor
	3X Shares	3X Shares	Bull 3X Shares	Bear 3X Shares

Assets:
Investments, at value (Note 2)	$134,698,965	$88,986,412	$23,672,683	$3,463,820
Cash	2,196,524	200,000	2,003,903	—
Deposits for collateral	—	—	—	—
Receivable for Fund shares sold	10,719,536	3,427,754	2,488,498	—
Receivable for investments sold	—	—	—	—
Due from investment adviser	—	—	—	3,864
Dividend and interest receivable	145,559	4,748	5,930	155
Foreign tax reclaims	—	—	—	—
Due from broker for swaps	208,634	—	338,553	—
Unrealized appreciation on swaps	30,619,306	—	491,841	54,637
Prepaid compliance fees	195	—	—	—
Prepaid expense and other assets	43,941	24,768	33	33

Total Assets	178,632,660	92,643,682	29,001,441	3,522,509

Liabilities:
Payable for Fund shares redeemed	—	—	—	—
Payable for investments purchased	11,513,636	—	3,050,102	—
Unrealized depreciation on swaps	792,243	16,137,045	1,446,196	296,479
Due to investment adviser	45,905	47,871	3,499	—
Due to broker for swaps	37,570,000	—	2,115,927	—
Payable to custodian	—	—	—	—
Accrued trustee fees	—	—	2	5
Accrued expenses and other liabilities	77,275	57,110	14,059	10,708

Total Liabilities	49,999,059	16,242,026	6,629,785	307,192

Net Assets	$128,633,601	$76,401,656	$22,371,656	$3,215,317

Net Assets Consist Of:
Capital stock	$40,837,407	$155,119,068	$22,977,428	$4,000,040
Accumulated undistributed net investment income (loss)	903,505	(316,868)	(9,996)	(4,312)
Accumulated realized gain (loss) on investments and swaps	46,759,810	(62,263,499)	672,127	(538,569)
Net unrealized appreciation (depreciation) on investments and swaps	40,132,879	(16,137,045)	(1,267,903)	(241,842)

Net Assets	$128,633,601	$76,401,656	$22,371,656	$3,215,317

Calculation of Net Asset Value Per Share:
Net assets	$128,633,601	$76,401,656	$22,371,656	$3,215,317
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,400,000	11,150,000	500,001	100,001
Net assets value, redemption price and offering price per share	$53.60	$6.85	$44.74	$32.15

Cost of Investments	$124,393,149	$88,986,412	$23,986,231	$3,463,820

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  83

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	Direxion Daily	Direxion Daily
	2-Year	2-Year	Direxion Daily	Direxion Daily
	Treasury Bull	Treasury Bear	10-Year Bull	10-Year Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at value (Note 2)	$3,997,768	$10,016,003	$7,251,717	$35,994,201
Cash	—	—	—	—
Deposits for collateral	—	—	—	—
Receivable for Fund shares sold	—	—	—	—
Receivable for investments sold	—	—	—	—
Due from investment adviser	7,097	4,099	4,453	—
Dividend and interest receivable	2,565	239	45,111	1,470
Foreign tax reclaims	—	—	—	—
Due from broker for swaps	—	—	—	—
Unrealized appreciation on swaps	3,402	—	87,928	—
Prepaid compliance fees	10	10	—	—
Prepaid expense and other assets	6,744	6,744	10,263	10,311

Total Assets	4,017,586	10,027,095	7,399,472	36,005,982

Liabilities:
Payable for Fund shares redeemed	—	—	—	—
Payable for investments purchased	—	—	—	—
Unrealized depreciation on swaps	—	56,774	19,507	1,102,081
Due to investment adviser	—	—	—	15,108
Due to broker for swaps	—	126	—	23,092
Payable to custodian	—	—	—	—
Accrued trustee fees	—	—	10	—
Accrued expenses and other liabilities	20,123	20,165	36,920	43,270

Total Liabilities	20,123	77,065	56,437	1,183,551

Net Assets	$3,997,463	$9,950,030	$7,343,035	$34,822,431

Net Assets Consist Of:
Capital stock	$4,000,040	$10,014,726	$8,625,215	$37,534,375
Accumulated undistributed net investment income (loss)	(2,003)	(8,207)	20,696	(119,903)
Accumulated realized gain (loss) on investments and swaps	(11,944)	285	(1,347,939)	(1,489,960)
Net unrealized appreciation (depreciation) on investments and swaps	11,370	(56,774)	45,063	(1,102,081)

Net Assets	$3,997,463	$9,950,030	$7,343,035	$34,822,431

Calculation of Net Asset Value Per Share:
Net assets	$3,997,463	$9,950,030	$7,343,035	$34,822,431
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	250,001	150,000	600,000
Net assets value, redemption price and offering price per share	$39.97	$39.80	$48.95	$58.04

Cost of Investments	$3,989,800	$10,016,003	$7,275,075	$35,994,201

The accompanying notes are an integral part of these financial statements.
84  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	Direxion Daily	Direxion Daily
	30-Year Treasury	30-Year Treasury
	Bull 3X Shares	Bear 3X Shares

Assets:
Investments, at value (Note 2)	$11,442,379	$186,040,143
Cash	—	—
Deposits for collateral	—	—
Receivable for Fund shares sold	839	—
Receivable for investments sold	1,523,952	—
Due from investment adviser	139	—
Dividend and interest receivable	100,751	6,734
Foreign tax reclaims	—	—
Due from broker for swaps	72,380	83,597
Unrealized appreciation on swaps	564,115	—
Prepaid compliance fees	31	144
Prepaid expense and other assets	10,342	11,103

Total Assets	13,714,928	186,141,721

Liabilities:
Payable for Fund shares redeemed	1,678,298	—
Payable for investments purchased	—	—
Unrealized depreciation on swaps	—	11,306,837
Due to investment adviser	—	99,923
Due to broker for swaps	250,000	548,613
Payable to custodian	—	—
Accrued trustee fees	—	—
Accrued expenses and other liabilities	36,504	84,774

Total Liabilities	1,964,802	12,040,147

Net Assets	$11,750,126	$174,101,574

Net Assets Consist Of:
Capital stock	$13,811,735	$201,145,200
Accumulated undistributed net investment income (loss)	42,769	(541,036)
Accumulated realized gain (loss) on investments and swaps	(2,758,239)	(15,195,753)
Net unrealized appreciation (depreciation) on investments and swaps	653,861	(11,306,837)

Net Assets	$11,750,126	$174,101,574

Calculation of Net Asset Value Per Share:
Net assets	$11,750,126	$174,101,574
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	350,000	2,950,000
Net assets value, redemption price and offering price per share	$33.57	$59.02

Cost of Investments	$11,352,633	$186,040,143

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  85

Statements of Operations
Period Ended April 30, 2010 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	BRIC Bull	BRIC Bear	India Bull	India Bear
	2X Shares[1]	2X Shares[1]	2X Shares[1]	2X Shares[1]

Investment income:
Dividend income	$14,703	$—	$—	$—
Interest income	45	228	286	226

Total Investment Income	14,748	228	286	226

Expenses:
Investment advisory fees	4,238	4,108	5,226	3,941
Licensing fees	1,697	1,697	209	158
Administration and accounting fees	586	321	663	308
Organization and offering fees	907	907	907	907
Professional fees	3,447	3,322	3,448	3,321
Report to shareholders	81	81	81	81
Custody fees	1,335	739	1,350	737
Insurance fees	12	12	12	12
Compliance fees	26	26	26	26
Transfer agent fees	1,983	1,974	2,048	1,963
Pricing fees	1,395	1,395	1,395	1,395
Trustees’ fees and expenses	12	12	12	12
Exchange listing fees	697	697	697	697
Excise tax	—	—	—	—
Other	869	869	869	869

Total expenses before reimbursement	17,285	16,160	16,943	14,427
Interest expense	—	—	1	—

Net expenses after interest expense	17,285	16,160	16,944	14,427
Less: Reimbursement of expenses from Adviser	(11,916)	(10,957)	(10,323)	(9,435)

Total expenses	5,369	5,203	6,621	4,992

Net investment income (loss)	9,379	(4,975)	(6,335)	(4,766)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(5,156)	—	—	—
In-kind redemption	—	—	—	—
Swaps	(9,977)	(46,626)	31,082	(132,485)

Net realized gain (loss) on investments, in-kind redemptions, and swaps	(15,133)	(46,626)	31,082	(132,485)

Change in unrealized appreciation (depreciation) on:
Investment securities	(25,256)	—	(680)	—
Swaps	(28,826)	(8,127)	(51,610)	(84,327)

Change in unrealized appreciation (depreciation) on investment securities and swaps	(54,082)	(8,127)	(52,290)	(84,327)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	(69,215)	(54,753)	(21,208)	(216,812)

Net increase (decrease) in net assets resulting from operations	$(59,836)	$(59,728)	$(27,543)	$(221,578)

[1]	Represents the period of March 11, 2010 (commencement of operations) to April 30, 2010.

The accompanying notes are an integral part of these financial statements.
86  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Period Ended April 30, 2010 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Large Cap Bull	Large Cap Bear	Mid Cap Bull	Mid Cap Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Investment income:
Dividend income	$1,743,064	$—	$288,578	$—
Interest income	13,150	91,798	2,241	4,403

Total Investment Income	1,756,214	91,798	290,819	4,403

Expenses:
Investment advisory fees	837,635	1,094,538	148,591	50,894
Licensing fees	184,854	242,496	24,614	8,390
Administration and accounting fees	70,208	87,630	18,334	3,992
Organization and offering fees	2,725	2,191	56	45
Professional fees	35,890	46,327	11,255	9,026
Report to shareholders	21,219	30,353	3,617	1,378
Custody fees	33,152	16,459	11,435	1,837
Insurance fees	2,448	4,115	817	431
Compliance fees	7,673	11,155	1,573	975
Transfer agent fees	10,552	11,815	6,787	6,109
Pricing fees	4,963	4,963	4,893	4,893
Trustees’ fees and expenses	3,596	4,883	592	214
Exchange listing fees	2,068	2,068	2,053	3,134
Excise tax	15,206	—	187,846	—
Other	3,790	4,178	2,441	2,684

Total expenses before reimbursement	1,235,979	1,563,171	424,904	94,002
Interest expense	20,745	401	4,588	36

Net expenses after interest expense	1,256,724	1,563,572	429,492	94,038
Less: Reimbursement of expenses from Adviser	(159,769)	(176,757)	(48,843)	(29,536)

Total expenses	1,096,955	1,386,815	380,649	64,502

Net investment income (loss)	659,259	(1,295,017)	(89,830)	(60,099)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(2,074,475)	—	141,659	—
In-kind redemption	46,099,396	—	(2)	—
Swaps	20,131,841	(136,223,708)	1,771,847	(4,690,190)

Net realized gain (loss) on investments, in-kind redemptions, and swaps	64,156,762	(136,223,708)	1,913,504	(4,690,190)

Change in unrealized appreciation (depreciation) on:
Investment securities	(18,601,558)	—	6,238,293	—
Swaps	50,606,974	(21,898,369)	16,321,594	(5,962,600)

Change in unrealized appreciation (depreciation) on investment securities and swaps	32,005,416	(21,898,369)	22,559,887	(5,962,600)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	96,162,178	(158,122,077)	24,473,391	(10,652,790)

Net increase (decrease) in net assets resulting from operations	$96,821,437	$(159,417,094)	$24,383,561	$(10,712,889)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  87

Statements of Operations
Period Ended April 30, 2010 (Unaudited)

			Direxion Daily	Direxion Daily
	Direxion Daily	Direxion Daily	Developed	Developed
	Small Cap Bull	Small Cap Bear	Market Bull	Market Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Investment income:
Dividend income (net of foreign withholding tax of $-, $-, $12,884 and $-, respectively)	$1,620,572	$—	$202,860	$—
Interest income	16,225	138,693	538	1,702

Total Investment Income	1,636,797	138,693	203,398	1,702

Expenses:
Investment advisory fees	1,006,621	1,806,588	79,925	26,111
Licensing fees	221,858	400,570	37,333	37,438
Administration and accounting fees	93,280	143,358	8,384	2,041
Organization and offering fees	1,344	1,326	153	90
Professional fees	39,602	58,082	9,817	8,383
Report to shareholders	26,329	44,895	2,021	546
Custody fees	74,099	28,288	5,333	1,465
Insurance fees	3,269	4,364	289	55
Compliance fees	9,249	15,605	725	180
Transfer agent fees	11,406	15,907	6,399	6,108
Pricing fees	4,963	4,963	4,919	4,920
Trustees’ fees and expenses	4,238	7,283	330	83
Exchange listing fees	2,068	2,641	2,059	2,059
Excise tax	—	—	61,605	—
Other	7,652	20,594	2,223	2,399

Total expenses before reimbursement	1,505,978	2,554,464	221,515	91,878
Interest expense	9,466	2,494	911	9

Net expenses after interest expense	1,515,444	2,556,958	222,426	91,887
Less: Reimbursement of expenses from Adviser	(230,925)	(266,119)	(58,673)	(58,804)

Total expenses	1,284,519	2,290,839	163,753	33,083

Net investment income (loss)	352,278	(2,152,146)	39,645	(31,381)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	578,668	—	386,646	—
In-kind redemption	41,873,131	—	—	—
Swaps	65,073,623	(252,769,486)	821,786	(1,296,553)

Net realized gain (loss) on investments, in-kind redemptions, and swaps	107,525,422	(252,769,486)	1,208,432	(1,296,553)

Change in unrealized appreciation (depreciation) on:
Investment securities	7,134,691	—	656,079	—
Swaps	67,477,558	(158,844,049)	(411,394)	(463,214)

Change in unrealized appreciation (depreciation) on investment securities and swaps	74,612,249	(158,844,049)	244,685	(463,214)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	182,137,671	(411,613,535)	1,453,117	(1,759,767)

Net increase (decrease) in net assets resulting from operations	$182,489,949	$(413,765,681)	$1,492,762	$(1,791,148)

The accompanying notes are an integral part of these financial statements.
88  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Period Ended April 30, 2010 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Emerging Market	Emerging Market	China Bull 3X	China Bear 3X
	Bull 3X Shares	Bear 3X Shares	Shares[2]	Shares[2]

Investment income:
Dividend income (net of foreign withholding tax of $221,548, $-, $593 and $-, respectively)	$2,516,292	$—	$73,607	$—
Interest income	18,373	36,942	613	1,101

Total Investment Income	2,534,665	36,942	74,220	1,101

Expenses:
Investment advisory fees	1,375,304	550,811	68,588	22,202
Licensing fees	147,863	39,647	5,358	3,105
Administration and accounting fees	111,620	44,901	5,559	1,729
Organization and offering fees	432	247	1,359	1,359
Professional fees	36,968	19,404	7,673	7,062
Report to shareholders	31,554	11,600	841	346
Custody fees	26,900	9,030	3,284	2,065
Insurance fees	1,962	939	33	33
Compliance fees	11,214	4,057	309	217
Transfer agent fees	13,797	11,118	5,463	5,153
Pricing fees	4,920	4,920	4,083	4,083
Trustees’ fees and expenses	5,428	2,023	147	62
Exchange listing fees	2,059	2,597	1,968	1,968
Excise tax	—	—	—	—
Other	19,185	13,187	3,166	2,521

Total expenses before reimbursement	1,789,206	714,481	107,831	51,905
Interest expense	12,423	829	270	170

Net expenses after interest expense	1,801,629	715,310	108,101	52,075
Less: Reimbursement of expenses from Adviser	(47,155)	(16,787)	(20,953)	(23,782)

Total expenses	1,754,474	698,523	87,148	28,293

Net investment income (loss)	780,191	(661,581)	(12,928)	(27,192)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	10,601,287	—	(542,433)	—
In-kind redemption	30,621,889	—	—	—
Swaps	46,653,388	(50,808,225)	(2,150,903)	(1,801,500)

Net realized gain (loss) on investments, in-kind redemptions, and swaps	87,876,564	(50,808,225)	(2,693,336)	(1,801,500)

Change in unrealized appreciation (depreciation) on:
Investment securities	(13,866,503)	—	823,229	—
Swaps	47,799,629	(24,389,077)	3,171,250	(589,020)

Change in unrealized appreciation (depreciation) on investment securities and swaps	33,933,126	(24,389,077)	3,994,479	(589,020)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	121,809,690	(75,197,302)	1,301,143	(2,390,520)

Net increase (decrease) in net assets resulting from operations	$122,589,881	$(75,858,883)	$1,288,215	$(2,417,712)

[2]	Represents the period of December 3, 2009 (commencement of operations) to April 30, 2010.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  89

Statements of Operations
Period Ended April 30, 2010 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Latin America	Latin America	Energy	Energy
	Bull 3X Shares[2]	Bear 3X Shares[2]	Bull 3X Shares	Bear 3X Shares

Investment income:
Dividend income (net of foreign withholding tax of $15,935, $-, $-and $-, respectively)	$269,416	$—	$1,306,636	$—
Interest income	860	849	8,078	17,200

Total Investment Income	270,276	849	1,314,714	17,200

Expenses:
Investment advisory fees	64,649	18,288	628,384	230,795
Licensing fees	8,620	2,438	78,397	27,154
Administration and accounting fees	5,246	1,427	52,079	19,857
Organization and offering fees	1,359	1,359	959	416
Professional fees	7,535	7,038	28,945	13,013
Report to shareholders	692	325	15,399	6,076
Custody fees	3,226	2,008	15,942	5,041
Insurance fees	33	33	1,654	1,007
Compliance fees	340	208	6,712	3,800
Transfer agent fees	5,436	5,127	9,496	7,173
Pricing fees	4,083	4,083	4,961	4,961
Trustees’ fees and expenses	121	58	2,546	972
Exchange listing fees	1,968	1,968	2,068	2,068
Excise tax	770	—	—	—
Other	2,946	2,521	7,084	2,968

Total expenses before reimbursement	107,024	46,881	854,626	325,301
Interest expense	437	165	4,719	747

Net expenses after interest expense	107,461	47,046	859,345	326,048
Less: Reimbursement of expenses from Adviser	(24,365)	(23,716)	(58,673)	(32,960)

Total expenses	83,096	23,330	800,672	293,088

Net investment income (loss)	187,180	(22,481)	514,042	(275,888)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(4,315)	—	(1,576,063)	—
In-kind redemption	—	—	29,479,583	—
Swaps	(2,184,873)	500,472	18,405,447	(11,719,307)

Net realized gain (loss) on investments, in-kind redemptions, and swaps	(2,189,188)	500,472	46,308,967	(11,719,307)

Change in unrealized appreciation (depreciation) on:
Investment securities	255,063	—	(14,070,818)	—
Swaps	3,410,834	(1,063,603)	17,872,206	(7,599,003)

Change in unrealized appreciation (depreciation) on investment securities and swaps	3,665,897	(1,063,603)	3,801,388	(7,599,003)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	1,476,709	(563,131)	50,110,355	(19,318,310)

Net increase (decrease) in net assets resulting from operations	$1,663,889	$(585,612)	$50,624,397	$(19,594,198)

[2]	Represents the period of December 3, 2009 (commencement of operations) to April 30, 2010.

The accompanying notes are an integral part of these financial statements.
90  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Period Ended April 30, 2010 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Financial Bull	Financial Bear	Technology Bull	Technology Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Investment income:
Dividend income	$7,458,336	$—	$589,538	$—
Interest income	56,244	312,028	8,275	12,591

Total Investment Income	7,514,580	312,028	597,813	12,591

Expenses:
Investment advisory fees	4,357,940	4,142,895	712,710	170,107
Licensing fees	654,579	622,993	84,491	20,023
Administration and accounting fees	345,217	326,663	58,165	13,315
Organization and offering fees	3,910	3,439	277	194
Professional fees	120,081	137,973	21,211	11,126
Report to shareholders	118,208	114,337	15,013	3,894
Custody fees	91,455	59,593	19,361	3,328
Insurance fees	11,899	13,334	1,299	507
Compliance fees	40,746	38,866	5,385	1,396
Transfer agent fees	29,343	28,192	10,138	6,924
Pricing fees	4,961	4,960	4,920	4,920
Trustees’ fees and expenses	18,935	18,104	2,723	627
Exchange listing fees	3,522	4,045	2,059	2,059
Excise tax	—	—	359,706	—
Other	4,120	5,365	9,911	2,491

Total expenses before reimbursement	5,804,916	5,520,759	1,307,369	240,911
Interest expense	41,236	11,260	8,375	185

Net expenses after interest expense	5,846,152	5,532,019	1,315,744	241,096
Less: Reimbursement of expenses from Adviser	(284,859)	(273,092)	(44,901)	(25,442)

Total expenses	5,561,293	5,258,927	1,270,843	215,654

Net investment income (loss)	1,953,287	(4,946,899)	(673,030)	(203,063)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(3,477,262)	—	(2,305,643)	—
In-kind redemption	410,552,991	—	21,860,504	—
Swaps	143,140,624	(399,716,139)	34,920,328	(21,150,663)

Net realized gain (loss) on investments, in-kind redemptions, and swaps	550,216,353	(399,716,139)	54,475,189	(21,150,663)

Change in unrealized appreciation (depreciation) on:
Investment securities	(278,002,989)	—	(193,691)	—
Swaps	277,533,496	(257,537,267)	19,878,982	(3,755,434)

Change in unrealized appreciation (depreciation) on investment securities and swaps	(469,493)	(257,537,267)	19,685,291	(3,755,434)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	549,746,860	(657,253,406)	74,160,480	(24,906,097)

Net increase (decrease) in net assets resulting from operations	$551,700,147	$(662,200,305)	$73,487,450	$(25,109,160)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  91

Statements of Operations
Period Ended April 30, 2010 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Real Estate	Real Estate	Semiconductor	Semiconductor
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares[1]	Bear 3X Shares[1]

Investment income:
Dividend income	$2,306,371	$—	$5,702	$—
Interest income	6,096	19,383	248	231

Total Investment Income	2,312,467	19,383	5,950	231

Expenses:
Investment advisory fees	474,809	256,676	12,577	3,586
Licensing fees	37,140	29,950	1,677	478
Administration and accounting fees	39,209	20,091	1,103	281
Organization and offering fees	1,346	1,342	907	907
Professional fees	21,803	13,955	3,451	3,321
Report to shareholders	12,485	5,717	85	81
Custody fees	16,828	5,729	1,456	731
Insurance fees	1,182	135	12	12
Compliance fees	4,538	1,983	28	26
Transfer agent fees	8,617	7,426	2,538	1,939
Pricing fees	4,849	4,849	1,395	1,395
Trustees’ fees and expenses	2,102	956	13	12
Exchange listing fees	2,017	2,017	697	698
Excise tax	—	10,458	—	—
Other	2,903	5,790	869	869

Total expenses before reimbursement	629,828	367,074	26,808	14,336
Interest expense	7,447	670	16	—

Net expenses after interest expense	637,275	367,744	26,824	14,336
Less: Reimbursement of expenses from Adviser	(28,403)	(31,493)	(10,878)	(9,793)

Total expenses	608,872	336,251	15,946	4,543

Net investment income (loss)	1,703,595	(316,868)	(9,996)	(4,312)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	1,315,443	—	—	—
In-kind redemption	16,907,070	—	—	—
Swaps	39,422,297	(53,883,011)	672,127	(538,569)

Net realized gain (loss) on investments, in-kind redemptions, and swaps	57,644,810	(53,883,011)	672,127	(538,569)

Change in unrealized appreciation (depreciation) on:
Investment securities	6,804,285	—	(313,548)	—
Swaps	36,178,150	(19,991,217)	(954,355)	(241,842)

Change in unrealized appreciation (depreciation) on investment securities and swaps	42,982,435	(19,991,217)	(1,267,903)	(241,842)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	100,627,245	(73,874,228)	(595,776)	(780,411)

Net increase (decrease) in net assets resulting from operations	$102,330,840	$(74,191,096)	$(605,772)	$(784,723)

[1]	Represents the period of March 11, 2010 (commencement of operations) to April 30, 2010.

The accompanying notes are an integral part of these financial statements.
92  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Period Ended April 30, 2010 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	2-Year	2-Year	10-Year	10-Year
	Treasury Bull	Treasury Bear	Treasury Bull	Treasury Bear
	3X Shares[3]	3X Shares[3]	3X Shares	3X Shares

Investment income:
Dividend income	$—	$—	$—	$—
Interest income	4,725	352	133,900	6,226

Total Investment Income	4,725	352	133,900	6,226

Expenses:
Investment advisory fees	5,311	6,757	35,560	98,819
Licensing fees	8,904	8,904	24,891	24,883
Administration and accounting fees	473	523	2,904	7,723
Organization and offering fees	1,155	1,155	229	237
Professional fees	4,082	3,956	9,017	9,890
Report to shareholders	42	42	946	2,012
Custody fees	694	715	1,720	2,299
Insurance fees	15	15	96	157
Compliance fees	15	15	336	710
Transfer agent fees	2,667	2,763	6,148	6,532
Pricing fees	1,781	1,781	4,854	4,854
Trustees’ fees and expenses	7	7	153	340
Exchange listing fees	891	891	2,032	2,032
Excise tax	—	—	—	799
Other	1,220	1,220	2,804	3,238

Total expenses before reimbursement	27,257	28,744	91,690	164,525
Interest expense	—	—	29	158

Net expenses after interest expense	27,257	28,744	91,719	164,683
Less: Reimbursement of expenses from Adviser	(20,529)	(20,185)	(46,648)	(38,554)

Total expenses	6,728	8,559	45,071	126,129

Net investment income (loss)	(2,003)	(8,207)	88,829	(119,903)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(11,186)	—	(170,622)	—
In-kind redemption	—	—	—	—
Swaps	(758)	285	(190,075)	(521,854)

Net realized gain (loss) on investments, in-kind redemptions, and swaps	(11,944)	285	(360,697)	(521,854)

Change in unrealized appreciation (depreciation) on:
Investment securities	7,968	—	(57,628)	—
Swaps	3,402	(56,774)	(109,461)	(440,921)

Change in unrealized appreciation (depreciation) on investment securities and swaps	11,370	(56,774)	(167,089)	(440,921)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	(574)	(56,489)	(527,786)	(962,775)

Net increase (decrease) in net assets resulting from operations	$(2,577)	$(64,696)	$(438,957)	$(1,082,678)

[3]	Represents the period of February 25, 2010 (commencement of operations) to April 30, 2010.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  93

Statements of Operations
Period Ended April 30, 2010 (Unaudited)

	Direxion Daily	Direxion Daily
	30-Year	30-Year
	Treasury Bull	Treasury Bear
	3X Shares	3X Shares

Investment income:
Dividend income	$—	$—
Interest income	195,979	29,531

Total Investment Income	195,979	29,531

Expenses:
Investment advisory fees	39,812	448,183
Licensing fees	24,881	24,795
Administration and accounting fees	3,233	35,059
Organization and offering fees	238	327
Professional fees	8,925	17,180
Report to shareholders	1,046	9,728
Custody fees	2,006	7,413
Insurance fees	192	1,134
Compliance fees	379	3,493
Transfer agent fees	6,170	8,548
Pricing fees	4,854	4,854
Trustees’ fees and expenses	169	1,591
Exchange listing fees	2,032	2,032
Excise tax	—	—
Other	2,478	3,442

Total expenses before reimbursement	96,415	567,779
Interest expense	47	2,869

Net expenses after interest expense	96,462	570,648
Less: Reimbursement of expenses from Adviser	(45,986)	(81)

Total expenses	50,476	570,567

Net investment income (loss)	145,503	(541,036)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(646,236)	—
In-kind redemption	—	—
Swaps	(1,268,710)	6,634,043

Net realized gain (loss) on investments, in-kind redemptions, and swaps	(1,914,946)	6,634,043

Change in unrealized appreciation (depreciation) on:
Investment securities	204,073	—
Swaps	754,113	(9,733,361)

Change in unrealized appreciation (depreciation) on investment securities and swaps	958,186	(9,733,361)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	(956,760)	(3,099,318)

Net increase (decrease) in net assets resulting from operations	$(811,257)	$(3,640,354)

The accompanying notes are an integral part of these financial statements.
94  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	BRIC Bull	BRIC Bear	India Bull	India Bear
	2X Shares	2X Shares	2X Shares	2X Shares
	For the Period	For the Period	For the Period	For the Period
	March 11, 2010[1]	March 11, 2010[1]	March 11, 2010[1]	March 11, 2010[1]
	Through	Through	Through	Through
	April 30, 2010	April 30, 2010	April 30, 2010	April 30, 2010
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Operations:
Net investment income (loss)	$9,379	$(4,975)	$(6,335)	$(4,766)
Net realized gain (loss) on investments, in-kind redemptions and swaps	(15,133)	(46,626)	31,082	(132,485)
Change in unrealized appreciation (depreciation) on investment securities and swaps	(54,082)	(8,127)	(52,290)	(84,327)

Net increase (decrease) in net assets resulting from operations	(59,836)	(59,728)	(27,543)	(221,578)

Distribution to shareholders:
Net investment income	—	—	—	—
Net realized gains	—	—	—	—

Total distributions	—	—	—	—

Capital share transactions:
Proceeds from shares sold	4,000,040	4,000,040	6,245,898	4,000,040
Cost of shares redeemed	—	—	—	—
Transaction fees	—	—	—	—

Net increase in net assets resulting from capital transactions	4,000,040	4,000,040	6,245,898	4,000,040

Total increase in net assets	3,940,204	3,940,312	6,218,355	3,778,462
Net assets:
Beginning of period	—	—	—	—

End of period	$3,940,204	$3,940,312	$6,218,355	$3,778,462

Accumulated undistributed net investment income (loss) at end of period	$9,379	$(4,975)	$(6,335)	$(4,766)

Changes in shares outstanding:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	100,001	100,001	150,001	100,001
Shares repurchased	—	—	—	—

Shares outstanding, end of period	100,001	100,001	150,001	100,001

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  95

Statements of Changes in Net Assets

	Direxion Daily Large Cap		Direxion Daily Large Cap
	Bull 3X Shares		Bear 3X Shares
	For the Period		For the Period
	November 1, 2009	For the Period	November 1, 2009	For the Period
	Through	November 5, 2008[1]	Through	November 5, 2008[1]
	April 30, 2010	Through	April 30, 2010	Through
	(Unaudited)	October 31, 2009	(Unaudited)	October 31, 2009

Operations:
Net investment income (loss)	$659,259	$3,235,267	$(1,295,017)	$(2,094,735)
Net realized gain (loss) on investments, in-kind redemptions and swaps	64,156,762	77,213,253	(136,223,708)	(282,578,954)
Change in unrealized appreciation (depreciation) on investment securities and swaps	32,005,416	43,826,663	(21,898,369)	(32,577,800)

Net increase (decrease) in net assets resulting from operations	96,821,437	124,275,183	(159,417,094)	(317,251,489)

Distribution to shareholders:
Net investment income	(707,365)	(3,209,344)	—	—
Net realized gains	(33,303,963)	—	—	—

Total distributions	(34,011,328)	(3,209,344)	—	—

Capital share transactions:
Proceeds from shares sold	188,251,705	867,221,785	124,120,274	987,766,533
Cost of shares redeemed	(230,137,014)	(797,330,979)	(69,178,468)	(309,882,111)
Transaction fees	81,218	477,307	33,019	311,183

Net increase (decrease) in net assets resulting from capital transactions	(41,804,091)	70,368,113	54,974,825	678,195,605

Total increase (decrease) in net assets	21,006,018	191,433,952	(104,442,269)	360,944,116
Net assets:
Beginning of period	191,458,965	25,013	360,969,128	25,012

End of period	$212,464,983	$191,458,965	$256,526,859	$360,969,128

Accumulated undistributed net investment income (loss) at end of period	$(108,292)	$(60,186)	$(1,355,124)	$(60,107)

Changes in shares outstanding:
Shares outstanding, beginning of period	4,050,417	417	16,200,417	417
Shares sold	3,600,000	28,700,000	7,450,000	23,250,000
Shares repurchased	(4,250,000)	(24,650,000)	(4,050,000)	(7,050,000)

Shares outstanding, end of period	3,400,417	4,050,417	19,600,417	16,200,417

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
96  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Mid Cap		Direxion Daily Mid Cap
	Bull 3X Shares		Bear 3X Shares
	For the Period		For the Period
	November 1, 2009[2]	For the Period	November 1, 2009	For the Period
	Through	January 8, 2009[1,2]	Through	January 8, 2009[1,3]
	April 30, 2010	Through	April 30, 2010	Through
	(Unaudited)	October 31, 2009	(Unaudited)	October 31, 2009

Operations:
Net investment income (loss)	$(89,830)	$110,965	$(60,099)	$(71,551)
Net realized gain (loss) on investments, in-kind redemptions and swaps	1,913,504	9,095,743	(4,690,190)	(14,728,176)
Change in unrealized appreciation (depreciation) on investment securities and swaps	22,559,887	4,773,562	(5,962,600)	303,301

Net increase (decrease) in net assets resulting from operations	24,383,561	13,980,270	(10,712,889)	(14,496,426)

Distribution to shareholders:
Net investment income	(110,001)	(93,752)	—	—
Net realized gains	(6,579,211)	—	—	—

Total distributions	(6,689,212)	(93,752)	—	—

Capital share transactions:
Proceeds from shares sold	—	27,501,265	6,026,387	30,890,712
Cost of shares redeemed	(6,002,041)	(7,791,714)	—	(1,942)
Transaction fees	3,001	9,000	—	3,700

Net increase (decrease) in net assets resulting from capital transactions	(5,999,040)	19,718,551	6,026,387	30,892,470

Total increase (decrease) in net assets	11,695,309	33,605,069	(4,686,502)	16,396,044
Net assets:
Beginning of period	33,605,069	—	16,396,044	—

End of period	$45,300,378	$33,605,069	$11,709,542	$16,396,044

Accumulated undistributed net investment income (loss) at end of period	$(193,896)	$5,935	$(60,099)	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	1,200,000	—	474,970	—
Shares sold	—	1,650,000	250,000	475,000
Shares repurchased	(150,000)	(450,000)	—	(30)

Shares outstanding, end of period	1,050,000	1,200,000	724,970	474,970

[1]	Commencement of Investment Operations.
[2]	On May 5, 2010, there was a 3 for 1 forward stock split. Historical share amounts have been adjusted to reflect the 3 for 1 forward stock split on a retroactive basis.
[3]	On June 25, 2009, there was a 1 for 2 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 2 reverse stock split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  97

Statements of Changes in Net Assets

	Direxion Daily Small Cap		Direxion Daily Small Cap
	Bull 3X Shares		Bear 3X Shares
	For the Period		For the Period
	November 1, 2009	For the Period	November 1, 2009	For the Period
	Through	November 5, 2008[1]	Through	November 5, 2008[1]
	April 30, 2010	Through	April 30, 2010	Through
	(Unaudited)	October 31, 2009	(Unaudited)	October 31, 2009

Operations:
Net investment income (loss)	$352,278	$988,886	$(2,152,146)	$(1,716,136)
Net realized gain (loss) on investments, in-kind redemptions and swaps	107,525,422	95,705,306	(252,769,486)	(281,649,386)
Change in unrealized appreciation (depreciation) on investment securities and swaps	74,612,249	1,023,200	(158,844,049)	43,368,612

Net increase (decrease) in net assets resulting from operations	182,489,949	97,717,392	(413,765,681)	(239,996,910)

Distribution to shareholders:
Net investment income	(403,302)	(994,078)	—	—
Net realized gains	(35,000,028)	—	—	—

Total distributions	(35,403,330)	(994,078)	—	—

Capital share transactions:
Proceeds from shares sold	136,110,897	784,439,396	712,223,001	1,044,779,097
Cost of shares redeemed	(240,835,808)	(599,781,527)	(269,476,847)	(327,219,914)
Transaction fees	99,991	357,266	122,481	281,045

Net increase (decrease) in net assets resulting from capital transactions	(104,624,920)	185,015,135	442,868,635	717,840,228

Total increase in net assets	42,461,699	281,738,449	29,102,954	477,843,318
Net assets:
Beginning of period	281,739,449	1,000	477,844,318	1,000

End of period	$324,201,148	$281,739,449	$506,947,272	$477,844,318

Accumulated undistributed net investment income (loss) at end of period	$(22,344)	$28,680	$(2,178,112)	$(25,966)

Changes in shares outstanding:
Shares outstanding, beginning of period	7,800,017	17	33,450,017	17
Shares sold	2,300,000	28,650,000	78,100,000	44,900,000
Shares repurchased	(5,000,000)	(20,850,000)	(25,900,000)	(11,450,000)

Shares outstanding, end of period	5,100,017	7,800,017	85,650,017	33,450,017

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
98  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Developed Market		Direxion Daily Developed Market
	Bull 3X Shares		Bear 3X Shares
	For the Period		For the Period
	November 1, 2009	For the Period	November 1, 2009	For the Period
	Through	December 17, 2008[1]	Through	December 17, 2008[1]
	April 30, 2010	Through	April 30, 2010	Through
	(Unaudited)	October 31, 2009	(Unaudited)	October 31, 2009

Operations:
Net investment income (loss)	$39,645	$130,722	$(31,381)	$(45,993)
Net realized gain (loss) on investments, in-kind redemptions and swaps	1,208,432	2,998,994	(1,296,553)	(6,422,615)
Change in unrealized appreciation (depreciation) on investment securities and swaps	244,685	3,360,896	(463,214)	113,097

Net increase (decrease) in net assets resulting from operations	1,492,762	6,490,612	(1,791,148)	(6,355,511)

Distribution to shareholders:
Net investment income	(88,158)	(140,353)	—	—
Net realized gains	(3,399,999)	—	—	—

Total distributions	(3,488,157)	(140,353)	—	—

Capital share transactions:
Proceeds from shares sold	6,690,250	12,512,965	7,508,169	11,996,219
Cost of shares redeemed	(3,528,642)	—	—	(1,076,007)
Transaction fees	1,764	1,960	—	800

Net increase in net assets resulting from capital transactions	3,163,372	12,514,925	7,508,169	10,921,012

Total increase in net assets	1,167,977	18,865,184	5,717,021	4,565,501
Net assets:
Beginning of period	18,865,184	—	4,565,501	—

End of period	$20,033,161	$18,865,184	$10,282,522	$4,565,501

Accumulated undistributed net investment income (loss) at end of period	$(50,989)	$(2,476)	$(31,381)	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	250,000	—	250,000	—
Shares sold	100,000	250,000	450,000	300,000
Shares repurchased	(50,000)	—	—	(50,000)

Shares outstanding, end of period	300,000	250,000	700,000	250,000

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  99

Statements of Changes in Net Assets

	Direxion Daily Emerging Market		Direxion Daily Emerging Market
	Bull 3X Shares		Bear 3X Shares
	For the Period		For the Period
	November 1, 2009[4]	For the Period	November 1, 2009[5]	For the Period
	Through	December 17, 2008[1,4]	Through	December 17, 2008[1,5]
	April 30, 2010	Through	April 30, 2010	Through
	(Unaudited)	October 31, 2009	(Unaudited)	October 31, 2009

Operations:
Net investment income (loss)	$780,191	$1,210,762	$(661,581)	$(304,405)
Net realized gain (loss) on investments, in-kind redemptions and swaps	87,876,564	68,874,293	(50,808,225)	(70,280,534)
Change in unrealized appreciation (depreciation) on investment securities and swaps	33,933,126	15,768,890	(24,389,077)	2,713,659

Net increase (decrease) in net assets resulting from operations	122,589,881	85,853,945	(75,858,883)	(67,871,280)

Distribution to shareholders:
Net investment income	—	(1,205,849)	—	—
Net realized gains	(46,454,177)	—	—	—

Total distributions	(46,454,177)	(1,205,849)	—	—

Capital share transactions:
Proceeds from shares sold	400,836,753	300,899,538	203,117,324	186,271,079
Cost of shares redeemed	(381,987,222)	(150,486,351)	(71,915,444)	(14,756,132)
Transaction fees	157,801	89,490	35,907	19,675

Net increase in net assets resulting from capital transactions	19,007,332	150,502,677	131,237,787	171,534,622

Total increase in net assets	95,143,036	235,150,773	55,378,904	103,663,342
Net assets:
Beginning of period	235,150,773	—	103,663,342	—

End of period	$330,293,809	$235,150,773	$159,042,246	$103,663,342

Accumulated undistributed net investment income (loss) at end of period	$780,191	$—	$(661,581)	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	8,000,000	—	1,415,000	—
Shares sold	13,400,000	13,400,000	3,835,000	1,550,000
Shares repurchased	(11,200,000)	(5,400,000)	(1,510,282)	(135,000)

Shares outstanding, end of period	10,200,000	8,000,000	3,739,718	1,415,000

[1]	Commencement of Investment Operations.
[4]	On May 5, 2010, there was a 4 for 1 forward stock split. Historical share amounts have been adjusted to reflect the 4 for 1 forward stock split on a retroactive basis.
[5]	On March 4, 2010, there was a 1 for 10 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 10 reverse stock split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.
100  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	China Bull	China Bear	Latin America Bull	Latin America Bear
	3X Shares	3X Shares	3X Shares	3X Shares
	For the Period	For the Period	For the Period	For the Period
	December 3, 2009[1]	December 3, 2009[1]	December 3, 2009[1]	December 3, 2009[1]
	Through	Through	Through	Through
	April 30, 2010	April 30, 2010	April 30, 2010	April 30, 2010
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Operations:
Net investment income (loss)	$(12,928)	$(27,192)	$187,180	$(22,481)
Net realized gain (loss) on investments, in-kind redemptions and swaps	(2,693,336)	(1,801,500)	(2,189,188)	500,472
Change in unrealized appreciation (depreciation) on investment securities and swaps	3,994,479	(589,020)	3,665,897	(1,063,603)

Net increase (decrease) in net assets resulting from operations	1,288,215	(2,417,712)	1,663,889	(585,612)

Distribution to shareholders:
Net investment income	—	—	(69,822)	—
Net realized gains	—	—	—	—

Total distributions	—	—	(69,822)	—

Capital share transactions:
Proceeds from shares sold	32,979,230	12,070,608	31,016,878	6,135,884
Cost of shares redeemed	(7,864,953)	—	(7,103,322)	—
Transaction fees	3,927	—	3,551	—

Net increase in net assets resulting from capital transactions	25,118,204	12,070,608	23,917,107	6,135,884

Total increase in net assets	26,406,419	9,652,896	25,511,174	5,550,272
Net assets:
Beginning of period	—	—	—	—

End of period	$26,406,419	$9,652,896	$25,511,174	$5,550,272

Accumulated undistributed net investment income (loss) at end of period	$(12,928)	$(27,192)	$117,358	$(22,481)

Changes in shares outstanding:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	850,001	300,001	950,001	150,001
Shares repurchased	(200,000)	—	(200,000)	—

Shares outstanding, end of period	650,001	300,001	750,001	150,001

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  101

Statements of Changes in Net Assets

	Direxion Daily Energy		Direxion Daily Energy
	Bull 3X Shares		Bear 3X Shares
	For the Period		For the Period
	November 1, 2009	For the Period	November 1, 2009	For the Period
	Through	November 6, 2008[1]	Through	November 6, 2008[1]
	April 30, 2010	Through	April 30, 2010	Through
	(Unaudited)	October 31, 2009	(Unaudited)	October 31, 2009

Operations:
Net investment income (loss)	$514,042	$1,028,868	$(275,888)	$(337,478)
Net realized gain (loss) on investments, in-kind redemptions and swaps	46,308,967	61,109,305	(11,719,307)	(29,158,729)
Change in unrealized appreciation (depreciation) on investment securities and swaps	3,801,388	16,525,903	(7,599,003)	(203,722)

Net increase (decrease) in net assets resulting from operations	50,624,397	78,664,076	(19,594,198)	(29,699,929)

Distribution to shareholders:
Net investment income	(688,251)	(1,076,389)	—	—
Net realized gains	(16,455,661)		—	—

Total distributions	(17,143,912)	(1,076,389)	—	—

Capital share transactions:
Proceeds from shares sold	246,949,031	498,615,687	66,317,523	232,707,689
Cost of shares redeemed	(255,866,867)	(442,530,910)	(45,120,934)	(131,769,705)
Transaction fees	82,915	243,369	22,405	99,534

Net increase (decrease) in net assets resulting from capital transactions	(8,834,921)	56,328,146	21,218,994	101,037,518

Total increase in net assets	24,645,564	133,915,833	1,624,796	71,337,589
Net assets:
Beginning of period	133,916,833	1,000	71,338,589	1,000

End of period	$158,562,397	$133,916,833	$72,963,385	$71,338,589

Accumulated undistributed net investment income (loss) at end of period	$(185,211)	$(11,002)	$(281,815)	$(5,927)

Changes in shares outstanding:
Shares outstanding, beginning of period	3,200,017	17	5,650,017	17
Shares sold	6,500,000	16,800,000	6,450,000	11,250,000
Shares repurchased	(6,100,000)	(13,600,000)	(3,900,000)	(5,600,000)

Shares outstanding, end of period	3,600,017	3,200,017	8,200,017	5,650,017

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
102  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Financial		Direxion Daily Financial
	Bull 3X Shares		Bear 3X Shares
	For the Period		For the Period
	November 1, 2009[6]	For the Period	November 1, 2009	For the Period
	Through	November 7, 2008[1,6,7]	Through	November 7, 2008[1,8]
	April 30, 2010	Through	April 30, 2010	Through
	(Unaudited)	October 31, 2009	(Unaudited)	October 31, 2009

Operations:
Net investment income (loss)	$1,953,287	$7,292,177	$(4,946,899)	$(6,705,676)
Net realized gain (loss) on investments, in-kind redemptions and swaps	550,216,353	1,221,954,536	(399,716,139)	(2,248,245,190)
Change in unrealized appreciation (depreciation) on investment securities and swaps	(469,493)	194,814,379	(257,537,267)	90,101,800

Net increase (decrease) in net assets resulting from operations	551,700,147	1,424,061,092	(662,200,305)	(2,164,849,066)

Distribution to shareholders:
Net investment income	(2,362,621)	(7,324,266)	—	—
Net realized gains	—	—	—	—

Total distributions	(2,362,621)	(7,324,266)	—	—

Capital share transactions:
Proceeds from shares sold	2,306,694,749	7,265,760,714	1,616,048,428	7,320,425,308
Cost of shares redeemed	(3,032,735,028)	(7,371,473,562)	(1,124,177,068)	(3,941,893,925)
Transaction fees	1,069,645	3,169,526	512,929	2,356,133

Net increase (decrease) in net assets resulting from capital transactions	(724,970,634)	(102,543,322)	492,384,289	3,380,887,516

Total increase (decrease) in net assets	(175,633,108)	1,314,193,504	(169,816,016)	1,216,038,450
Net assets:
Beginning of period	1,314,218,517	25,013	1,216,063,462	25,012

End of period	$1,138,585,409	$1,314,218,517	$1,046,247,446	$1,216,063,462

Accumulated undistributed net investment income (loss) at end of period	$(271,645)	$137,689	$(4,984,265)	$(37,366)

Changes in shares outstanding:
Shares outstanding, beginning of period	58,496,805	252	52,972,694	42
Shares sold	87,600,000	500,970,003	92,800,000	127,410,000
Shares repurchased	(112,200,000)	(442,473,450)	(60,400,000)	(74,437,348)

Shares outstanding, end of period	33,896,805	58,496,805	85,372,694	52,972,694

[1]	Commencement of Investment Operations.
[6]	On May 5, 2010, there was a 3 for 1 forward stock split. Historical share amounts have been adjusted to reflect the 1 for 10 forward stock split on a retroactive basis.
[7]	On July 9, 2009, there was a 1 for 5 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 5 reverse stock split on a retroactive basis.
[8]	On July 9, 2009, there was a 1 for 10 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 10 reverse stock split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  103

Statements of Changes in Net Assets

	Direxion Daily Technology		Direxion Daily Technology
	Bull 3X Shares		Bear 3X Shares
	For the Period		For the Period
	November 1, 2009[9]	For the Period	November 1, 2009	For the Period
	Through	December 17, 2008[1,9]	Through	December 17, 2008[1]
	April 30, 2010	Through	April 30, 2010	Through
	(Unaudited)	October 31, 2009	(Unaudited)	October 31, 2009

Operations:
Net investment income (loss)	$(673,030)	$(121,092)	$(203,063)	$(174,688)
Net realized gain (loss) on investments, in-kind redemptions and swaps	54,475,189	43,257,188	(21,150,663)	(25,781,098)
Change in unrealized appreciation (depreciation) on investment securities and swaps	19,685,291	22,195,036	(3,755,434)	(4,378,416)

Net increase (decrease) in net assets resulting from operations	73,487,450	65,331,132	(25,109,160)	(30,334,202)

Distribution to shareholders:
Net investment income	—	(33,303)	—	—
Net realized gains	(27,816,112)	—	—	—

Total distributions	(27,816,112)	(33,303)	—	—

Capital share transactions:
Proceeds from shares sold	119,306,050	120,301,462	41,542,876	79,967,011
Cost of shares redeemed	(90,109,008)	(71,572,992)	—	(8,169,715)
Transaction fees	34,730	38,600	—	14,500

Net increase in net assets resulting from capital transactions	29,231,772	48,767,070	41,542,876	71,811,796

Total increase in net assets	74,903,110	114,064,899	16,433,716	41,477,594
Net assets:
Beginning of period	114,064,899	—	41,477,594	—

End of period	$188,968,009	$114,064,899	$57,911,310	$41,477,594

Accumulated undistributed net investment income (loss) at end of period	$(673,030)	$—	$(204,906)	$(1,843)

Changes in shares outstanding:
Shares outstanding, beginning of period	3,400,000	—	3,300,000	—
Shares sold	3,400,000	6,400,000	4,600,000	3,400,000
Shares repurchased	(2,200,000)	(3,000,000)	—	(100,000)

Shares outstanding, end of period	4,600,000	3,400,000	7,900,000	3,300,000

[1]	Commencement of Investment Operations.
[9]	On May 5, 2010, there was a 4 for 1 forward stock split. Historical share amounts have been adjusted to reflect the 4 for 1 forward stock split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.
104  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Real Estate		Direxion Daily Real Estate
	Bull 3X Shares		Bear 3X Shares
	For the Period		For the Period
	November 1, 2009[10]	For the Period	November 1, 2009	For the Period
	Through	July 16, 2009[1,10]	Through	July 16, 2009[1]
	April 30, 2010	Through	April 30, 2010	Through
	(Unaudited)	October 31, 2009	(Unaudited)	October 31, 2009

Operations:
Net investment income (loss)	$1,703,595	$478,181	$(316,868)	$(52,240)
Net realized gain (loss) on investments, in-kind redemptions and swaps	57,644,810	2,206,293	(53,883,011)	(7,744,988)
Change in unrealized appreciation (depreciation) on investment securities and swaps	42,982,435	(2,849,556)	(19,991,217)	3,854,172

Net increase (decrease) in net assets resulting from operations	102,330,840	(165,082)	(74,191,096)	(3,943,056)

Distribution to shareholders:
Net investment income	(954,670)	(113,010)	—	—
Net realized gains	(8,500,005)	—	(396,922)	—

Total distributions	(9,454,675)	(113,010)	(396,922)	—

Capital share transactions:
Proceeds from shares sold	208,224,748	158,888,295	172,708,779	62,823,181
Cost of shares redeemed	(279,699,927)	(51,507,797)	(69,167,895)	(11,467,201)
Transaction fees	114,809	15,400	32,466	3,400

Net increase (decrease) in net assets resulting from capital transactions	(71,360,370)	107,395,898	103,573,350	51,359,380

Total increase (decrease) in net assets	21,515,795	107,117,806	28,985,332	47,416,324
Net assets:
Beginning of period	107,117,806	—	47,416,324	—

End of period	$128,633,601	$107,117,806	$76,401,656	$47,416,324

Accumulated undistributed net investment income (loss) at end of period	$903,505	$154,580	$(316,868)	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	4,000,000	—	2,250,000	—
Shares sold	5,800,000	5,800,000	14,200,000	2,750,000
Shares repurchased	(7,400,000)	(1,800,000)	(5,300,000)	(500,000)

Shares outstanding, end of period	2,400,000	4,000,000	11,150,000	2,250,000

[1]	Commencement of Investment Operations.
[10]	On May 5, 2010, there was a 4 for 1 forward stock split. Historical share amounts have been adjusted to reflect the 4 for 1 forward stock split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  105

Statements of Changes in Net Assets

			Direxion Daily	Direxion Daily
	Direxion Daily	Direxion Daily	2-Year	2-Year
	Semiconductor	Semiconductor	Treasury Bull	Treasury Bear
	Bull 3X Shares	Bear 3X Shares	3X Shares	3X Shares
	For the Period	For the Period	For the Period	For the Period
	March 11, 2010[1]	March 11, 2010[1]	February 25, 2010[1]	February 25, 2010[1]
	Through	Through	Through	Through
	April 30, 2010	April 30, 2010	April 30, 2010	April 30, 2010
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Operations:
Net investment income (loss)	$(9,996)	$(4,312)	$(2,003)	$(8,207)
Net realized gain (loss) on investments, in-kind redemptions and swaps	672,127	(538,569)	(11,944)	285
Change in unrealized appreciation (depreciation) on investment securities and swaps	(1,267,903)	(241,842)	11,370	(56,774)

Net increase (decrease) in net assets resulting from operations	(605,772)	(784,723)	(2,577)	(64,696)

Distribution to shareholders:
Net investment income	—	—	—	—
Net realized gains	—	—	—	—

Total distributions	—	—	—	—

Capital share transactions:
Proceeds from shares sold	22,977,428	4,000,040	4,000,040	10,014,726
Cost of shares redeemed	—	—	—	—
Transaction fees	—	—	—	—

Net increase in net assets resulting from capital transactions	22,977,428	4,000,040	4,000,040	10,014,726

Total increase in net assets	22,371,656	3,215,317	3,997,463	9,950,030
Net assets:
Beginning of period	—	—	—	—

End of period	$22,371,656	$3,215,317	$3,997,463	$9,950,030

Accumulated undistributed net investment income (loss) at end of period	$(9,996)	$(4,312)	$(2,003)	$(8,207)

Changes in shares outstanding:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	500,001	100,001	100,001	250,001
Shares repurchased	—	—	—	—

Shares outstanding, end of period	500,001	100,001	100,001	250,001

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
106  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 10-Year Treasury		Direxion Daily 10-Year Treasury
	Bull 3X Shares		Bear 3X Shares
	For the Period		For the Period
	November 1, 2009	For the Period	November 1, 2009	For the Period
	Through	April 16, 2009[1]	Through	April 16, 2009[1]
	April 30, 2010	Through	April 30, 2010	Through
	(Unaudited)	October 31, 2009	(Unaudited)	October 31, 2009

Operations:
Net investment income (loss)	$88,829	$58,737	$(119,903)	$(42,776)
Net realized gain (loss) on investments, in-kind redemptions and swaps	(360,697)	(987,242)	(521,854)	697,246
Change in unrealized appreciation (depreciation) on investment securities and swaps	(167,089)	212,152	(440,921)	(661,160)

Net increase (decrease) in net assets resulting from operations	(438,957)	(716,353)	(1,082,678)	(6,690)

Distribution to shareholders:
Net investment income	(89,160)	(43,434)	—	—
Net realized gains	—	—	(1,628,354)	—

Total distributions	(89,160)	(43,434)	(1,628,354)	—

Capital share transactions:
Proceeds from shares sold	2,398,253	11,008,125	18,323,727	19,216,426
Cost of shares redeemed	(4,777,829)	—	—	—
Transaction fees	2,390	—	—	—

Net increase (decrease) in net assets resulting from capital transactions	(2,377,186)	11,008,125	18,323,727	19,216,426

Total increase (decrease) in net assets	(2,905,303)	10,248,338	15,612,695	19,209,736
Net assets:
Beginning of period	10,248,338	—	19,209,736	—

End of period	$7,343,035	$10,248,338	$34,822,431	$19,209,736

Accumulated undistributed net investment income (loss) at end of period	$20,696	$21,027	$(119,903)	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	200,000	—	300,000	—
Shares sold	50,000	200,000	300,000	300,000
Shares repurchased	(100,000)	—	—	—

Shares outstanding, end of period	150,000	200,000	600,000	300,000

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  107

Statements of Changes in Net Assets

	Direxion Daily 30-Year Treasury		Direxion Daily 30-Year Treasury
	Bull 3X Shares		Bear 3X Shares
	For the Period		For the Period
	November 1, 2009	For the Period	November 1, 2009	For the Period
	Through	April 16, 2009[1]	Through	April 16, 2009[1]
	April 30, 2010	Through	April 30, 2010	Through
	(Unaudited)	October 31, 2009	(Unaudited)	October 31, 2009

Operations:
Net investment income (loss)	$145,503	$164,668	$(541,036)	$(275,269)
Net realized gain (loss) on investments, in-kind redemptions and swaps	(1,914,946)	717,344	6,634,043	(10,217,683)
Change in unrealized appreciation (depreciation) on investment securities and swaps	958,186	(304,325)	(9,733,361)	(1,573,476)

Net increase (decrease) in net assets resulting from operations	(811,257)	577,687	(3,640,354)	(12,066,428)

Distribution to shareholders:
Net investment income	(140,869)	(117,943)	—	—
Net realized gains	(1,258,956)	—	(10,655,615)	—

Total distributions	(1,399,825)	(117,943)	(10,655,615)	—

Capital share transactions:
Proceeds from shares sold	11,042,406	21,102,938	113,670,059	109,533,876
Cost of shares redeemed	(9,853,861)	(8,798,298)	(16,130,897)	(6,626,096)
Transaction fees	4,579	3,700	6,829	10,200

Net increase in net assets resulting from capital transactions	1,193,124	12,308,340	97,545,991	102,917,980

Total increase (decrease) in net assets	(1,017,958)	12,768,084	83,250,022	90,851,552
Net assets:
Beginning of period	12,768,084	—	90,851,552	—

End of period	$11,750,126	$12,768,084	$174,101,574	$90,851,552

Accumulated undistributed net investment income (loss) at end of period	$42,769	$38,135	$(541,036)	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	300,000	—	1,400,000	—
Shares sold	350,000	500,000	1,800,000	1,500,000
Shares repurchased	(300,000)	(200,000)	(250,000)	(100,000)

Shares outstanding, end of period	350,000	300,000	2,950,000	1,400,000

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
108  DIREXION SEMI-ANNUAL REPORT

Financial Highlights
April 30, 2010

											RATIOS/SUPPLEMENTAL DATA
			Net Realized	Net Increase									Excluding Interest
	Net Asset		and	(Decrease)	Dividends	Distribution		Net Asset		Net Assets,	Including Interest		Expense and Excise		Net Investment
	Value,		Unrealized	in Net Asset	from Net	from		Value,		End of	Expense and Excise Tax		Tax		Income (loss)	Portfolio
	Beginning	Net Investment	Gain (Loss)	Value resulting	Investment	Realized	Total	End of	Total	Period	Net	Total	Net	Total	After Expense	Turnover
	of Period	Income (Loss)[2]	on Investments	from Operations	Income	Gains	Distributions	Period	Return[3]	(000’s ommited)	Expenses[4]	Expenses[4,5]	Expenses[4]	Expenses[4]	Reimbursement[4]	Rate[6]

Direxion Daily BRIC Bull 2X Shares
For the Period March 11, 2010[1] Through April 30, 2010 (Unaudited)	$40.00	$0.09	$(0.69)	$(0.60)	$—	$—	$—	$39.40	(1.50)%	$3,940	0.95%	3.06%	0.95%	3.06%	1.66%	1%
Direxion Daily BRIC Bear 2X Shares
For the Period March 11, 2010[1] Through April 30, 2010 (Unaudited)	$40.00	(0.05)	(0.55)	(0.60)	—	—	—	$39.40	(1.50)%	3,940	0.95%	2.95%	0.95%	2.95%	(0.91)%	0%
Direxion Daily India Bull 2X Shares
For the Period March 11, 2010[1,7] Through April 30, 2010 (Unaudited)	$40.00	(0.05)	1.51	1.46	—	—	—	$41.46	3.65%	6,218	0.95%	2.43%	0.95%	2.43%	(0.91)%	0%
Direxion Daily India Bear 2X Shares
For the Period March 11, 2010[1] Through April 30, 2010 (Unaudited)	$40.00	(0.05)	(2.17)	(2.22)	—	—	—	$37.78	(5.55)%	3,778	0.95%	2.75%	0.95%	2.75%	(0.91)%	0%
Direxion Daily Large Cap Bull 3X Shares
For the Period November 1, 2009 Through April 30, 2010 (Unaudited)	$47.27	0.16	23.04	23.20	(0.19)	(7.80)	(7.99)	$62.48	53.54%	212,465	0.98%	1.13%	0.95%	1.09%	0.59%	57%
For the Period November 5, 2008[1,7] Through October 31, 2009	$60.00	0.39	(12.74)	(12.35)	(0.38)	—	(0.38)	$47.27	(20.35)%	191,459	0.95%	1.15%	0.95%	1.14%	1.27%	368%
Direxion Daily Large Cap Bear 3X Shares
For the Period November 1, 2009 Through April 30, 2010 (Unaudited)	$22.28	(0.07)	(9.12)	(9.19)	—	—	—	$13.09	(41.25)%	256,527	0.95%	1.07%	0.95%	1.07%	(0.89)%	0%
For the Period November 5, 2008[1] Through October 31, 2009	$60.00	(0.26)	(37.46)	(37.72)	—	—	—	$22.28	(62.87)%	360,969	0.95%	1.10%	0.95%	1.10%	(0.85)%	0%
Direxion Daily Mid Cap Bull 3X Shares
For the Period November 1, 2009[8] Through April 30, 2010 (Unaudited)	$28.00	(0.08)	20.95	20.87	(0.10)	(5.63)	(5.73)	$43.14	84.79%	45,300	1.92%	2.17%	0.95%	1.20%	(0.45)%	37%
For the Period January 8, 2009[1,8] Through October 31, 2009	$20.00	0.11	7.98	8.09	(0.09)	—	(0.09)	$28.00	40.65%	33,605	0.95%	1.37%	0.95%	1.37%	0.64%	180%
Direxion Daily Mid Cap Bear 3X Shares
For the Period November 1, 2009 Through April 30, 2010 (Unaudited)	$34.52	(0.10)	(18.27)	(18.37)	—	—	—	$16.15	(53.22)%	11,710	0.95%	1.39%	0.95%	1.39%	(0.89)%	0%
For the Period January 8, 2009[1,9] Through October 31, 2009	$120.00	(0.34)	(85.14)	(85.48)	—	—	—	$34.52	(71.23)%	16,396	0.95%	1.60%	0.95%	1.60%	(0.85)%	0%
Direxion Daily Small Cap Bull 3X Shares
For the Period November 1, 2009 Through April 30, 2010 (Unaudited)	$36.12	0.06	32.17	32.23	(0.11)	(4.67)	(4.78)	$63.57	99.60%	324,201	0.96%	1.13%	0.95%	1.12%	0.26%	75%
For the Period November 5, 2008[1,7] Through October 31, 2009	$60.00	0.13	(23.86)	(23.73)	(0.15)		(0.15)	$36.12	(39.50)%	281,739	0.95%	1.13%	0.95%	1.13%	0.50%	303%
Direxion Daily Small Cap Bear 3X Shares
For the Period November 1, 2009 Through April 30, 2010 (Unaudited)	$14.29	(0.04)	(8.33)	(8.37)	—	—	—	$5.92	(58.57)%	506,947	0.95%	1.06%	0.95%	1.06%	(0.89)%	0%
For the Period November 5, 2008[1] Through October 31, 2009	$60.00	(0.14)	(45.57)	(45.71)	—	—	—	$14.29	(76.18)%	477,844	0.95%	1.09%	0.95%	1.09%	(0.86)%	0%
Direxion Daily Developed Market Bull 3X Shares
For the Period November 1, 2009 Through April 30, 2010 (Unaudited)	$75.46	0.13	4.81	4.94	(0.29)	(13.33)	(13.62)	$66.78	5.53%	20,033	1.54%	2.09%	0.95%	1.50%	0.37%	47%
For the Period December 17, 2008[1] Through October 31, 2009	$60.00	0.70	15.36	16.06	(0.60)	—	(0.60)	$75.46	27.15%	18,865	0.95%	2.11%	0.95%	2.11%	1.37%	100%
Direxion Daily Developed Market Bear 3X Shares
For the Period November 1, 2009 Through April 30, 2010 (Unaudited)	$18.26	(0.07)	(3.50)	(3.57)	—	—	—	$14.69	(19.55)%	10,283	0.95%	2.64%	0.95%	2.64%	(0.90)%	0%
For the Period December 17, 2008[1] Through October 31, 2009	$60.00	(0.27)	(41.47)	(41.74)	—	—	—	$18.26	(69.57)%	4,566	0.95%	2.91%	0.95%	2.91%	(0.84)%	0%
Direxion Daily Emerging Market Bull 3X Shares
For the Period November 1, 2009[10] Through April 30, 2010 (Unaudited)	$29.40	0.07	8.51	8.58	—	(5.60)	(5.60)	$32.38	29.78%	330,294	0.96%	0.98%	0.95%	0.98%	0.43%	96%
For the Period December 17, 2008[1,10] Through October 31, 2009	$15.00	0.25	14.32	14.57	(0.17)	—	(0.17)	$29.40	97.28%	235,151	0.95%	1.05%	0.95%	1.04%	1.28%	160%
Direxion Daily Emerging Market Bear 3X Shares
For the Period November 1, 2009[11] Through April 30, 2010 (Unaudited)	$73.30	(0.22)	(30.55)	(30.77)	—	—	—	$42.53	(41.98)%	159,042	0.95%	0.97%	0.95%	0.97%	(0.90)%	0%
For the Period December 17, 2008[1,11] Through October 31, 2009	$600.00	(0.68)	(526.02)	(526.70)	—	—	—	$73.30	(87.78)	103,663	0.95%	1.24%	0.95%	1.24%	(0.87)%	0%
Direxion Daily China Bull 3X Shares
For the Period December 3, 2009[1] Through April 30, 2010 (Unaudited)	$40.00	(0.02)	0.65	0.63	—	—	—	$40.63	1.58%	26,406	0.95%	1.18%	0.95%	1.18%	(0.14)%	36%
Direxion Daily China Bear 3X Shares
For the Period December 3, 2009[1] Through April 30, 2010 (Unaudited)	$40.00	(0.14)	(7.68)	(7.82)	—	—	—	$32.18	(19.55)%	9,653	0.96%	1.76%	0.95%	1.75%	(0.92)%	0%
Direxion Daily Latin America Bull 3X Shares
For the Period December 3, 2009[1,7] Through April 30, 2010 (Unaudited)	$40.00	0.29	(6.20)	(5.91)	(0.08)	—	(0.08)	$34.01	(14.78)%	25,511	0.96%	1.25%	0.95%	1.23%	2.17%	0%
Direxion Daily Latin America Bear 3X Shares
For the Period December 3, 2009[1] Through April 30, 2010 (Unaudited)	$40.00	(0.16)	(2.84)	(3.00)	—	—	—	$37.00	(7.50)%	5,550	0.96%	1.93%	0.95%	1.92%	(0.92)%	0%
Direxion Daily Energy Bull 3X Shares
For the Period November 1, 2009 Through April 30, 2010 (Unaudited)	$41.85	0.12	7.08	7.20	(0.16)	(4.85)	(5.01)	$44.04	18.95%	158,562	0.96%	1.03%	0.95%	1.02%	0.61%	77%
For the Period November 6, 2008[1,7] Through October 31, 2009	$60.00	0.26	(18.18)	(17.92)	(0.23)	—	(0.23)	$41.85	(29.75)%	133,917	0.95%	1.05%	0.95%	1.05%	0.81%	518%
Direxion Daily Energy Bear 3X Shares
For the Period November 1, 2009 Through April 30, 2010 (Unaudited)	$12.63	(0.05)	(3.68)	(3.73)	—	—	—	$8.90	(29.53)%	72,963	0.95%	1.06%	0.95%	1.06%	(0.90)%	0%
For the Period November 6, 2008[1] Through October 31, 2009	$60.00	(0.15)	(47.22)	(47.37)	—	—	—	$12.63	(78.95)%	71,339	0.95%	1.13%	0.95%	1.13%	(0.86)%	0%

DIREXION SEMI-ANNUAL REPORT  109

											RATIOS/SUPPLEMENTAL DATA
			Net Realized	Net Increase									Excluding Interest
	Net Asset		and	(Decrease)	Dividends	Distribution		Net Asset		Net Assets,	Including Interest		Expense and Excise		Net Investment
	Value,		Unrealized	in Net Asset	from Net	from		Value,		End of	Expense and Excise Tax		Tax		Income (loss)	Portfolio
	Beginning	Net Investment	Gain (Loss)	Value resulting	Investment	Realized	Total	End of	Total	Period	Net	Total	Net	Total	After Expense	Turnover
	of Period	Income (Loss)[2]	on Investments	from Operations	Income	Gains	Distributions	Period	Return[3]	(000’s ommited)	Expenses[4]	Expenses[4,5]	Expenses[4]	Expenses[4]	Reimbursement[4]	Rate[6]

Direxion Daily Financial Bull 3X Shares
For the Period November 1, 2009[12] Through April 30, 2010 (Unaudited)	$22.47	0.04	11.18	11.22	(0.10)	—	(0.10)	$33.59	49.97%	1,138,585	0.96%	1.01%	0.95%	1.00%	0.34%	5%
For the Period November 6, 2008[1,7,12,13] Through October 31, 2009	$100.00	0.12	(77.47)	(77.35)	(0.18)	—	(0.18)	$22.47	(77.36)%	1,314,219	0.95%	0.98%	0.95%	0.97%	0.80%	365%
Direxion Daily Financial Bear 3X Shares
For the Period November 1, 2009 Through April 30, 2010 (Unaudited)	$22.96	(0.07)	(10.63)	(10.70)	—	—	—	$12.26	(46.60)%	1,046,247	0.95%	1.00%	0.95%	1.00%	(0.90)%	0%
For the Period November 6, 2008[1,14] Through October 31, 2009	$600.00	(0.29)	(576.75)	(577.04)	—	—	—	$22.96	(96.17)%	1,216,063	0.95%	1.00%	0.95%	1.00%	(0.86)%	0%
Direxion Daily Technology Bull 3X Shares
For the Period November 1, 2009[15] Through April 30, 2010 (Unaudited)	$33.55	(0.13)	14.68	14.55	—	(7.02)	(7.02)	$41.08	48.19%	188,968	1.34%	1.38%	0.95%	1.00%	(0.71)%	56%
For the Period December 17, 2008[1,15] Through October 31, 2009	$15.00	(0.05)	18.61	18.56	(0.01)	—	(0.01)	$33.55	123.80%	114,065	0.95%	1.07%	0.95%	1.06%	(0.23)%	206%
Direxion Daily Technology Bear 3X Shares
For the Period November 1, 2009 Through April 30, 2010 (Unaudited)	$12.57	(0.04)	(5.20)	(5.24)	—	—	—	$7.33	(41.69)%	57,911	0.95%	1.06%	0.95%	1.06%	(0.90)%	0%
For the Period December 17, 2008[1] Through October 31, 2009	$60.00	(0.12)	(47.31)	(47.43)	—	—	—	$12.57	(79.05)%	41,478	0.95%	1.21%	0.95%	1.21%	(0.87)%	0%
Direxion Daily Real Estate Bull 3X Shares
For the Period November 1, 2009[16] Through April 30, 2010 (Unaudited)	$26.78	0.46	29.40	29.86	(0.68)	(2.36)	(3.04)	$53.60	119.79%	128,634	0.96%	1.01%	0.95%	0.99%	2.69%	103%
For the Period July 16, 2009[1,7,16] Through October 31, 2009	$15.00	0.19	11.63	11.82	(0.04)	—	(0.04)	$26.78	78.71%	107,118	0.96%	1.11%	0.95%	1.10%	2.43%	132%
Direxion Daily Real Estate Bear 3X Shares
For the Period November 1, 2009 Through April 30, 2010 (Unaudited)	$21.07	(0.05)	(14.13)	(14.18)	—	(0.04)	(0.04)	$6.85	(67.35)%	76,402	0.98%	1.07%	0.95%	1.04%	(0.93)%	0%
For the Period July 16, 2009[1] Through October 31, 2009	$60.00	(0.05)	(38.88)	(38.93)	—	—	—	$21.07	(64.88)%	47,416	0.95%	1.65%	0.95%	1.65%	(0.94)%	0%
Direxion Daily Semiconductor Bull 3X Shares
For the Period March 11, 2010[1,7] Through April 30, 2010 (Unaudited)	$40.00	(0.04)	4.78	4.74	—	—	—	$44.74	11.85%	22,372	0.95%	1.60%	0.95%	1.60%	(0.60)%	0%
Direxion Daily Semiconductor Bear 3X Shares
For the Period March 11, 2010[1] Through April 30, 2010 (Unaudited)	$40.00	(0.04)	(7.81)	(7.85)	—	—	—	$32.15	(19.63)%	3,215	0.95%	3.00%	0.95%	3.00%	(0.90)%	0%
Direxion Daily 2-Year Treasury Bull 3X Shares
For the Period February 25, 2010[1] Through April 30, 2010 (Unaudited)	$40.00	(0.02)	(0.01)	(0.03)	—	—	—	$39.97	(0.08)%	3,997	0.95%	3.85%	0.95%	3.85%	(0.28)%	200%
Direxion Daily 2-Year Treasury Bear 3X Shares
For the Period February 25, 2010[1] Through April 30, 2010 (Unaudited)	$40.00	(0.06)	(0.14)	(0.20)	—	—	—	$39.80	(0.50)%	9,950	0.95%	3.19%	0.95%	3.19%	(0.91)%	0%
Direxion Daily 10-Year Treasury Bull 3X Shares
For the Period November 1, 2009 Through April 30, 2010 (Unaudited)	$51.24	0.45	(2.29)	(1.84)	(0.45)	—	(0.45)	$48.95	(3.57)%	7,343	0.95%	1.93%	0.95%	1.93%	1.87%	239%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	0.51	(8.84)	(8.33)	(0.43)	—	(0.43)	$51.24	(13.85)%	10,248	0.95%	3.14%	0.95%	3.14%	2.07%	176%
Direxion Daily 10-Year Treasury Bear 3X Shares
For the Period November 1, 2009 Through April 30, 2010 (Unaudited)	$64.03	(0.27)	(0.41)	(0.68)	—	(5.31)	(5.31)	$58.04	(1.02)%	34,822	0.96%	1.25%	0.95%	1.24%	(0.91)%	0%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	(0.29)	4.32	4.03	—	—	—	$64.03	6.72%	19,210	0.95%	2.21%	0.95%	2.21%	(0.89)%	0%
Direxion Daily 30-Year Treasury Bull 3X Shares
For the Period November 1, 2009 Through April 30, 2010 (Unaudited)	$42.56	0.45	(4.80)	(4.35)	(0.44)	(4.20)	(4.64)	$33.57	(11.06)%	11,750	0.95%	1.82%	0.95%	1.82%	2.74%	251%
For the Period April 16, 2009[1,7] Through October 31, 2009	$60.00	0.64	(17.70)	(17.06)	(0.38)	—	(0.38)	$42.56	(28.43)%	12,768	0.95%	1.98%	0.95%	1.98%	2.84%	215%
Direxion Daily 30-Year Treasury Bear 3X Shares
For the Period November 1, 2009[7] Through April 30, 2010 (Unaudited)	$64.89	(0.29)	1.77	1.48	—	(7.35)	(7.35)	$59.02	2.37%	174,102	0.95%	0.95%	0.95%	0.95%	(0.91)%	0%
For the Period April 16, 2009[1,7] Through October 31, 2009	$60.00	(0.32)	5.21	4.89	—	—	—	$64.89	8.15%	90,852	0.95%	1.10%	0.95%	1.10%	(0.89)%	0%

[1]	Commencement of investment operations.
[2]	Based on average shares outstanding.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.
[4]	Annualized.
[5]	Net expenses include interest expense and excise tax which may cause a Fund to exceed its expense cap.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[7]	Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s changes in net realized and unrealized gain (loss) on investment securies, in-kind transactions, swaps and options for the period.
[8]	On May 5, 2010, the Direxion Daily Mid Cap Bull 3X Shares had a 3:1 forward stock spilt. Per share data for the period prior to May 5, 2010 has been adjusted to give effect to 3:1 forward stock spilt.
[9]	On June 25, 2009, the Direxion Daily Mid Cap Bear 3X Shares had a 1:2 reverse stock spilt. Per share data for the period prior to June 25, 2009 has been adjusted to give effect to 1:2 reverse stock spilt.
[10]	On May 5, 2010, the Direxion Daily Emerging Market Bull 3X Shares had a 4:1 forward stock spilt. Per share data for the period prior to May 5, 2010 has been adjusted to give effect to 4:1 forward stock spilt.
[11]	On March 4, 2010, the Direxion Daily Emerging Market Bear 3X Shares had a 1:10 reverse stock spilt. Per share data for the period prior to March 4, 2010 has been adjusted to give effect to 1:10 reverse stock spilt.
[12]	On May 5, 2010, the Direxion Daily Financial Bull 3X Shares had a 3:1 forward stock spilt. Per share data for the period prior to May 5, 2010 has been adjusted to give effect to 3:1 forward stock spilt.
[13]	On July 9, 2009, the Direxion Daily Financial Bull 3X Shares had a 1:5 reverse stock spilt. Per share data for the period prior to July 9, 2009 has been adjusted to give effect to 1:5 reverse stock spilt.
[14]	On July 9, 2009, the Direxion Daily Financial Bear 3X Shares had a 1:10 reverse stock spilt. Per share data for the period prior to July 9, 2009 has been adjusted to give effect to 1:10 reverse stock spilt.
[15]	On May 5, 2010, the Direxion Daily Technology Bull 3X Shares had a 4:1 forward stock spilt. Per share data for the period prior to May 5, 2010 has been adjusted to give effect to 4:1 forward stock spilt.
[16]	On May 5, 2010, the Direxion Daily Real Estate Bull 3X Shares had a 4:1 forward stock spilt. Per share data for the period prior to May 5, 2010 has been adjusted to give effect to 4:1 forward stock spilt.

110  DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2010 (Unaudited)

1.	ORGANIZATION

The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that offers 102 Funds (each, a “Fund” and together the “Funds”) of which 34 are included in this report:

Direxion Daily BRIC Bull 2X Shares	Direxion Daily BRIC Bear 2X Shares
Direxion Daily India Bull 2X Shares	Direxion Daily India Cap Bear 2X Shares
Direxion Daily Large Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares
Direxion Daily Latin America Bull 3X Shares	Direxion Daily Latin America Bear 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily 2-Year Treasury Bull 3X Shares	Direxion Daily 2-Year Treasury Bear 3X Shares
Direxion Daily 10-Year Treasury Bull 3X Shares	Direxion Daily 10-Year Treasury Bear 3X Shares
Direxion Daily 30-Year Treasury Bull 3X Shares	Direxion Daily 30-Year Treasury Bear 3X Shares

The Funds investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark.

Funds	Index or Benchmark	Daily Target

Direxion Daily BRIC Bull 2X Shares		200%
Direxion Daily BRIC Bear 2X Shares	BNY Mellon BRIC Select ADR® Index	-200%

Direxion Daily India Bull 2X Shares		200%
Direxion Daily India Bear 2X Shares	Indus India Index	-200%

Direxion Daily Large Cap Bull 3X Shares		300%
Direxion Daily Large Cap Bear 3X Shares	Russell 1000 Index	-300%

Direxion Daily Mid Cap Bull 3X Shares		300%
Direxion Daily Mid Cap Bear 3X Shares	Russell Midcap Index	-300%

Direxion Daily Small Cap Bull 3X Shares		300%
Direxion Daily Small Cap Bear 3X Shares	Russell 2000 Index	-300%

Direxion Daily Developed Markets Bull 3X Shares		300%
Direxion Daily Developed Markets Bear 3X Shares	MSCI EAFE Index	-300%

Direxion Daily Emerging Markets Bull 3X Shares		300%
Direxion Daily Emerging Markets Bear 3X Shares	MSCI Emerging Markets IndexSM	-300%

Direxion Daily China Bull 3X Shares		300%
Direxion Daily China Bear 3X Shares	BNY Mellon China Select ADR Index	-300%

DIREXION SEMI-ANNUAL REPORT  111

Funds	Index or Benchmark	Daily Target

Direxion Daily Latin America Bull 3X Shares		300%
Direxion Daily Latin America Bear 3X Shares	S&P Latin America 40 Index	-300%

Direxion Daily Energy Bull 3X Shares		300%
Direxion Daily Energy Bear 3X Shares	Russell 1000 Energy Index	-300%

Direxion Daily Financial Bull 3X Shares		300%
Direxion Daily Financial Bear 3X Shares	Russell 1000 Financial Services Index	-300%

Direxion Daily Technology Bull 3X Shares		300%
Direxion Daily Technology Bear 3X Shares	Russell 1000 Technology Index	-300%

Direxion Daily Real Estate Bull 3X Shares		300%
Direxion Daily Real Estate Bear 3X Shares	MSCI US REIT Index	-300%

Direxion Daily Semiconductor Bull 3X Shares		300%
Direxion Daily Semiconductor Bear 3X Shares	PHLX Semiconductor Sector Index	-300%

Direxion Daily 2-Year Treasury Bull 3X Shares		300%
Direxion Daily 2-Year Treasury Bear 3X Shares	NYSE Current 2-Year U.S. Treasury Index	-300%

Direxion Daily 10-Year Treasury Bull 3X Shares		300%
Direxion Daily 10-Year Treasury Bear 3X Shares	NYSE Current 10-Year U.S. Treasury Index	-300%

Direxion Daily 30-Year Treasury Bull 3X Shares		300%
Direxion Daily 30-Year Treasury Bear 3X Shares	NYSE Current 30-Year U.S. Treasury Index	-300%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements:

a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Funds do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early each of the Funds calculate its NAV as of the time of the recommended close, usually 2:00pm Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ Global Market» (“NASDAQ”) for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ® each business day. Over-the-counter (“OTC”) securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees (the “Board”).

b) Swap Contracts – Each Fund may enter into equity swap contracts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

112  DIREXION SEMI-ANNUAL REPORT

In a “long” equity swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commissions paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. These swap contracts do not include the delivery by the Funds to the counterparty of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations owed over the obligations owed to the Fund with respect to each swap is accrued on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities or to hedge a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments.

The Funds will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest and commissions paid by the Fund on the notional amount. These swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of a Fund’s obligations owed over the obligations owed to the Fund with respect to each swap is accrued on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value (“NAV”) at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the “long” swaps discussed above, except that the counterparty makes the payments ascribed above to the Fund, and the Fund makes the payments ascribed above to the counterparty. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the unrealized gain/loss reflected. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the NAV of the Fund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of the swap contract and the price of the underlying investments, and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and

DIREXION SEMI-ANNUAL REPORT  113

established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

c) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

d) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

e) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

f) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

g) Distributions to Shareholders – Each Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The differences between book cost of investments and tax cost of investments are primarily attributable to tax deferral of losses on wash sales, mark to market of unrealized gains on PFICs and basis adjustments on investments in REITs.

At April 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows*:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Funds	Cost	Appreciation	Depreciation	(Depreciation)

Direxion Daily BRIC Bull 2X Shares	$3,987,546	$62,932	$(88,188)	$(25,256)
Direxion Daily BRIC Bear 2X Shares	3,955,124	—	—	—
Direxion Daily India Bull 2X Shares	6,565,062	—	(680)	(680)
Direxion Daily India Bear 2X Shares	3,869,712	—	—	—
Direxion Daily Large Cap Bull 3X Shares	251,564,441	22,699,340	(55,100,540)	(32,401,200)
Direxion Daily Large Cap Bear 3X Shares	596,272,677	—	(285,197,690)	(285,197,690)
Direxion Daily Mid Cap Bull 3X Shares	38,854,293	8,248,781	(95,991)	8,152,790

114  DIREXION SEMI-ANNUAL REPORT

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Funds	Cost	Appreciation	Depreciation	(Depreciation)

Direxion Daily Mid Cap Bear 3X Shares	$26,370,828	$—	$(8,984,398)	$(8,984,398)
Direxion Daily Small Cap Bull 3X Shares	321,991,223	35,505,632	(39,884,785)	(4,379,153)
Direxion Daily Small Cap Bear 3X Shares	863,825,546	—	(240,493,799)	(240,493,799)
Direxion Daily Developed Markets Bull 3X Shares	18,597,077	1,874,615	(47,448)	1,827,167
Direxion Daily Developed Markets Bear 3X Shares	14,076,952	—	(3,440,080)	(3,440,080)
Direxion Daily Emerging Markets Bull 3X Shares	320,637,831	1,139,816	(2,636,276)	(1,496,460)
Direxion Daily Emerging Markets Bear 3X Shares	244,013,840	—	(45,891,980)	(45,891,980)
Direxion Daily China Bull 3X Shares	25,213,646	1,737,039	(913,810)	823,229
Direxion Daily China Bear 3X Shares	10,247,831	—	—	—
Direxion Daily Latin America Bull 3X Shares	25,057,928	838,641	(583,578)	255,063
Direxion Daily Latin America Bear 3X Shares	6,609,214	—	—	—
Direxion Daily Energy Bull 3X Shares	169,990,232	4,632,961	(12,252,310)	(7,619,349)
Direxion Daily Energy Bear 3X Shares	84,070,837	—	(3,216,667)	(3,216,667)
Direxion Daily Financial Bull 3X Shares	1,313,856,655	19,572,443	(223,265,221)	(203,692,778)
Direxion Daily Financial Bear 3X Shares	2,637,215,695	—	(1,414,508,741)	(1,414,508,741)
Direxion Daily Technology Bull 3X Shares	176,761,795	16,814,953	(493,841)	16,321,112
Direxion Daily Technology Bear 3X Shares	78,348,293	—	(12,138,556)	(12,138,556)
Direxion Daily Real Estate Bull 3X Shares	134,185,866	10,316,371	(9,803,272)	513,099
Direxion Daily Real Estate Bear 3X Shares	97,366,877	—	(8,380,465)	(8,380,465)
Direxion Daily Semiconductor Bull 3X Shares	23,986,231	177,309	(490,857)	(313,548)
Direxion Daily Semiconductor Bear 3X Shares	3,463,820	—	—	—
Direxion Daily 2-Year Treasury Bull 3X Shares	3,989,800	7,968	—	7,968
Direxion Daily 2-Year Treasury Bear 3X Shares	10,016,003	—	—	—
Direxion Daily 10-Year Treasury Bull 3X Shares	7,879,132	—	(627,415)	(627,415)
Direxion Daily 10-Year Treasury Bear 3X Shares	36,962,305	—	(968,104)	(968,104)
Direxion Daily 30-Year Treasury Bull 3X Shares	12,180,002	89,746	(827,369)	(737,623)
Direxion Daily 30-Year Treasury Bear 3X Shares	206,680,208	—	(20,640,065)	(20,640,065)

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The tax character of distributions paid during the six-month period ended April 30, 2010 and period ended October 31, 2009 were as follows:

	Six-Months Ended April 30, 2010		Period Ended October 31, 2009
	Distributions Paid	Distributions Paid	Distributions Paid	Distributions Paid
	From Ordinary	From Long Term	From Ordinary	From Long Term
Funds	Income	Capital Gain	Income	Capital Gain

Direxion Daily BRIC Bull 2X Shares	$—	$—	$—	$—
Direxion Daily BRIC Bear 2X Shares	—	—	—	—
Direxion Daily India Bull 2X Shares	—	—	—	—
Direxion Daily India Bear 2X Shares	—	—	—	—
Direxion Daily Large Cap Bull 3X Shares	34,003,495	7,833	3,209,344	—
Direxion Daily Large Cap Bear 3X Shares	—	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	6,681,228	7,984	93,752	—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	35,325,930	77,400	994,078	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	3,488,157	—	140,353	—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	46,454,177	—	1,205,849	—
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—
Direxion Daily China Bull 3X Shares	—	—	—	—
Direxion Daily China Bear 3X Shares	—	—	—	—

DIREXION SEMI-ANNUAL REPORT  115

	Six-Months Ended April 30, 2010		Period Ended October 31, 2009
	Distributions Paid	Distributions Paid	Distributions Paid	Distributions Paid
	From Ordinary	From Long Term	From Ordinary	From Long Term
Funds	Income	Capital Gain	Income	Capital Gain

Direxion Daily Latin America Bull 3X Shares	$69,822	$—	$—	$—
Direxion Daily Latin America Bear 3X Shares	—	—	—	—
Direxion Daily Energy Bull 3X Shares	17,143,912	—	1,076,389	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—
Direxion Daily Financial Bull 3X Shares	2,362,621	—	7,324,266	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—
Direxion Daily Technology Bull 3X Shares	27,816,112	—	33,303	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	9,383,854	70,821	113,010	—
Direxion Daily Real Estate Bear 3X Shares	396,922	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—
Direxion Daily 2-Year Treasury Bull 3X Shares	—	—	—	—
Direxion Daily 2-Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily 10-Year Treasury Bull 3X Shares	89,160	—	43,434	—
Direxion Daily 10-Year Treasury Bear 3X Shares	1,628,354	—	—	—
Direxion Daily 30-Year Treasury Bull 3X Shares	1,399,825	—	117,943	—
Direxion Daily 30-Year Treasury Bear 3X Shares	10,655,615	—	—	—

At October 31, 2009, for Federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains through the year indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Capital Loss
Available
Funds	Through 2017

Direxion Daily BRIC Bull 2X Shares	$—
Direxion Daily BRIC Bear 2X Shares	—
Direxion Daily India Bull 2X Shares	—
Direxion Daily India Bear 2X Shares	—
Direxion Daily Large Cap Bull 3X Shares	—
Direxion Daily Large Cap Bear 3X Shares	—
Direxion Daily Mid Cap Bull 3X Shares	—
Direxion Daily Mid Cap Bear 3X Shares	5,743,778
Direxion Daily Small Cap Bull 3X Shares	—
Direxion Daily Small Cap Bear 3X Shares	41,155,587
Direxion Daily Developed Markets Bull 3X Shares	—
Direxion Daily Developed Markets Bear 3X Shares	2,982,535
Direxion Daily Emerging Markets Bull 3X Shares	—
Direxion Daily Emerging Markets Bear 3X Shares	24,388,554
Direxion Daily China Bull 3X Shares	—
Direxion Daily China Bear 3X Shares	—
Direxion Daily Latin America Bull 3X Shares	—
Direxion Daily Latin America Bear 3X Shares	—
Direxion Daily Energy Bull 3X Shares	—
Direxion Daily Energy Bear 3X Shares	25,942,062
Direxion Daily Financial Bull 3X Shares	—
Direxion Daily Financial Bear 3X Shares	833,736,449
Direxion Daily Technology Bull 3X Shares	—

116  DIREXION SEMI-ANNUAL REPORT

Capital Loss
Available
Funds	Through 2017

Direxion Daily Technology Bear 3X Shares	$13,642,542
Direxion Daily Real Estate Bull 3X Shares	—
Direxion Daily Real Estate Bear 3X Shares	—
Direxion Daily Semiconductor Bull 3X Shares	—
Direxion Daily Semiconductor Bear 3X Shares	—
Direxion Daily 2-Year Treasury Bull 3X Shares	—
Direxion Daily 2-Year Treasury Bear 3X Shares	—
Direxion Daily 10-Year Treasury Bull 3X Shares	383,185
Direxion Daily 10-Year Treasury Bear 3X Shares	—
Direxion Daily 30-Year Treasury Bull 3X Shares	—
Direxion Daily 30-Year Treasury Bear 3X Shares	—

Financial reporting rules prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expense on the Statements of Operations. Management has determined that there is no impact resulting from the application of this to the Funds’ financial statements.

Financial reporting rules require management of the Funds to analyze all open tax years as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended October 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. As of October 31, 2009 open Federal and state income tax years include the tax year ended October 31, 2009. The Funds have no examinations in progress.

h) Indemnification – The Trust Instrument disclaims liability of the shareholders of the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification from the Trust’s property for all loss and expense of any Fund shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

i) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

DIREXION SEMI-ANNUAL REPORT  117

Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction.

4.	INVESTMENT TRANSACTIONS

During the period ended April 30, 2010, the aggregate purchases and sales of investments (excluding cost of in-kind transactions, proceeds from in-kind sales, short-term investments, and swaps contracts) were:

Funds	Purchases	Sales

Direxion Daily BRIC Bull 2X Shares	$3,220,425	$33,230
Direxion Daily BRIC Bear 2X Shares	—	—
Direxion Daily India Bull 2X Shares	259,504	—
Direxion Daily India Bear 2X Shares	—	—
Direxion Daily Large Cap Bull 3X Shares	116,170,518	96,886,176
Direxion Daily Large Cap Bear 3X Shares	—	—
Direxion Daily Mid Cap Bull 3X Shares	11,116,641	14,147,524
Direxion Daily Mid Cap Bear 3X Shares	—	—
Direxion Daily Small Cap Bull 3X Shares	201,701,756	156,447,482
Direxion Daily Small Cap Bear 3X Shares	—	—
Direxion Daily Developed Markets Bull 3X Shares	7,514,121	8,365,286
Direxion Daily Developed Markets Bear 3X Shares	—	—
Direxion Daily Emerging Markets Bull 3X Shares	370,352,734	260,202,188
Direxion Daily Emerging Markets Bear 3X Shares	—	—
Direxion Daily China Bull 3X Shares	29,290,731	6,718,724
Direxion Daily China Bear 3X Shares	—	—
Direxion Daily Latin America Bull 3X Shares	20,071,806	58,858
Direxion Daily Latin America Bear 3X Shares	—	—
Direxion Daily Energy Bull 3X Shares	131,470,261	104,914,242
Direxion Daily Energy Bear 3X Shares	—	—
Direxion Daily Financial Bull 3X Shares	486,886,594	44,874,038
Direxion Daily Financial Bear 3X Shares	—	—
Direxion Daily Technology Bull 3X Shares	170,936,784	79,888,834
Direxion Daily Technology Bear 3X Shares	—	—
Direxion Daily Real Estate Bull 3X Shares	105,158,741	138,552,891
Direxion Daily Real Estate Bear 3X Shares	—	—
Direxion Daily Semiconductor Bull 3X Shares	17,560,029	—
Direxion Daily Semiconductor Bear 3X Shares	—	—
Direxion Daily 2-Year Treasury Bull 3X Shares	9,013,360	6,005,625
Direxion Daily 2-Year Treasury Bear 3X Shares	—	—
Direxion Daily 10-Year Treasury Bull 3X Shares	18,347,844	21,301,006
Direxion Daily 10-Year Treasury Bear 3X Shares	—	—
Direxion Daily 30-Year Treasury Bull 3X Shares	22,266,564	24,164,532
Direxion Daily 30-Year Treasury Bear 3X Shares	—	—

For the period ended April 30, 2010, the cost of in-kind transactions and proceeds from in-kind sales were as follows:

Purchases
Funds	Received	Sales

Direxion Daily BRIC Bull 2X Shares	$—	$—
Direxion Daily BRIC Bear 2X Shares	—	—
Direxion Daily India Bull 2X Shares	—	—
Direxion Daily India Bear 2X Shares	—	—
Direxion Daily Large Cap Bull 3X Shares	139,859,030	169,151,828
Direxion Daily Large Cap Bear 3X Shares	—	—
Direxion Daily Mid Cap Bull 3X Shares	619	69
Direxion Daily Mid Cap Bear 3X Shares	—	—
Direxion Daily Small Cap Bull 3X Shares	31,335,095	109,051,346
Direxion Daily Small Cap Bear 3X Shares	—	—

118  DIREXION SEMI-ANNUAL REPORT

Purchases
Funds	Received	Sales

Direxion Daily Developed Markets Bull 3X Shares	$—	$—
Direxion Daily Developed Markets Bear 3X Shares	—	—
Direxion Daily Emerging Markets Bull 3X Shares	25,697,663	110,827,575
Direxion Daily Emerging Markets Bear 3X Shares	—	—
Direxion Daily China Bull 3X Shares	—	—
Direxion Daily China Bear 3X Shares	—	—
Direxion Daily Latin America Bull 3X Shares	—	—
Direxion Daily Latin America Bear 3X Shares	—	—
Direxion Daily Energy Bull 3X Shares	191,050,846	208,737,614
Direxion Daily Energy Bear 3X Shares	—	—
Direxion Daily Financial Bull 3X Shares	705,882,871	1,641,494,334
Direxion Daily Financial Bear 3X Shares	—	—
Direxion Daily Technology Bull 3X Shares	—	52,521,427
Direxion Daily Technology Bear 3X Shares	—	—
Direxion Daily Real Estate Bull 3X Shares	111,842,433	78,489,353
Direxion Daily Real Estate Bear 3X Shares	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—
Direxion Daily 2-Year Treasury Bull 3X Shares	—	—
Direxion Daily 2-Year Treasury Bear 3X Shares	—	—
Direxion Daily 10-Year Treasury Bull 3X Shares	—	—
Direxion Daily 10-Year Treasury Bear 3X Shares	—	—
Direxion Daily 30-Year Treasury Bull 3X Shares	—	—
Direxion Daily 30-Year Treasury Bear 3X Shares	—	—

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets. Each Fund is responsible for its own operating expenses.

The Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed 0.95% of daily net assets. Any expense waiver is subject to reimbursement by the Funds, as applicable, within the following three years if overall expenses fall below these percentage limitations.

For the six-months ended April 30, 2010, the Adviser reimbursed expenses as follows:

Expenses
Funds	Reimbursed

Direxion Daily BRIC Bull 2X Shares	$11,916
Direxion Daily BRIC Bear 2X Shares	10,957
Direxion Daily India Bull 2X Shares	10,323
Direxion Daily India Bear 2X Shares	9,435
Direxion Daily Large Cap Bull 3X Shares	159,769
Direxion Daily Large Cap Bear 3X Shares	176,757
Direxion Daily Mid Cap Bull 3X Shares	48,843
Direxion Daily Mid Cap Bear 3X Shares	29,536
Direxion Daily Small Cap Bull 3X Shares	230,925
Direxion Daily Small Cap Bear 3X Shares	266,119
Direxion Daily Developed Markets Bull 3X Shares	58,673
Direxion Daily Developed Markets Bear 3X Shares	58,804
Direxion Daily Emerging Markets Bull 3X Shares	47,155
Direxion Daily Emerging Markets Bear 3X Shares	16,787
Direxion Daily China Bull 3X Shares	20,953
Direxion Daily China Bear 3X Shares	23,782
Direxion Daily Latin America Bull 3X Shares	24,365
Direxion Daily Latin America Bear 3X Shares	23,716
Direxion Daily Energy Bull 3X Shares	58,673

DIREXION SEMI-ANNUAL REPORT  119

Expenses
Funds	Reimbursed

Direxion Daily Energy Bear 3X Shares	$32,960
Direxion Daily Financial Bull 3X Shares	284,859
Direxion Daily Financial Bear 3X Shares	273,092
Direxion Daily Technology Bull 3X Shares	44,901
Direxion Daily Technology Bear 3X Shares	25,442
Direxion Daily Real Estate Bull 3X Shares	28,403
Direxion Daily Real Estate Bear 3X Shares	31,493
Direxion Daily Semiconductor Bull 3X Shares	10,878
Direxion Daily Semiconductor Bear 3X Shares	9,793
Direxion Daily 2-Year Treasury Bull 3X Shares	20,529
Direxion Daily 2-Year Treasury Bear 3X Shares	20,185
Direxion Daily 10-Year Treasury Bull 3X Shares	46,648
Direxion Daily 10-Year Treasury Bear 3X Shares	38,554
Direxion Daily 30-Year Treasury Bull 3X Shares	45,986
Direxion Daily 30-Year Treasury Bear 3X Shares	81

The amounts available for potential future recoupment by the Adviser and the expiration schedule at April 30, 2010 are as follows:

		Potential Recoupment
	Total Potential	Amounts Expiring
Funds	Recoupment Amount	October 31, 2012	April 30, 2013

Direxion Daily BRIC Bull 2X Shares	$11,916	$—	$11,916
Direxion Daily BRIC Bear 2X Shares	10,957	—	10,957
Direxion Daily India Bull 2X Shares	10,323	—	10,323
Direxion Daily India Bear 2X Shares	9,435	—	9,435
Direxion Daily Large Cap Bull 3X Shares	653,875	494,106	159,769
Direxion Daily Large Cap Bear 3X Shares	543,613	366,856	176,757
Direxion Daily Mid Cap Bull 3X Shares	122,077	73,234	48,843
Direxion Daily Mid Cap Bear 3X Shares	84,001	54,465	29,536
Direxion Daily Small Cap Bull 3X Shares	594,119	363,194	230,925
Direxion Daily Small Cap Bear 3X Shares	541,468	275,349	266,119
Direxion Daily Developed Markets Bull 3X Shares	169,359	110,686	58,673
Direxion Daily Developed Markets Bear 3X Shares	165,951	107,147	58,804
Direxion Daily Emerging Markets Bull 3X Shares	136,429	89,274	47,155
Direxion Daily Emerging Markets Bear 3X Shares	117,654	100,867	16,787
Direxion Daily China Bull 3X Shares	20,953	—	20,953
Direxion Daily China Bear 3X Shares	23,782	—	23,782
Direxion Daily Latin America Bull 3X Shares	24,365	—	24,365
Direxion Daily Latin America Bear 3X Shares	23,716	—	23,716
Direxion Daily Energy Bull 3X Shares	191,665	132,992	58,673
Direxion Daily Energy Bear 3X Shares	102,806	69,846	32,960
Direxion Daily Financial Bull 3X Shares	509,598	224,739	284,859
Direxion Daily Financial Bear 3X Shares	696,559	423,467	273,092
Direxion Daily Technology Bull 3X Shares	103,426	58,525	44,901
Direxion Daily Technology Bear 3X Shares	76,812	51,370	25,442
Direxion Daily Real Estate Bull 3X Shares	58,419	30,016	28,403
Direxion Daily Real Estate Bear 3X Shares	70,448	38,955	31,493
Direxion Daily Semiconductor Bull 3X Shares	10,878	—	10,878
Direxion Daily Semiconductor Bear 3X Shares	9,793	—	9,793
Direxion Daily 2-Year Treasury Bull 3X Shares	20,529	—	20,529
Direxion Daily 2-Year Treasury Bear 3X Shares	20,185	—	20,185
Direxion Daily 10-Year Treasury Bull 3X Shares	108,801	62,153	46,648
Direxion Daily 10-Year Treasury Bear 3X Shares	99,410	60,856	38,554

120  DIREXION SEMI-ANNUAL REPORT

		Potential Recoupment
	Total Potential	Amounts Expiring
Funds	Recoupment Amount	October 31, 2012	April 30, 2013

Direxion Daily 30-Year Treasury Bull 3X Shares	$105,913	$59,927	$45,986
Direxion Daily 30-Year Treasury Bear 3X Shares	44,956	44,875	81

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees are currently being charged by any Fund, and there are currently no plans to impose these fees.

6.	SUMMARY OF FAIR VALUE DISCLOSURE

The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments at April 30, 2010:

	Direxion Daily BRIC Bull 2X Shares				Direxion Daily BRIC Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$2,065,178	$—	$—	$2,065,178	$—	$—	$—	$—
Preferred Shares	1,091,604	—	—	1,091,604	—	—	—	—
Short-Term Investments	805,508	—	—	805,508	3,955,124	—	—	3,955,124
Other Financial Instruments*	—	(28,826)	—	(28,826)	—	(8,127)	—	(8,127)

	Direxion Daily India Bull 2X Shares				Direxion Daily India Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Investment Companies	$258,825	$—	$—	$258,825	$—	$—	$—	$—
Short-Term Investments	6,305,557	—	—	6,305,557	3,869,712	—	—	3,869,712
Other Financial Instruments*	—	(51,610)	—	(51,610)	—	(84,327)	—	(84,327)

	Direxion Daily Large Cap Bull 3X Shares				Direxion Daily Large Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$165,131,847	$—	$—	$165,131,847	$—	$—	$—	$—
Short-Term Investments	54,031,394	—	—	54,031,394	311,074,987	—	—	311,074,987
Other Financial Instruments*	—	53,550,467	—	53,550,467	—	(54,476,169)	—	(54,476,169)

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$32,535,298	$—	$—	$32,535,298	$—	$—	$—	$—
Short-Term Investments	14,471,785	—	—	14,471,785	17,386,430	—	—	17,386,430
Other Financial Instruments*	—	16,305,282	—	16,305,282	—	(5,659,299)	—	(5,659,299)

DIREXION SEMI-ANNUAL REPORT  121

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$242,478,691	$—	$—	$242,478,691	$—	$—	$—	$—
Short-Term Investments	75,133,379	—	—	75,133,379	623,331,747	—	—	623,331,747
Other Financial Instruments*	—	41,375,605	—	41,375,605	—	(115,475,437)	—	(115,475,437)

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$15,660,352	$—	$—	$15,660,352	$—	$—	$—	$—
Investment Companies	97,238	—	—	97,238	—	—	—	—
Short-Term Investments	4,666,654	—	—	4,666,654	10,636,872	—	—	10,636,872
Other Financial Instruments*	—	106,590	—	106,590	—	(350,117)	—	(350,117)

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$184,106,122	$—	$—	$184,106,122	$—	$—	$—	$—
Preferred Shares	52,257,680	—	—	52,257,680	—	—	—	—
Short-Term Investments	82,777,569	—	—	82,777,569	198,121,860	—	—	198,121,860
Other Financial Instruments*	—	32,594,153	—	32,594,153	—	(21,675,418)	—	(21,675,418)

	Direxion Daily China Bull 3X Shares				Direxion Daily China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$22,852,803	$—	$—	$22,852,803	$—	$—	$—	$—
Short-Term Investments	3,184,072	—	—	3,184,072	10,247,831	—	—	10,247,831
Other Financial Instruments*	—	3,171,250	—	3,171,250	—	(589,020)	—	(589,020)

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily Latin America Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$10,520,703	$—	$—	$10,520,703	$—	$—	$—	$—
Preferred Shares	9,743,147	—	—	9,743,147	—	—	—	—
Short-Term Investments	5,049,141	—	—	5,049,141	6,609,214	—	—	6,609,214
Other Financial Instruments*	—	3,410,834	—	3,410,834	—	(1,063,603)	—	(1,063,603)

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$131,377,864	$—	$—	$131,377,864	$—	$—	$—	$—
Short-Term Investments	30,993,019	—	—	30,993,019	80,854,170	—	—	80,854,170
Other Financial Instruments*	—	17,400,972	—	17,400,972	—	(7,802,725)	—	(7,802,725)

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$647,492,320	$—	$—	$647,492,320	$—	$—	$—	$—
Short-Term Investments	462,671,557	—	—	462,671,557	1,222,706,954	—	—	1,222,706,954
Other Financial Instruments*	—	188,218,014	—	188,218,014	—	(167,435,467)	—	(167,435,467)

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$139,232,578	$—	$—	$139,232,578	$—	$—	$—	$—
Short-Term Investments	53,850,329	—	—	53,850,329	66,209,737	—	—	66,209,737
Other Financial Instruments*	—	22,270,681	—	22,270,681	—	(8,133,850)	—	(8,133,850)

122  DIREXION SEMI-ANNUAL REPORT

	Direxion Daily Real Estate Bull 3X Shares				Direxion Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$112,307,634	$—	$—	$112,307,634	$—	$—	$—	$—
Short-Term Investments	22,391,331	—	—	22,391,331	88,986,412	—	—	88,986,412
Other Financial Instruments*	—	29,827,063	—	29,827,063	—	(16,137,045)	—	(16,137,045)

	Direxion Daily Semiconductor Bull 3X
	Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$17,246,481	$—	$—	$17,246,481	$—	$—	$—	$—
Short-Term Investments	6,426,202	—	—	6,426,202	3,463,820	—	—	3,463,820
Other Financial Instruments*	—	(954,355)	—	(954,355)	—	(241,842)	—	(241,842)

	Direxion Daily 2-Year Treasury Bull 3X Shares				Direxion Daily 2-Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Treasury Notes	$—	$3,004,219	$—	$3,004,219	$—	$—	$—	$—
Short-Term Investments	993,549	—	—	993,549	10,016,003	—	—	10,016,003
Other Financial Instruments*	—	3,402	—	3,402	—	(56,774)	—	(56,774)

	Direxion Daily 10-Year Treasury Bull 3X Shares				Direxion Daily 10-Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Treasury Notes	$—	$5,982,187	$—	$5,982,187	$—	$—	$—	$—
Short-Term Investments	1,269,530	—	—	1,269,530	35,994,201	—	—	35,994,201
Other Financial Instruments*	—	68,421	—	68,421	—	(1,102,081)	—	(1,102,081)

	Direxion Daily 30-Year Treasury Bull 3X				Direxion Daily 30-Year Treasury Bear 3X
	Shares				Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Treasury Bonds	$—	$9,143,437	$—	$9,143,437	$—	$—	$—	$—
Short-Term Investments	2,298,942	—	—	2,298,942	186,040,143	—	—	186,040,143
Other Financial Instruments*	—	564,115	—	564,115	—	(11,306,837)	—	(11,306,837)

*	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

7.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

Each Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. As of April 30, 2010, the Funds were invested in swap contracts.

At April 30, 2010, the fair value of derivative instruments were as follows:

	Asset derivatives[1]
	Equity risk	Total

Direxion Daily BRIC Bull 2X Shares	$—	$—
Direxion Daily BRIC Bear 2X Shares	3,182	3,182
Direxion Daily India Bull 3X Shares	139,049	139,049
Direxion Daily India Bear 3X Shares	10,253	10,253
Direxion Daily Large Cap Bull 3X Shares	54,101,373	54,101,373
Direxion Daily Large Cap Bear 3X Shares	—	—

DIREXION SEMI-ANNUAL REPORT  123

	Asset derivatives[1]
	Equity risk	Total

Direxion Daily Mid Cap Bull 3X Shares	16,492,394	16,492,394
Direxion Daily Mid Cap Bear 3X Shares	—	—
Direxion Daily Small Cap Bull 3X Shares	46,611,866	46,611,866
Direxion Daily Small Cap Bear 3X Shares	—	—
Direxion Daily Developed Markets Bull 3X Shares	311,900	311,900
Direxion Daily Developed Markets Bear 3X Shares	20,501	20,501
Direxion Daily Emerging Markets Bull 3X Shares	33,414,972	33,414,972
Direxion Daily Emerging Markets Bear 3X Shares	—	—
Direxion Daily China Bull 3X Shares	3,248,575	3,248,575
Direxion Daily China Bear 3X Shares	—	—
Direxion Daily Latin America Bull 3X Shares	3,431,506	3,431,506
Direxion Daily Latin America Bear 3X Shares	—	—
Direxion Daily Energy Bull 3X Shares	17,400,972	17,400,972
Direxion Daily Energy Bear 3X Shares	—	—
Direxion Daily Financial Bull 3X Shares	188,218,014	188,218,014
Direxion Daily Financial Bear 3X Shares	—	—
Direxion Daily Technology Bull 3X Shares	22,270,681	22,270,681
Direxion Daily Technology Bear 3X Shares	—	—
Direxion Daily Real Estate Bull 3X Shares	30,619,306	30,619,306
Direxion Daily Real Estate Bear 3X Shares	—	—
Direxion Daily Semiconductor Bull 3X Shares	491,841	491,841
Direxion Daily Semiconductor Bear 3X Shares	54,637	54,637
Direxion Daily 2-Year Treasury Bull 3X Shares	3,402	3,402
Direxion Daily 2-Year Treasury Bear 3X Shares	—	—
Direxion Daily 10-Year Treasury Bull 3X Shares	87,928	87,928
Direxion Daily 10-Year Treasury Bear 3X Shares	—	—
Direxion Daily 30-Year Treasury Bull 3X Shares	564,115	564,115
Direxion Daily 30-Year Treasury Bear 3X Shares	—	—

1Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

	Liability derivatives[1]
	Equity risk	Total

Direxion Daily BRIC Bull 2X Shares	$28,826	$28,826
Direxion Daily BRIC Bear 2X Shares	11,309	11,309
Direxion Daily India Bull 2X Shares	190,659	190,659
Direxion Daily India Bear 2X Shares	94,580	94,580
Direxion Daily Large Cap Bull 3X Shares	550,906	550,906
Direxion Daily Large Cap Bear 3X Shares	54,476,169	54,476,169
Direxion Daily Mid Cap Bull 3X Shares	187,112	187,112
Direxion Daily Mid Cap Bear 3X Shares	5,659,299	5,659,299
Direxion Daily Small Cap Bull 3X Shares	5,236,261	5,236,261
Direxion Daily Small Cap Bear 3X Shares	115,475,437	115,475,437
Direxion Daily Developed Markets Bull 3X Shares	205,310	205,310
Direxion Daily Developed Markets Bear 3X Shares	370,618	370,618
Direxion Daily Emerging Markets Bull 3X Shares	820,819	820,819
Direxion Daily Emerging Markets Bear 3X Shares	21,675,418	21,675,418
Direxion Daily China Bull 3X Shares	77,325	77,325
Direxion Daily China Bear 3X Shares	589,020	589,020
Direxion Daily Latin America Bull 3X Shares	20,672	20,672

124  DIREXION SEMI-ANNUAL REPORT

	Liability derivatives[1]
	Equity risk	Total

Direxion Daily Latin America Bear 3X Shares	$1,063,603	$1,063,603
Direxion Daily Energy Bull 3X Shares	—	—
Direxion Daily Energy Bear 3X Shares	7,802,725	7,802,725
Direxion Daily Financial Bull 3X Shares	—	—
Direxion Daily Financial Bear 3X Shares	167,435,467	167,435,467
Direxion Daily Technology Bull 3X Shares	—	—
Direxion Daily Technology Bear 3X Shares	8,133,850	8,133,850
Direxion Daily Real Estate Bull 3X Shares	792,243	792,243
Direxion Daily Real Estate Bear 3X Shares	16,137,045	16,137,045
Direxion Daily Semiconductor Bull 3X Shares	1,446,196	1,446,196
Direxion Daily Semiconductor Bear 3X Shares	296,479	296,479
Direxion Daily 2-Year Treasury Bull 3X Shares	—	—
Direxion Daily 2-Year Treasury Bear 3X Shares	56,774	56,774
Direxion Daily 10-Year Treasury Bull 3X Shares	19,507	19,507
Direxion Daily 10-Year Treasury Bear 3X Shares	1,102,081	1,102,081
Direxion Daily 30-Year Treasury Bull 3X Shares	—	—
Direxion Daily 30-Year Treasury Bear 3X Shares	11,306,837	11,306,837

1Statement of Assets and Liabilities location: Unrealized depreciation on swaps.

Transactions in derivative instruments during the period ended April 30, 2010, were as follows:

		Equity risk	Total
Direxion Daily BRIC Bull 2X Shares	Realized gain (loss)[1]
	Swap contracts	$(9,977)

	Total realized gain (loss)	(9,977)	$(9,977)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(28,826)

	Total unrealized appreciation (depreciation)	(28,826)	(28,826)

Direxion Daily BRIC Bear 2X Shares	Realized gain (loss)[1]
	Swap contracts	(46,626)

	Total realized gain (loss)	(46,626)	(46,626)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(8,127)

	Total unrealized appreciation (depreciation)	(8,127)	(8,127)

Direxion Daily India Bull 2X Shares	Realized gain (loss)[1]
	Swap contracts	31,082

	Total realized gain (loss)	31,082	31,082

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(51,610)

	Total unrealized appreciation (depreciation)	(51,610)	(51,610)

Direxion Daily India Bear 2X Shares	Realized gain (loss)[1]
	Swap contracts	(132,485)

	Total realized gain (loss)	(132,485)	(132,485)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(84,327)

	Total unrealized appreciation (depreciation)	(84,327)	(84,327)

DIREXION SEMI-ANNUAL REPORT  125

		Equity risk	Total
Direxion Daily Large Cap Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	$20,131,841

	Total realized gain (loss)	20,131,841	$20,131,841

	Unrealized appreciation (depreciation)[2]
	Swap contracts	50,606,974

	Total unrealized appreciation (depreciation)	50,606,974	50,606,974

Direxion Daily Large Cap Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(136,223,708)

	Total realized gain (loss)	(136,223,708)	(136,223,708)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(21,898,369)

	Total unrealized appreciation (depreciation)	(21,898,369)	(21,898,369)

Direxion Daily Mid Cap Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	1,771,847

	Total realized gain (loss)	1,771,847	1,771,847

	Unrealized appreciation (depreciation)[2]
	Swap contracts	16,321,594

	Total unrealized appreciation (depreciation)	16,321,594	16,321,594

Direxion Daily Mid Cap Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(4,690,190)

	Total realized gain (loss)	(4,690,190)	(4,690,190)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(5,962,600)

	Total unrealized appreciation (depreciation)	(5,962,600)	(5,962,600)

Direxion Daily Small Cap Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	65,073,623

	Total realized gain (loss)	65,073,623	65,073,623

	Unrealized appreciation (depreciation)[2]
	Swap contracts	67,477,558

	Total unrealized appreciation (depreciation)	67,477,558	67,477,558

Direxion Daily Small Cap Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(252,769,486)

	Total realized gain (loss)	(252,769,486)	(252,769,486)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(158,844,049)

	Total unrealized appreciation (depreciation)	(158,844,049)	(158,844,049)

Direxion Daily Developed Markets Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	821,786

	Total realized gain (loss)	821,786	821,786

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(411,394)

	Total unrealized appreciation (depreciation)	(411,394)	(411,394)

Direxion Daily Developed Markets Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(1,296,553)

	Total realized gain (loss)	(1,296,553)	(1,296,553)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(463,214)

	Total unrealized appreciation (depreciation)	(463,214)	(463,214)

126  DIREXION SEMI-ANNUAL REPORT

		Equity risk	Total
Direxion Daily Emerging Markets Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	$46,653,388

	Total realized gain (loss)	46,653,388	$46,653,388

	Unrealized appreciation (depreciation)[2]
	Swap contracts	47,799,629

	Total unrealized appreciation (depreciation)	47,799,629	47,799,629

Direxion Daily Emerging Markets Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(50,808,225)

	Total realized gain (loss)	(50,808,225)	(50,808,225)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(24,389,077)

	Total unrealized appreciation (depreciation)	(24,389,077)	(24,389,077)

Direxion Daily China Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	(2,150,903)

	Total realized gain (loss)	(2,150,903)	(2,150,903)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	3,171,250

	Total unrealized appreciation (depreciation)	3,171,250	3,171,250

Direxion Daily China Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(1,801,500)

	Total realized gain (loss)	(1,801,500)	(1,801,500)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(589,020)

	Total unrealized appreciation (depreciation)	(589,020)	(589,020)

Direxion Daily Latin America Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	(2,184,873)

	Total realized gain (loss)	(2,184,873)	(2,184,873)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	3,410,834

	Total unrealized appreciation (depreciation)	3,410,834	3,410,834

Direxion Daily Latin America Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	500,472

	Total realized gain (loss)	500,472	500,472

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(1,063,603)

	Total unrealized appreciation (depreciation)	(1,063,603)	(1,063,603)

Direxion Daily Energy Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	18,405,447

	Total realized gain (loss)	18,405,447	18,405,447

	Unrealized appreciation (depreciation)[2]
	Swap contracts	17,872,206

	Total unrealized appreciation (depreciation)	17,872,206	17,872,206

Direxion Daily Energy Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(11,719,307)

	Total realized gain (loss)	(11,719,307)	(11,719,307)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(7,599,003)

	Total unrealized appreciation (depreciation)	(7,599,003)	(7,599,003)

DIREXION SEMI-ANNUAL REPORT  127

		Equity risk	Total
Direxion Daily Financial Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	$143,140,624

	Total realized gain (loss)	143,140,624	$143,140,624

	Unrealized appreciation (depreciation)[2]
	Swap contracts	277,533,496

	Total unrealized appreciation (depreciation)	277,533,496	277,533,496

Direxion Daily Financial Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(399,716,139)

	Total realized gain (loss)	(399,716,139)	(399,716,139)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(257,537,267)

	Total unrealized appreciation (depreciation)	(257,537,267)	(257,537,267)

Direxion Daily Technology Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	34,920,328

	Total realized gain (loss)	34,920,328	34,920,328

	Unrealized appreciation (depreciation)[2]
	Swap contracts	19,878,982

	Total unrealized appreciation (depreciation)	19,878,982	19,878,982

Direxion Daily Technology Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(21,150,663)

	Total realized gain (loss)	(21,150,663)	(21,150,663)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(3,755,434)

	Total unrealized appreciation (depreciation)	(3,755,434)	(3,755,434)

Direxion Daily Real Estate Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	39,422,297

	Total realized gain (loss)	39,422,297	39,422,297

	Unrealized appreciation (depreciation)[2]
	Swap contracts	36,178,150

	Total unrealized appreciation (depreciation)	36,178,150	36,178,150

Direxion Daily Real Estate Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(53,883,011)

	Total realized gain (loss)	(53,883,011)	(53,883,011)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(19,991,217)

	Total unrealized appreciation (depreciation)	(19,991,217)	(19,991,217)

Direxion Daily Semiconductor Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	672,127

	Total realized gain (loss)	672,127	672,127

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(954,355)

	Total unrealized appreciation (depreciation)	(954,355)	(954,355)

Direxion Daily Semiconductor Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(538,569)

	Total realized gain (loss)	(538,569)	(538,569)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(241,842)

	Total unrealized appreciation (depreciation)	(241,842)	(241,842)

128  DIREXION SEMI-ANNUAL REPORT

		Equity risk	Total
Direxion Daily 2-Year Treasury Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	$(758)

	Total realized gain (loss)	(758)	$(758)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	3,402

	Total unrealized appreciation (depreciation)	3,402	3,402

Direxion Daily 2-Year Treasury Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	285

	Total realized gain (loss)	285	285

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(56,774)

	Total unrealized appreciation (depreciation)	(56,774)	(56,774)

Direxion Daily 10-Year Treasury Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	(190,075)

	Total realized gain (loss)	(190,075)	(190,075)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(109,461)

	Total unrealized appreciation (depreciation)	(109,461)	(109,461)

Direxion Daily 10-Year Treasury Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(521,854)

	Total realized gain (loss)	(521,854)	(521,854)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(440,921)

	Total unrealized appreciation (depreciation)	(440,921)	(440,921)

Direxion Daily 30-Year Treasury Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	(1,268,710)

	Total realized gain (loss)	(1,268,710)	(1,268,710)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	754,113

	Total unrealized appreciation (depreciation)	754,113	754,113

Direxion Daily 30-Year Treasury Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	6,634,043

	Total realized gain (loss)	6,634,043	6,634,043

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(9,733,361)

	Total unrealized appreciation (depreciation)	(9,733,361)	(9,733,361)

1 Statement of Operations location: Net realized gain (loss) on swaps.
2Statement of Operations location: Change in unrealized appreciation (depreciation) on swaps.

For the six-months ended April 30, 2010, the quarterly average gross notional amounts of the derivatives held by the Funds were as follows:

	Long Equity	Short Equity
	Swap Contracts	Swap Contracts

Direxion Daily BRIC Bull 2X Shares	$4,773,493	$—
Direxion Daily BRIC Bear 2X Shares	—	7,913,623

DIREXION SEMI-ANNUAL REPORT  129

	Long Equity	Short Equity
	Swap Contracts	Swap Contracts

Direxion Daily India Bull 2X Shares	12,242,099	—
Direxion Daily India Bear 2X Shares	—	7,478,299
Direxion Daily Large Cap Bull 3X Shares	435,816,782	—
Direxion Daily Large Cap Bear 3X Shares	—	896,717,207
Direxion Daily Mid Cap Bull 3X Shares	76,097,335	—
Direxion Daily Mid Cap Bear 3X Shares	—	41,575,545
Direxion Daily Small Cap Bull 3X Shares	615,521,776	—
Direxion Daily Small Cap Bear 3X Shares	—	1,428,855,226
Direxion Daily Developed Markets Bull 3X Shares	42,479,360	—
Direxion Daily Developed Markets Bear 3X Shares	—	22,090,268
Direxion Daily Emerging Markets Bull 3X Shares	711,841,372	—
Direxion Daily Emerging Markets Bear 3X Shares	—	420,329,861
Direxion Daily China Bull 3X Shares	52,507,144	—
Direxion Daily China Bear 3X Shares	—	26,931,657
Direxion Daily Latin America Bull 3X Shares	44,627,067	—
Direxion Daily Latin America Bear 3X Shares	—	22,041,287
Direxion Daily Energy Bull 3X Shares	310,793,817	—
Direxion Daily Energy Bear 3X Shares	—	193,341,965
Direxion Daily Financial Bull 3X Shares	2,773,310,354	—
Direxion Daily Financial Bear 3X Shares	—	3,305,691,286
Direxion Daily Technology Bull 3X Shares	347,929,822	—
Direxion Daily Technology Bear 3X Shares	—	152,450,950
Direxion Daily Real Estate Bull 3X Shares	261,935,978	—
Direxion Daily Real Estate Bear 3X Shares	—	189,837,383
Direxion Daily Semiconductor Bull 3X Shares	50,882,466	—
Direxion Daily Semiconductor Bear 3X Shares	—	9,411,245
Direxion Daily 2-Year Treasury Bull 3X Shares	8,980,568	—
Direxion Daily 2-Year Treasury Bear 3X Shares	—	29,787,300
Direxion Daily 10-Year Treasury Bull 3X Shares	19,652,090	—
Direxion Daily 10-Year Treasury Bear 3X Shares	—	86,258,266
Direxion Daily 30-Year Treasury Bull 3X Shares	26,413,531	—
Direxion Daily 30-Year Treasury Bear 3X Shares	—	378,465,943

8.	RISK

Below are some of the principal risks of investing in the ETFs. Please refer to the ETFs’ prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

130  DIREXION SEMI-ANNUAL REPORT

Correlation Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

9.	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued an update to improve disclosure about fair value measurements. This update requires entities to disclose a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, this update clarifies the requirements for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirements to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all updated requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact it will have on its financial statement disclosures.

DIREXION SEMI-ANNUAL REPORT  131

10.	ADDITIONAL INFORMATION

The Direxion Daily Emerging Markets Bear 3X Shares conducted a 1-for-10 reverse split with a record date of Wednesday, March 3, 2010 and an effective date of Thursday, March 4, 2010, when shares began trading on a split-adjusted basis. As a result of the reverse split, every ten shares of the Fund will be exchanged for one share (excluding fractional shares, which will be redeemed in cash).

The following Funds conducted a forward split with a record date of Friday April 30, 2010, and an effective date of Wednesday May 5, 2010:

Direxion Daily Mid Cap Bull 3X Shares 3-for-1 forward split.
Direxion Daily Emerging Markets Bull 3X Shares 4-for-1 forward split.
Direxion Daily Financial Bull 3X Shares 3-for-1 forward split.
Direxion Daily Technology Bull 3X Shares 4-for-1 forward split.
Direxion Daily Real Estate Bull 3X Shares 4-for-1 forward split.

11.	SUBSEQUENT EVENTS

The Funds have adopted authoritative standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, the Funds are required to disclose the date through which subsequent events have been evaluated. The Funds have evaluated subsequent events through the issuance of their financial statements.

On June 21, 2010, the Funds declared income dividends and capital gain dividend distributions with an ex-date of June 22, 2010 and payable date of June 29, 2010. The income dividends and capital gain dividend distributions per share for each Fund was as follows:

		Per Share Short
	Per Share Income	Term Capital
Funds	Dividend	Gains

Direxion Daily BRIC Bull 2X Shares	$0.17506	$—
Direxion Daily Large Cap Bull 3X Shares	0.05685	—
Direxion Daily Mid Cap Bull 3X Shares	0.01189	1.46154
Direxion Daily Developed Markets Bull 3X Shares	0.29159	1.78286
Direxion Daily Emerging Markets Bull 3X Shares	0.08689	—
Direxion Daily China Bull 3X Shares	0.13594	—
Direxion Daily Latin America Bull 3X Shares	0.11808	—
Direxion Daily Energy Bull 3X Shares	0.04942	—
Direxion Daily Technology Bull 3X Shares	—	0.50957
Direxion Daily Real Estate Bull 3X Shares	0.33422	—
Direxion Daily 10-Year Treasury Bull 3X Shares	0.11641	—
Direxion Daily 30-Year Treasury Bull 3X Shares	0.22046	—

The following Funds will conduct a 1-for-5 reverse split with a record date of Wednesday July 7, 2010 and an effective date of Thursday July 8, 2010:

Direxion Daily Small Cap Bear 3X Shares
Direxion Daily Energy Bear 3X Shares
Direxion Daily Technology Bear 3X Shares
Direxion Daily Real Estate Bear 3X Shares

132  DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust
Board Review of Investment Advisory Agreement
April 30, 2010

Provided below is a summary of certain of the factors the Board considered at its November 23, 2009 and February 10, 2010 Board meetings in approving advisory agreements (each an “Agreement” and collectively, the “Agreements”) between Rafferty Asset Management (“Rafferty”) and the Direxion Shares ETF Trust (the “Trust”), on behalf of certain series of the Trust.

The Board at its meeting on November 23, 2009, approved the Agreement related to the Direxion Daily Basic Materials Bull 3X Shares, Direxion Daily Basic Materials Bear 3X Shares, Direxion Daily Consumer Discretionary Bull 3X Shares, Direxion Daily Consumer Discretionary Bear 3X Shares, Direxion Daily Consumer Staples Bull 3X Shares, Direxion Daily Consumer Staples Bear 3X Shares, Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Healthcare Bear 3X Shares, Direxion Daily Retail Bull 3X Shares, Direxion Daily Retail Bear 3X Shares, Direxion Daily S&P 500® Bull 3X Shares, Direxion Daily S&P 500® Bear 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Utilities Bull 3X Shares and Direxion Daily Utilities Bear 3X Shares (each a “Fund” and collectively, the “November Funds”).

The Board at its meeting on February 10, 2010, approved the Agreement related to the Direxion Airline Shares, Direxion Auto Shares, Direxion Daily Agribusiness Bull 3X Shares, Direxion Daily Agribusiness Bear 3X Shares, Direxion Daily Brazil Bull 3X Shares, Direxion Daily Brazil Bear 3X Shares, Direxion Daily Canada Bull 3X Shares, Direxion Daily Canada Bear 3X Shares, Direxion Daily Commodity Related Bull 3X Shares, Direxion Daily Commodity Related Bear 3X Shares, Direxion Daily Global Infrastructure Bull 3X Shares, Direxion Daily Global Infrastructure Bear 3X Shares, Direxion Daily Gold Miners Bull 3X Shares, Direxion Daily Gold Miners Bear 3X Shares, Direxion Daily Home Construction Bull 3X Shares, Direxion Daily Home Construction Bear 3X Shares, Direxion Daily Indonesia Bull 3X Shares, Direxion Daily Indonesia Bear 3X Shares, Direxion Daily Malaysia Bull 3X Shares, Direxion Daily Malaysia Bear 3X Shares, Direxion Daily Natural Gas Related Bull 3X Shares, Direxion Daily Natural Gas Related Bear 3X Shares, Direxion Daily Regional Banks Bull 3X Shares, Direxion Daily Regional Banks Bear 3X Shares, Direxion Daily Russia Bull 3X Shares, Direxion Daily Russia Bear 3X Shares, Direxion Daily South Korea Bull 3X Shares, Direxion Daily South Korea Bear 3X Shares, Direxion Daily Taiwan Bull 3X Shares, Direxion Daily Taiwan Bear 3X Shares, Direxion Daily Thailand Bull 3X Shares, Direxion Daily Thailand Bear 3X Shares, Direxion Daily Water Bull 3X Shares, Direxion Daily Water Bear 3X Shares, Direxion Daily Wind Energy Bull 3X Shares and Direxion Daily Wind Energy Bear 3X Shares (each a “Fund” and collectively, the “February Funds”).

At neither meeting did the Board identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors. At the time that the Board considered each Fund, it noted that the Funds had not yet commenced operations. Accordingly, the Board at each meeting considered primarily the services to be provided by Rafferty, the management fee rates to be paid to Rafferty and the Funds’ estimated expenses.

Nature, Extent and Quality of Services Provided.  At both its November 23, 2009 and February 10, 2010 meetings, the Board considered the nature, extent and quality of the services to be provided under the Agreements by Rafferty. The Board noted that Rafferty has provided services to the Trust, Direxion Funds and Direxion Insurance Trust since their inception and has developed an expertise in managing funds using leveraged strategies. The Board at both meetings also noted that Rafferty trades efficiently with low commission rates, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and to meet its expense reimbursement obligations. The Board considered that Rafferty will oversee all aspects of the operation of the Funds, including oversight of the Funds’ service providers. Because the November Funds had not commenced operations as of November 23, 2009 and the February Funds had not commenced operations as of February 10, 2010, they did not have any prior performance history. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty to the November Funds and February Funds under the Agreements were fair and reasonable.

DIREXION SEMI-ANNUAL REPORT  133

Costs of Services Provided to the Funds and Profits Realized.  The Board at each meeting considered the fees to be paid to Rafferty on an annual basis, including contractual fee waivers. In this regard, management advised the Board that the advisory fees for the Funds are similar to the advisory fees for comparable exchange-traded funds. The Board also noted that Rafferty does not have any non-mutual fund clients, except for one hedge fund client. In this connection, the Board considered that Rafferty charges a higher fee rate for that hedge fund compared to the advisory fee rate of the Funds. The Board also considered that Rafferty agreed to limit the total expenses for the 2011 fiscal year for the Funds via contractual fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business. Based on these considerations, the Board at each meeting determined that, in the exercise of its business judgment, the costs of the services to be provided and the profits to be realized under the Agreements were fair and reasonable.

Other Benefits.  The Board considered Rafferty’s representation at both meetings that it did not believe that its relationship with the Funds would provide any other benefits. The Board at each meeting noted that Rafferty previously had represented that its relationship with other investment companies managed by Rafferty could help to enable Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms can help to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board at each meeting determined that, in the exercise of its business judgment, any benefits to Rafferty would be fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined at its November 23, 2009 meeting in regards to the November Funds, and at its February 10, 2010 in regards to the February Funds, that each Agreement was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board at its November 23, 2009 meeting unanimously voted in favor of the approval of the Agreement related to the November Funds, and the Board at its February 10, 2010 meeting unanimously voted in favor of the approval of the Agreement related to the February Funds.

134  DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT APRIL 30, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            www.direxionshares.com

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Custodian & Index Receipt Agent
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm
Ernst & Young LLP
Times Square
New York, NY 10036

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-866-476-7523 or by accessing the SEC’s website at www.SEC.Gov. Such reports maybe reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-866-476-7523, or by accessing the SEC’s website, at www.SEC.Gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not Applicable for the semi-annual reporting period.
Item 3. Audit Committee Financial Expert.
Not Applicable for the semi-annual reporting period.
Item 4. Principal Accountant Fees and Services.
Not Applicable for the semi-annual reporting period.
Item 5. Audit Committee of Listed Registrants.
Not Applicable for the semi-annual reporting period.
Item 6. Schedule of Investments.
(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a) The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.
Item 12. Exhibits.
(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.
(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Direxion Shares ETF Trust
By: /s/ Daniel O’ Neill
Daniel O’ Neill, President
Date: June 24, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
Registrant: Direxion Shares ETF Trust
By: /s/ Daniel O’ Neill
Daniel O’ Neill, President
Date: June 24, 2010
By: /s/ Guy Talarico
Guy Talarico, Principal Financial Officer
Date: June 24, 2010